Prospectus
JPMorgan Insurance Trust
Class 1 Shares
May 1, 2018
JPMorgan Insurance Trust Core Bond Portfolio*
* The Portfolio does not have an exchange ticker symbol.
The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies (collectively, variable insurance contracts) offered by the separate accounts of various insurance companies. Portfolio shares may also be offered to qualified pension and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis (Eligible Plans). The investment objective (also known as the Portfolio’s goal) and policies of the Portfolio may be similar to other funds managed or advised by J.P. Morgan Investment Management Inc. and its affiliates. However, the investment results of the Portfolio may be higher or lower than, and there is no guarantee that the investment results of the Portfolio will be comparable to, any other J.P. Morgan Fund.

Risk/Return Summary
JPMorgan Insurance Trust Core Bond Portfolio
What is the goal of the Portfolio?
The Portfolio seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Class 1
Management Fee	0.40%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.23
Total Annual Fund Operating Expenses	0.63
Fee Waivers and/or Expense Reimbursements[1]	(0.03)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[1]	0.60
1	The Portfolio’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.60% of the average daily net assets of Class 1 Shares. The Portfolio may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Portfolio’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Portfolio’s investment in such money market funds. These waivers are in effect through 4/30/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 4/30/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS 1 SHARES ($)	61	199	348	783
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Portfolio’s performance. During the Portfolio’s most recent fiscal year, the Portfolio’s turnover rate was 21% of the average value of its portfolio.
What are the Portfolio’s main investment strategies?
The Portfolio is designed to maximize total return by investing in a portfolio of investment grade intermediate- and long-term debt securities. As part of its main investment strategy, the Portfolio may principally invest in corporate bonds, U.S. treasury obligations including treasury coupon strips and treasury principal strips and other U.S. government and agency securities, and asset-backed, mortgage-related and mortgage-backed securities. Mortgage-related and mortgage-backed securities may be structured as collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities, commercial mortgage-backed securities, mortgage pass-through securities and cash and cash equivalents. These securities may be structured such that payments consist of interest-only (IO), principal-only (PO) or principal and interest.
As a matter of fundamental policy, the Portfolio will invest at least 80% of its net assets in bonds. For purposes of this policy, net assets include the amount of borrowings for investment purposes. Generally, such bonds will have intermediate to long maturities. The Portfolio’s average weighted maturity will ordinarily range between four and 12 years. The Portfolio may have a longer or shorter average weighted maturity under certain market conditions and the Portfolio may shorten or lengthen its average weighted maturity if deemed appropriate for temporary defensive purposes. Because of the Portfolio’s holdings in asset-backed, mortgage-backed and similar securities, the Portfolio’s average weighted maturity is equivalent to the average weighted maturity of the cash flows in the securities held by the Portfolio given certain prepayment assumptions (also known as weighted average life).
Securities will be rated investment grade (or the unrated equivalent) at the time of purchase. In addition, all securities will be U.S. dollar-denominated although they may be issued by a foreign corporation or a U.S. affiliate of a foreign corporation or a foreign government or its agencies and instrumentalities. The adviser may invest a significant portion or all of its assets in mortgage-related and mortgage-backed securities in the adviser’s discretion. The Portfolio expects to invest no more than 10% of its assets in “sub-prime” mortgage-related securities at the time of purchase.
The adviser buys and sells securities and investments for the Portfolio based on its view of individual securities and market sectors. Taking a long-term approach, the adviser looks for

May 1, 2018  |  1

Risk/Return Summary
JPMorgan Insurance Trust Core Bond Portfolio (continued)
individual fixed income investments that it believes will perform well over market cycles. The adviser is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity, legal provisions and the structure of the transaction.
The Portfolio’s Main Investment Risks
The Portfolio is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular instruments or markets are not met.

An investment in this Portfolio or any other fund may not provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Portfolio is suitable for you.
The Portfolio is subject to the main risks noted below, any of which may adversely affect the Portfolio’s performance and ability to meet its investment objective.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities held by the Portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
Interest Rate Risk. The Portfolio’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Portfolio may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given that the Federal Reserve has begun to raise interest rates, the Portfolio may face a heightened level of interest rate risk.
Credit Risk. The Portfolio’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Portfolio’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Portfolio’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Government Securities Risk. The Portfolio invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Portfolio. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future.
Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. The Portfolio may invest in asset-backed, mortgage-related and mortgage-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Portfolio may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Portfolio may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Portfolio may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
Collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities, including those structured as IOs and POs, are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. The risk of default, as described under “Credit Risk,” for “sub-prime” mortgages is generally higher than other types of

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mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.
Inverse Floater Risk. Inverse floaters and inverse IOs are debt securities structured with interest rates that reset in the opposite direction from the market rate to which the security is indexed. Generally, interest rates on these securities vary inversely with a short-term floating rate (which may be reset periodically). They are more volatile and more sensitive to interest rate changes than other types of debt securities. Interest rates on inverse floaters and inverse IOs will decrease when the rate to which they are indexed increases, and will increase when the rate to which they are indexed decreases. In response to changes in market interest rates or other market conditions, the value of an inverse floater or inverse IO may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If interest rates move in a manner not anticipated by the adviser, the Portfolio could lose all or substantially all of its investment in inverse IOs.
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Portfolio may have to reinvest in securities with a lower yield. The Portfolio also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
Foreign Issuer Risks. U.S. dollar-denominated securities of foreign issuers or U.S. affiliates of foreign issuers may be subject to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks sanctions or other measures by the United States or other governments and regulatory issues facing issuers in such foreign countries. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.
Geographic Focus Risk. The Portfolio may focus its investments in one or more regions or small groups of countries. As a result, the Portfolio’s performance may be subject to greater volatility than a more geographically diversified fund.
Industry and Sector Focus Risk. At times the Portfolio may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Portfolio increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Zero-Coupon, Pay-In-Kind and Deferred Payment Securities Risk. The market value of a zero-coupon, pay-in-kind or deferred payment security is generally more volatile than the market value of, and is more likely to respond to a greater degree to changes in interest rates than, other fixed income securities with similar maturities and credit quality that pay interest periodically. In addition, federal income tax law requires that the holder of a zero-coupon security accrue a portion of the discount at which the security was purchased as taxable income each year. The Portfolio may consequently have to dispose of portfolio securities under disadvantageous circumstances to generate cash to satisfy its requirement as a regulated investment company to distribute all of its net income (including non-cash income attributable to zero-coupon securities). These actions may reduce the assets to which the Portfolio’s expenses could otherwise be allocated and may reduce the Portfolio’s rate of return.
Transactions Risk. The Portfolio could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Portfolio shares may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
You could lose money investing in the Portfolio.
The Portfolio’s Past Performance
This section provides some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Class 1 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the Bloomberg Barclays U.S. Aggregate Bond Index and the Lipper Variable Underlying Funds Core Bond Funds Index, an index based on the total returns of certain mutual funds within the Lipper designated category for the Portfolio. These mutual funds are considered by Lipper to be similar to the Portfolio. Unlike the other index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance is not
May 1, 2018  |  3

Risk/Return Summary
JPMorgan Insurance Trust Core Bond Portfolio (continued)
necessarily an indication of how any class of the Portfolio will perform in the future. Updated performance information is available by calling 1-800-480-4111.
The performance figures shown do not reflect charges imposed by variable insurance contracts or Eligible Plans through which the Portfolio is offered. The Portfolio’s performance will be lower when any such charges are deducted.
YEAR-BY-YEAR RETURNS
Best Quarter	3rd quarter, 2009	4.39%
Worst Quarter	4th quarter, 2016	-3.13%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)
	Past 1 Year	Past 5 Years	Past 10 Years
CLASS 1 SHARES	3.57%	2.03%	4.27%
Bloomberg Barclays U.S. Aggregate Bond Index
(Reflects No Deduction for Fees, Expenses, or Taxes)	3.54	2.10	4.01
Lipper Variable Underlying Funds Core Bond Funds Index
(Reflects No Deduction for Taxes)	3.87	2.09	3.91
Management
J.P. Morgan Investment Management Inc.
Portfolio Manager	Managed the Portfolio Since	Primary Title with Investment Adviser
Barbara Miller	2015	Managing Director
Richard D. Figuly	2016	Managing Director
Peter D. Simons	2016	Managing Director
Purchase and Sale of Portfolio Shares
The Portfolio sells its shares at net asset value on any business day directly to the separate accounts of various insurance companies issuing variable annuity contracts and variable life insurance policies (variable insurance contracts) and certain qualified retirement plans. You may invest indirectly in the Portfolio through your purchase of a variable insurance contract or through a qualified retirement plan. Any minimum or subsequent investment requirements and redemption procedures are governed by the applicable separate account or retirement plan through which you invest.
Tax Information
Under current law, owners of variable insurance contracts and qualified retirement plan participants that have invested in the Portfolio are not subject to federal income tax on Portfolio earnings and distributions on gains realized upon the sale or redemption of Portfolio shares until such amounts are withdrawn from the retirement plan or variable contract.
Payments to Insurance Companies and to Broker-Dealers and Other Financial Intermediaries
Portfolio shares are available only through an insurance company’s variable insurance contracts or an employer or other retirement plan (Retirement Products). The Portfolio or its related companies may make payments to an insurance company (and/or its related companies) for distribution and/or related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries that sell the variable insurance contracts for the sale of Portfolio shares and/or related services. These payments to insurance companies may be a factor that the insurance company considers in including the Portfolio as an underlying investment in a variable insurance contract. The prospectus or other disclosures relating to a variable insurance contract may contain additional information about these payments. When received by a broker-dealer or other financial intermediary from an insurance company (or its related companies) or in connection with Retirement Products, such payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial intermediary or visit its website for more information.

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More About the Portfolio
Additional Information About the Portfolio’s
Investment Strategies
The Portfolio is designed to maximize total return by investing in a portfolio of investment grade intermediate- and long-term debt securities. As part of its main investment strategy, the Portfolio may principally invest in corporate bonds, U.S. treasury obligations including treasury coupon strips and treasury principal strips and other U.S. government and agency securities, and asset-backed, mortgage-related and mortgage-backed securities. Mortgage-related and mortgage-backed securities may be structured as collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities, commercial mortgage-backed securities, mortgage pass-through securities and cash and cash equivalents. These securities may be structured such that payments consist of interest-only (IO), principal-only (PO) or principal and interest.
As a matter of fundamental policy, the Portfolio will invest at least 80% of its net assets in bonds. For purposes of this policy, net assets include the amount of borrowings for investment purposes. Generally, such bonds will have intermediate to long maturities. The Portfolio’s average weighted maturity will ordinarily range between four and 12 years. The Portfolio may have a longer or shorter average weighted maturity under certain market conditions and the Portfolio may shorten or lengthen its average weighted maturity if deemed appropriate for temporary defensive purposes. Because of the Portfolio’s holdings in asset-backed, mortgage-backed and similar securities, the Portfolio’s average weighted maturity is equivalent to the average weighted maturity of the cash flows in the securities held by the Portfolio given certain prepayment assumptions (also known as weighted average life).
Securities will be rated investment grade (or the unrated equivalent) at the time of purchase. In addition, all securities will be U.S. dollar-denominated although they may be issued by a foreign corporation or a U.S. affiliate of a foreign corporation or a foreign government or its agencies and instrumentalities. The adviser may invest a significant portion or all of its assets in mortgage-related and mortgage-backed securities in the adviser’s discretion. The Portfolio expects to invest no more than 10% of its assets in “sub-prime” mortgage-related securities at the time of purchase.
The adviser buys and sells securities and investments for the Portfolio based on its view of individual securities and market sectors. Taking a long-term approach, the adviser looks for individual fixed income investments that it believes will perform well over market cycles. The adviser is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity, legal provisions and the structure of the transaction.
Credit Quality. The Portfolio limits its investments to investment grade securities or the unrated equivalent. Investment grade securities carry a minimum rating of Baa3, BBB–, or BBB by Moody’s Investors Service Inc. (Moody’s), Standard & Poor’s
Corporation (S&P), or Fitch Ratings (Fitch), respectively, or the equivalent by another national rating organization (NRSRO), or unrated but deemed by the adviser to be of comparable quality. A security’s quality is determined at the time of purchase and securities that are rated investment grade or the unrated equivalent may be downgraded or decline in credit quality such that subsequently they would be deemed to below investment grade.
As indicated in the Portfolio’s Risk/Return Summary, the Portfolio may invest in “sub-prime” mortgage-related securities. “Sub-prime” loans, which have higher interest rates, are made to borrowers with low credit ratings or other factors that increase the risk for default. In general, these borrowers have impaired or limited credit history.
Average Weighted Maturity. The Portfolio’s average weighted maturity will ordinarily range between 4 and 12 years. The Portfolio will have a longer or shorter average weighted maturity under certain market conditions, and the Portfolio may shorten its average weighted maturity if deemed appropriate for temporary defensive purposes. Average weighted maturity is the average of all the current maturities (that is, the term of the securities of the individual bonds in the Portfolio calculated so as to count most heavily those securities with the highest dollar value). Average weighted maturity is important to investors as an indication of the Portfolio’s sensitivity to changes in interest rates.
Usually the longer the average weighted maturity, the more fluctuation in share price you can expect. Mortgage-related securities are subject to prepayment of principal, which can shorten the average weighted maturity of the Portfolio. Because the Portfolio holds asset-backed, mortgage-backed and similar securities, the average weighted maturity of the Portfolio is equivalent to its weighted average life. Weighted average life is the average weighted maturity of the cash flows in the securities held by the Portfolio given certain prepayment assumptions.
Investment Strategies. As a matter of fundamental policy, the Portfolio will invest at least 80% of its net assets in bonds. For purposes of this fundamental policy, a “bond” is a debt security with a maturity of 90 days or more at the time of its issuance. Some examples of bonds include securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, a domestic or a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, including principal-only and interest-only stripped mortgage-backed securities, collateralized mortgage obligations, asset-backed securities, convertible bonds, stripped government securities and zero-coupon obligations.
The Portfolio may invest in bonds and other debt securities that are rated in the lowest investment grade category.

May 1, 2018  |  5

More About the Portfolio (continued)
Additional Strategies. The Portfolio has flexibility to invest in derivatives and may use such instruments to manage duration, sector and yield curve exposure, credit and spread volatility and to respond to volatile market conditions. Derivatives, which are instruments which have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Portfolio can invest. Although the use of derivatives is not a principal strategy of the Portfolio, the Portfolio may use futures contracts, options, swaps and other instruments from time to time to hedge various investments, for risk management purposes and/or to increase income or gain to the Portfolio.
The Portfolio may also engage in securities lending. Securities lending involves the loan of securities to borrowers in exchange for cash collateral which the Portfolio may reinvest. During the term of the loan, the Portfolio is entitled to receive amounts equivalent to distributions paid on the loaned securities as well as the return on the cash collateral investments. Upon termination of the loan, the Portfolio is required to return the cash collateral to the borrower plus an agreed upon rebate.
The Portfolio may invest in loan participations and assignments (Loans) although the Portfolio does not currently use Loans as part of its principal investment strategy.
Although not main investment strategies, the Portfolio may also utilize:
•	other investment companies
•	exchange-traded funds (ETFs)
•	affiliated money market funds
The Portfolio may utilize these investment strategies to a greater or lesser degree. If a strategy is a main investment strategy for the Portfolio, it is summarized in the Risk/Return Summary.
ETFs, which are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange, may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index. Ordinarily, the Portfolio must limit its investments in a single non-affiliated ETF to 5% of its total assets and in all non-affiliated ETFs to 10% of its total assets. The Securities and Exchange Commission (SEC) has issued exemptive orders to many ETFs that allow any fund investing in such ETFs to disregard these 5% and 10% limitations, subject to certain conditions. If the Portfolio invests in ETFs that have received such exemptive orders, it may invest any amount of its total assets in a single ETF or in multiple ETFs. ETFs that are not structured as investment companies as defined in the Investment Company Act of 1940, as amended (1940 Act) are not subject to these percentage limitations. The price movement of an index-based ETF may not track the underlying index and may result in a loss. In addition, ETFs may trade at a price above
(premium) or below (discount) their net asset value, especially during periods of significant market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio.
The frequency with which the Portfolio buys and sells securities will vary from year to year, depending on market conditions.
FUNDAMENTAL INVESTMENT OBJECTIVE
An investment objective is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Portfolio. The investment objective for the Portfolio is fundamental.
Please note that the Portfolio also may use strategies that are not described herein, but which are described in the Statement of Additional Information.
Investment Risks
There can be no assurance that the Portfolio will achieve its investment objective.

An investment in the Portfolio or any other fund may not provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if the Portfolio is suitable for you.
The main risks associated with investing in the Portfolio are summarized in the Risk/Return Summary at the front of this prospectus. More detailed descriptions of the main risks and additional risks of the Portfolio are described below.
Main Risks
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Portfolio’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
Interest Rate Risk. The Portfolio invests in debt securities that increase or decrease in value based on changes in interest rates. If rates increase, the value of these investments generally declines. On the other hand, if rates fall, the value of these investments generally increases. Your investment will decline in value if the value of these investments decreases. Securities with greater interest rate sensitivity and longer maturities

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generally are subject to greater fluctuations in value. Usually, the changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment. The Portfolio may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly or as much as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Given that the Federal Reserve has begun to raise interest rates, the Portfolio may face a heightened level of interest rate risk.
Credit Risk. There is a risk that issuers and/or counterparties will not make payments on securities, repurchase agreements or other investments held by the Portfolio. Such defaults could result in losses to the Portfolio. In addition, the credit quality of securities held by the Portfolio may be lowered if an issuer’s or counterparty’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Portfolio. Lower credit quality also may affect liquidity and make it difficult for the Portfolio to sell the security. The Portfolio may invest in securities that are rated in the lowest investment grade category. Such securities are considered to have speculative characteristics similar to high yield securities, and issuers or counterparties of such securities are more vulnerable to changes in economic conditions than issuers or counterparties of higher grade securities.
Prices of the Portfolio’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Portfolio’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Zero-Coupon, Pay-In-Kind and Deferred Payment Securities Risk. The market value of a zero-coupon, pay-in-kind or deferred payment security is generally more volatile than the market value of, and is more sensitive to changes in interest rates and credit quality than, other fixed income securities with similar maturities and credit quality that pay interest periodically. In addition, federal income tax law requires that the holder of a zero-coupon security accrue a portion of the discount at which the security was purchased as taxable income each year even though the holder receives no interest payments on the note during the year. The Portfolio must distribute substantially all of its net income (including non-cash income attributable to zero-coupon securities) to its shareholders each year to maintain its status as a regulated investment company and to eliminate tax at the Portfolio level. Accordingly, such accrued discount must be taken into account in determining the amount of taxable distributions to shareholders. The Portfolio may consequently have to dispose of portfolio securities under disadvantageous circumstances to generate cash to satisfy such distribution requirements. These actions may reduce the assets to which the Portfolio’s expenses could otherwise be allocated and may reduce the Portfolio’s rate of return.
In addition, (1) the higher yields and interest rates on certain pay-in-kind securities (PIK) reflect the payment deferral and increased credit risk associated with such instruments and such investments may represent a significantly higher credit risk than coupon loans; (2) PIK securities may have higher price volatility because their continuing accruals require continuing judgments about the collectability of the deferred payments and the value of any associated collateral; (3) PIK interest has the effect of generating investment income; and (4) the deferral of PIK interest may also reduce the loan-to-value ratio at a compounding rate.
Government Securities Risk. The Portfolio invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by Ginnie Mae, Fannie Mae, or Freddie Mac). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Portfolio. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.
Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. Asset-backed, mortgage-related and mortgage-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, asset-backed, mortgage-backed and mortgage-related securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, during such periods and also under normal conditions, these securities are also subject to prepayment and call risk. Gains and losses associated with prepayments will increase or decrease the Portfolio’s yield and the income available for distribution by the Portfolio. When mortgages and
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More About the Portfolio (continued)
other obligations are prepaid and when securities are called, the Portfolio may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of declining interest rates, the Portfolio may be subject to contraction risk which is the risk that borrowers will increase the rate at which they prepay the maturity value of mortgages and other obligations. In periods of rising interest rates, the Portfolio may be subject to extension risk which is the risk that the expected maturity of an obligation will lengthen in duration due to a decrease in prepayments. As a result, in certain interest rate environments, the Portfolio may exhibit additional volatility. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under “Credit Risk.” The risk of such defaults is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.
The Portfolio may invest in CMOs. CMOs are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Portfolio invests may be more volatile and may be particularly sensitive to changes in prevailing interest rates. The values of IO and PO mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, because there may be a drop in trading volume, an inability to find a ready buyer, or the imposition of legal restrictions on the resale of securities, these instruments may be illiquid.
Foreign Issuer Risks. U.S. dollar-denominated securities of foreign issuers or U.S. affiliates of foreign issuers may be subject to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks sanctions or other measures by the United States or other governments and regulatory issues facing issuers in such foreign countries. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Portfolio may have to reinvest in securities with a lower yield. The Portfolio also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
Geographic Focus Risk. The Portfolio may focus its investments in one or more regions or small groups of countries. As a result, the Portfolio’s performance may be subject to greater volatility than a more geographically diversified fund.
Industry and Sector Focus Risk. At times, the Portfolio may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Portfolio increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Inverse Floater Risk. The Portfolio may use inverse floaters and inverse IOs which are debt securities structured with interest rates that reset in the opposite direction from the market rate to which the security is indexed. Generally, interest rates on these securities vary inversely with a short-term floating rate (which may be reset periodically). They are more volatile and more sensitive to interest rate changes than other types of debt securities. Interest rates on inverse floaters and inverse IOs will decrease when the rate to which they are indexed increases, and will increase when the rate to which they are indexed decreases. In response to changes in market interest rates or other market conditions, the value of an inverse floater or inverse IO may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If interest rates move in a manner not anticipated by the adviser, the Portfolio could lose all or substantially all of its investment in inverse IOs.
Transactions Risk. The Portfolio could experience a loss when selling securities to meet redemption requests by shareholders and its liquidity may be negatively impacted. The risk of loss increases if the redemption requests are large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Portfolio wishes to or is required to sell are illiquid. To the extent a large proportion of shares of the Portfolio are held by a small number of shareholders (or a single shareholder) including funds or accounts over which the adviser or its affiliates have investment discretion, the Portfolio is subject to the risk that these shareholders will purchase or redeem Portfolio shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the adviser or its affiliates. In addition to the other risks described in this section, these transactions could adversely affect the ability of the Portfolio to conduct its investment program. The Portfolio may be unable to

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sell illiquid securities at its desired time or price or the price at which the securities have been valued for purposes of the Portfolio’s net asset value. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer or legal restrictions on the securities’ resale. Other market participants may be attempting to sell debt securities at the same time as the Portfolio, causing downward pricing pressure and contributing to illiquidity. The capacity for bond dealers to engage in trading or “make a market” in debt securities has not kept pace with the growth of bond markets. This could potentially lead to decreased liquidity and increased volatility in the debt markets. Liquidity and valuation risk may be magnified in a rising interest rate environment, when credit quality is deteriorating or in other circumstances where investor redemptions from fixed income mutual funds may be higher than normal. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress. Similarly, large purchases of Portfolio shares may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Large redemptions also could accelerate the realization of capital gains, increase the Portfolio’s transaction costs and impact the Portfolio’s performance.
Additional Risks
Volcker Rule Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder known as the Volcker Rule, if the adviser and/or its affiliates own 25% or more of the outstanding ownership interests of the Portfolio after the permitted seeding period from the implementation of the Portfolio’s investment strategy, the Portfolio could be subject to restrictions on trading that would adversely impact the Portfolio’s ability to execute its investment strategy. Generally, the permitted seeding period is three years from the implementation of the Portfolio’s investment strategy. As a result, the adviser and/or its affiliates may be required to reduce their ownership interests in the Portfolio at a time that is sooner than would otherwise be desirable, which may result in the Portfolio’s liquidation or, if the Portfolio is able to continue operating, may result in losses, increased transaction costs and adverse tax consequences as a result of the sale of portfolio securities.
Securities Lending Risk. Securities lending involves counter-party risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults. This risk is increased when the Portfolio’s loans are concentrated with a single or limited number of borrowers. In addition, the Portfolio bears the risk of loss in connection with its investments of the cash collateral it receives from the borrower. To the extent that the value or return of the Portfolio’s investments of the cash collateral declines below the amount owed to a borrower, the Portfolio may incur losses that exceed the amount it earned on lending the security. In situations where the adviser does not believe that it is prudent to sell the cash collateral investments in the market, the Portfolio may borrow money to repay the borrower the amount of cash collateral owed to the borrower upon return of the loaned securities. This will result in financial leverage, which may cause the Portfolio to be more volatile because financial leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio’s securities.
ETF and Investment Company Risk. The Portfolio may invest in shares of other investment companies and ETFs. Shareholders bear both their proportionate share of the Portfolio’s expenses and similar expenses of the underlying investment company or ETF when the Portfolio invests in shares of another investment company or ETF. The Portfolio is subject to the risks associated with the ETF’s or investment company’s investments. The price movement of an index-based ETF may not track the underlying index and may result in a loss. ETFs and closed-end investment companies may trade at a price below their net asset value (also known as a discount). The Portfolio may invest in J.P. Morgan Funds. Because the Portfolio’s Adviser or its affiliates provide services to and receive fees from J.P. Morgan Funds, the Portfolio’s investments in such funds benefit the Adviser and/or its affiliates.
Derivatives Risk. The Portfolio may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Portfolio’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to the Portfolio, and the cost of such strategies may reduce the Portfolio’s returns. Derivatives also expose the Portfolio to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including the credit risk of the derivative counterparty. In addition, the Portfolio may use derivatives for non-hedging purposes, which increases the Portfolio’s potential for loss. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Portfolio does not have a claim on the reference assets and is subject to enhanced counterparty risk.
Investing in derivatives will result in a form of leverage. Leverage involves special risks. The Portfolio may be more volatile than if the Portfolio had not been leveraged because leverage tends to exaggerate any effect of the increase or decrease in the value of the Portfolio’s securities. Registered investment companies are limited in their ability to engage in derivative transactions and are required to identify and earmark assets to provide asset coverage for derivative transactions.
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More About the Portfolio (continued)
The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately.
The Portfolio’s transactions in futures contracts, swaps and other derivatives will be subject to special tax rules, the effect of which may be to accelerate income to the Portfolio, defer losses to the Portfolio and cause adjustments in the holding periods of the Portfolio’s securities. These rules could therefore affect the amount and timing of distributions to shareholders.
WHAT IS A DERIVATIVE?
Derivatives are securities or contracts (for example, futures and options) that derive their value from the performance of underlying assets or securities.
Conflicts of Interest
An investment in a Portfolio is subject to a number of actual or potential conflicts of interest. For example, the Adviser and/or its affiliates provide a variety of different services to a Portfolio, for which a Portfolio compensates them. As a result, the Adviser and/or its affiliates have an incentive to enter into arrangements with a Portfolio, and face conflicts of interest when balancing that incentive against the best interests of a Portfolio. The Adviser and/or its affiliates also face conflicts of interest in their service as investment adviser to other clients, and, from time to time, make investment decisions that differ from and/or negatively impact those made by the Adviser on behalf of a Portfolio. In addition, affiliates of the Adviser provide a broad range of services and products to their clients and are major participants in the global currency, equity, commodity, fixed income and other markets in which a Portfolio invests or will invest. In certain circumstances by providing services and products to their clients, these affiliates’ activities will disadvantage or restrict a Portfolio and/or benefit these affiliates. The Adviser may also acquire material non-public information which would negatively affect the Adviser’s ability to transact in securities for a Portfolio. JPMorgan and the Portfolios have adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate conflicts of interest. In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available. For more information about conflicts of interest, see the Potential Conflicts of Interest section in the SAI.
Temporary Defensive Positions
For liquidity and to respond to unusual market conditions, the Portfolio may invest all or most of its total assets in cash and cash equivalents for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments.
WHAT IS A CASH EQUIVALENT?
Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements, certificates of deposit, bankers’ acceptances, commercial paper, money market mutual funds and bank deposit accounts.
While the Portfolio is engaged in a temporary defensive position, it may not meet its investment objective. These investments may also be inconsistent with the Portfolio’s main investment strategies. Therefore, the Portfolio will pursue a temporary defensive position only when market conditions warrant.
Additional Fee Waiver and/or Expense Reimbursement
Service providers to the Portfolio may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time. The Portfolio’s service providers may discontinue or modify these voluntary actions at any time without notice. In addition, certain affiliates of the Adviser participated in selling variable insurance contracts that included the Portfolio as an investment option to variable insurance contract owners who hold such contracts in retirement plans and/or individual retirement accounts (“covered sales”). The Adviser, Administrator and/or Distributor (as defined in the prospectus) will waive certain fees to which they are otherwise entitled with respect to covered sales in order to avoid potential conflicts of interest that may arise under the United States Department of Labor’s revised regulations defining fiduciary advice. The amount of the covered sales waiver will be based upon fees payable to the Adviser, the Administrator, the Distributor and JPMorgan Chase Bank, N.A., as custodian and fund accounting agent, that the Adviser can attribute to assets in the Portfolio as a result of covered sales (such amounts may be estimated). Performance for the Portfolio reflects (or will reflect) these waivers of fees and/or the reimbursement of expenses, if any. Without these waivers and/or expense reimbursements, performance would have been less favorable.

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The Portfolio’s Management and Administration
The Portfolio is a series of JPMorgan Insurance Trust, a Massa-chusetts business trust (the Trust). The Trust is governed by Trustees who are responsible for overseeing all business activities of the Portfolio.
The Portfolio operates in a multiple class structure. A multiple class portfolio is an open-end investment company that issues two or more classes of securities representing interests in the same investment portfolio.
Each class in a multiple class portfolio can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to the Portfolio on different terms than another class. Certain classes may be more appropriate for a particular investor.
The Portfolio may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning the Portfolio’s other share classes. A Financial Intermediary who receives compensation for selling Portfolio shares may receive a different amount of compensation for sales of different classes of shares.
The Portfolio’s Investment Adviser
J.P. Morgan Investment Management Inc. (JPMIM) acts as investment adviser to the Portfolio and makes the day-to-day investment decisions for the Portfolio.
JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMIM is located at 270 Park Avenue, New York, NY 10017.
During the most recent fiscal year ended 12/31/17, JPMIM was paid a management fee (net of waivers), of 0.39% as a percentage of the Portfolio’s average daily net assets.
A discussion of the basis the Board of Trustees of the Trust used in reapproving the investment advisory agreement for the Portfolio is available in the annual report for the most recent fiscal year ended December 31.
The Portfolio Managers
The lead portfolio managers who are primarily responsible for the day-to-day management of the Portfolio are listed below. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve and sector allocation strategies for the Portfolio. The portfolio managers are assisted by research teams who provide individual security and sector recommendations regarding their area of focus, while the portfolio managers select and allocate individual securities in a manner designed to meet the investment objective of the Portfolio.
Barbara Miller, Managing Director, is the lead portfolio manager responsible for the day-to-day management of the Portfolio. An employee of JPMIM or predecessor firms since 1994 and portfolio manager for the Portfolio since September 2015, Ms. Miller is currently the head of the U.S. Value Driven Platform within JPMIM’s Global Fixed Income, Currency & Commodities Group (GFICC). She also has served as the manager and a senior portfolio manager for the Fixed Income Mid Institutional Taxable Group since June 2007, which provides individually managed fixed income investments for fully discretionary, institutional accounts and personal investment management accounts. Richard D. Figuly, Managing Director, and Peter D. Simons, Managing Director and CFA charterholder, are portfolio managers for the Portfolio since March 2016. An employee of JPMIM or predecessor firms since 1993, Mr. Figuly is a member of the GFICC group and a portfolio manager for the U.S. Value Driven Team and is responsible for managing certain J.P. Morgan Funds and institutional taxable bond portfolios. Mr. Simons has been an employee of JPMIM or predecessor firms since 2001. Mr. Simons is a fixed income portfolio manager for the GFICC group responsible for managing taxable bond portfolios for institutional clients.
The Statement of Additional Information (the SAI) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Portfolio.
The Portfolio’s Administrator
JPMIM (the Administrator) provides administrative services and oversees the Portfolio’s other service providers. The Administrator receives a pro rata portion of the following annual fee on behalf of the Portfolio for administrative services: 0.15% of the first $25 billion of average daily net assets of all funds (excluding certain funds of funds and money market funds) in the J.P. Morgan Funds Complex plus 0.075% of average daily net assets of such funds over $25 billion.
The Portfolio’s Distributor
JPMorgan Distribution Services, Inc. (the Distributor or JPMDS) is the distributor for the Portfolio. The Distributor is an affiliate of JPMIM.
Additional Compensation to Financial Intermediaries
JPMIM, JPMDS and, from time to time, other affiliates of JPMorgan Chase may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries who sell shares of the Portfolio. For the Portfolio, Financial Intermediaries include insurance companies and their affiliated broker-dealers, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into an agreement

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The Portfolio’s Management and Administration (continued)
with the Distributor. These additional cash payments are generally made to Financial Intermediaries that provide shareholder or administrative services to variable insurance contract owners or Eligible Plan participants or marketing support.
12  |  JPMorgan Insurance Trust

Shareholder Information
Pricing Portfolio Shares
How are Portfolio Shares Priced?
Shares are sold at net asset value (NAV) per share. Shares are also redeemed at NAV. The NAV of each class within the Portfolio varies, primarily because each class has different class specific expenses such as distribution fees.
The NAV per share of a class of the Portfolio is equal to the value of all the assets attributable to that class, minus the liabilities attributable to that class, divided by the number of outstanding shares of that class. The following is a summary of the valuation procedures generally used to value the J.P. Morgan Funds’ investments.
Securities for which market quotations are readily available are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available; market quotations are determined not to be reliable; or, their value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before the Portfolio’s NAV is calculated, may be valued at fair value in accordance with policies and procedures adopted by the J.P. Morgan Funds’ Board of Trustees. Fair value represents a good faith determination of the value of a security or other asset based upon specifically applied procedures. Fair valuation may require subjective determinations. There can be no assurance that the fair value of an asset is the price at which the asset could have been sold during the period in which the particular fair value was used in determining the Portfolio’s NAV.
Equity securities listed on a North American, Central American, South American or Caribbean securities exchange are generally valued at the last sale price on the exchange on which the security is principally traded. Other foreign equity securities are fair valued using quotations from an independent pricing service, as applicable. The value of securities listed on the NASDAQ Stock Market, Inc. is generally the NASDAQ official closing price.
Fixed income securities are valued using prices supplied by an approved independent third party or affiliated pricing services or broker/dealers. Those prices are determined using a variety of inputs and factors as more fully described in the SAI.
Assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates from an approved independent pricing service as of 4:00 p.m. ET. Shares of ETFs are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.
Options (e.g., on stock indices or equity securities) traded on U.S. equity securities exchanges are valued at the composite mean price, using the National Best Bid and Offer quotes at the close of options trading on such exchanges.
Options traded on foreign exchanges or U.S. commodity exchanges are valued at the settled price, or if no settled price is available, at the last sale price available prior to the calculation of the Portfolio’s NAV and will be fair valued by applying fair value factor provided by independent pricing services, as applicable, for any options involving equity reference obligations listed on exchanges other than North American, Central American, South American or Caribbean securities exchanges.
Exchange traded futures (e.g., on stock indices, debt securities or commodities) are valued at the settled price, or if no settled price is available, at the last sale price as of the close of the exchanges on which they trade. Any futures involving equity reference obligations listed on exchanges other than North American, Central American, South American or Caribbean securities exchanges will be fair valued by applying fair value factor provided by independent pricing services, as applicable.
Non-listed over-the-counter options and futures are valued utilizing market quotations provided by approved pricing services.
Swaps and structured notes are priced generally by an approved independent third party or affiliated pricing service or at an evaluated price provided by a counterparty or broker/ dealer.
Any derivatives involving equity reference obligations listed on exchanges other than North American, Central American, South American or Caribbean securities exchanges will be fair valued by applying fair value factor provided by independent pricing services, as applicable.
NAV is calculated each business day as of the close of the NYSE, which is typically 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the Portfolio closes. The Portfolio will not treat an intraday unscheduled disruption or closure in NYSE trading as a closure of the NYSE and will calculate NAV as of 4:00 p.m., ET if the particular disruption or closure directly affects only the NYSE. The price at which a purchase is effected is based on the next calculation of NAV after the order is received in proper form in accordance with this prospectus. To the extent the Portfolio invests in securities that are primarily listed on foreign exchanges or other markets that trade on weekends or other days when the Portfolio does not price its shares, the value of the Portfolio’s shares may change on days when you will not be able to purchase or redeem your shares.
When can Portfolio Shares be Purchased?
Purchases may be made on any business day for the Portfolio. This includes any day that the Portfolio is open for business, other than weekends and days on which the NYSE is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

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Shareholder Information (continued)
Purchasing Portfolio Shares
Who can Purchase Shares of the Portfolio?
Shares of the Portfolio are sold to separate accounts of insurance companies investing on instructions of contract owners of variable insurance contracts. Purchasers of variable insurance contracts will not own shares of the Portfolio. Rather, all shares will be owned by the insurance companies and held through their separate accounts for the benefit of purchasers of variable insurance contracts. Shares are also available to Eligible Plans for the benefit of their participants. All investments in the Portfolio are credited to the shareholder’s account in the form of full or fractional shares of the designated Portfolio. Purchases are processed on any day on which the Portfolio is open for business. If purchase orders are received by an insurance company from its variable insurance contract holders or by an Eligible Plan from its participants before the Portfolio’s Closing Time, the order will be effective at the NAV per share calculated that day, provided that the order and federal funds are received by the Portfolio in proper form on the next business day. The insurance company or Eligible Plan administrator or trustee is responsible for properly transmitting purchase orders and federal funds.
Share ownership is electronically recorded; therefore, no certificate will be issued.
The interests of different separate accounts and Eligible Plans are not always the same, and material, irreconcilable conflicts may arise. The Board of Trustees will monitor events for such conflicts and, should they arise, will determine what action, if any, should be taken.
Federal law requires the Portfolio to obtain, verify and record an accountholder’s name, principal place of business and Employer Identification Number or other government issued identification when opening an account. The Portfolio may require additional information in order to open a corporate account or under certain other circumstances. This information will be used by the Portfolio or its transfer agent to attempt to verify the accountholder’s identity. The Portfolio may not be able to establish an account if the accountholder does not provide the necessary information. In addition, the Portfolio may suspend or limit account transactions while it is in the process of attempting to verify the accountholder’s identity. If the Portfolio is unable to verify the accountholder’s identity after an account is established, the Portfolio may be required to involuntarily redeem the accountholder’s shares and close the account. Losses associated with such involuntary redemption may be borne by the investor.
Shares of the Portfolio have not been registered for sale outside of the United States. This prospectus is not intended for distribution to prospective investors outside of the United States. The Portfolio generally does not market or sell shares to investors domiciled outside of the United States, even, with regard to individuals, if they are citizens or lawful permanent residents of the United States.
Redeeming Portfolio Shares
Portfolio shares may be sold at any time by the separate accounts of the insurance companies issuing the variable insurance contracts or Eligible Plans. Individuals may not place sell orders directly with the Portfolio. Redemptions are processed on any day on which the Portfolio is open for business. If redemption orders are received by an insurance company from its variable insurance contract holders or by an Eligible Plan from its participants before the Portfolio’s Closing Time, the order will be effective at the NAV per share calculated that day, provided that the order is received by the Portfolio in proper form on the next business day. The insurance company or Eligible Plan administrator or trustee is responsible for properly transmitting redemption orders. The length of time that the Portfolios typically expect to pay redemption proceeds depends on the method of payment and the agreement between the insurance company or Eligible Plan administrator or trustee and the Portfolios. The Portfolios typically expect to pay redemption proceeds to the insurance company or Eligible Plan within 1 to 3 business days following the Portfolio's receipt of the redemption order from the insurance company or Eligible Plan. Payment of redemption proceeds to the insurance company or Eligible Plan may take longer than the time a Portfolio typically expects and may take up to seven days as permitted by the 1940 Act. Variable insurance contract owners should consult the applicable variable insurance contract prospectus and Eligible Plan participants should consult the Eligible Plan’s administrator or trustee for more information about redeeming Portfolio shares.
The Portfolio may suspend the ability to redeem when:
1.	Trading on the NYSE is restricted;
2.	The NYSE is closed (other than weekend and holiday closings);
3.	Federal securities laws permit;
4.	The SEC has permitted a suspension; or
5.	An emergency exists, as determined by the SEC.
Generally, all redemptions will be for cash. The J.P. Morgan Funds typically expect to satisfy redemption requests by selling portfolio assets or by using holdings of cash or cash equivalents. On a less regular basis, the Portfolios may also satisfy redemption requests by borrowing from another Portfolio, by drawing on a line of credit from a bank, or using other short-term borrowings from its custodian. These methods may be used during both normal and stressed market conditions. In addition to paying redemption proceeds in cash, if shares redeemed are worth $250,000 or more, the Portfolios reserve the right to pay part or all of the redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Portfolio will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Portfolio and its remaining shareholders. If an insurance

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company or Eligible Plan receives a redemption in-kind, securities received may be subject to market risk and taxable gains and brokerage or other charges in converting the securities to cash. While the Portfolios do not routinely use redemptions in-kind, the Portfolios reserve the right to use redemptions in-kind to manage the impact of large redemptions on the Portfolios. Redemption in-kind proceeds will typically be made by delivering a pro-rata amount of a Portfolio’s holdings that are readily marketable securities to the redeeming insurance company or Eligible Plan within seven days after the Portfolio’s receipt of the redemption order.
Abusive Trading
The Portfolio does not authorize market timing. Market timing is an investment strategy using frequent purchases and redemptions in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Portfolio shares held by long-term variable insurance contract owners or participants in Eligible Plans, disrupt portfolio management and increase Portfolio expenses for all shareholders. Although market timing may affect any fund, these risks may be higher for funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when the Portfolio invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Portfolio calculates its net asset value. To the extent that the Portfolio is unable to identify market timers effectively, long-term investors may be adversely affected.
The Portfolio’s Board of Trustees has adopted policies and procedures with respect to market timing. Because purchase and sale transactions are submitted to the Portfolio on an aggregated basis by the insurance company issuing the variable insurance contract or by an Eligible Plan, the Portfolio is limited in identifying and eliminating market timing transactions by individual variable insurance contract owners or Eligible Plan participants. In an aggregated transaction, the purchases of Portfolio shares and the redemptions of Portfolio shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Portfolio. The Portfolio, therefore, has to rely upon the insurance companies to police restrictions in the variable insurance contracts or according to the insurance company’s administrative policies; those restrictions will vary from variable insurance contract to variable insurance contract. Similarly, with respect to Eligible Plans, the Portfolio is often dependent upon the Eligible Plan’s financial intermediaries who utilize their own policies and procedures to identify market timers.
The Portfolio has attempted to put safeguards in place to assure that financial intermediaries, including insurance companies, have implemented procedures designed to deter market timing and abusive trading. The Portfolio will seek to monitor for signs of market timing activities, such as unusual cash flows, and may request information from the applicable insurance company or Eligible Plan to determine whether or not market timing or abusive trading is involved. In addition, under agreements with insurance companies, the Portfolio may request transaction information from the insurance companies at any time in order to determine whether there has been short-term trading by the insurance companies’ contract owners. The Portfolio will request that the insurance company provide individual contract owner level detail to the Portfolio at its request. Under such agreements, the Portfolio or the Distributor may restrict or prohibit any purchase orders with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of purchases and sales of Portfolio shares that indicates market timing or trading they determine is abusive to the extent possible.
The Portfolio will seek to apply these policies as uniformly as practicable. It is, however, more difficult to locate and eliminate individual market timers in the separate accounts or Eligible Plans, and there can be no assurances that the Portfolio will be able to effectively identify and eliminate market timing and abusive trading in the Portfolio. Variable insurance contract owners should consult the prospectus for their variable insurance contract for additional information on contract level restrictions relating to market timing.
In addition to rejecting purchase orders in connection with suspected market timing activities, the Portfolio can reject a purchase order in certain other circumstances including when it does not think a purchase order is in the best interest of the Portfolio and/or its shareholders or if it determines the trading to be abusive.
Voting and Shareholder Meetings
How are Shares of the Portfolio Voted?
As long as required by the SEC, the insurance company that issued your variable insurance contract will solicit voting instructions from the purchasers of variable insurance contracts with respect to any matters that are presented to a vote of shareholders. Therefore, to the extent an insurance company is required to vote the total Portfolio shares held in its separate accounts, including those owned by the insurance company, on a proportional basis, it is possible that a small number of variable insurance contract owners would be able to determine the outcome of a matter. Each Portfolio or class votes separately on matters relating solely to that Portfolio or class or which affect that Portfolio or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally. Shareholders shall be entitled to one vote for each share held.
May 1, 2018  |  15

Shareholder Information (continued)
When are Shareholder Meetings Held?
The Trust does not hold annual meetings of shareholders but may hold special meetings. Special meetings are held, for example, to elect or remove trustees, change a Portfolio’s fundamental investment objective, or approve an investment advisory contract.
Questions
Any questions regarding the Portfolio should be directed to JPMorgan Insurance Trust, P.O. Box 8528, Boston, MA 02266-8528, 1-800-480-4111. All questions regarding variable insurance contracts should be directed to the address or telephone number indicated in the prospectus or other literature that you received when you purchased your variable insurance contract.
Distributions and Taxes
The Portfolio intends to qualify each taxable year as a regulated investment company for U.S. federal income tax purposes pursuant to the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the Code) and the regulations thereunder, and to meet all other requirements necessary for it to be relieved of U.S. federal income taxes on income and gains it distributes to the separate accounts of the insurance companies or Eligible Plans. The Portfolio will distribute any net investment income and net realized capital gains at least annually. Both types of distributions will be made in shares of the Portfolio unless an election is made on behalf of a separate account or Eligible Plan to receive some or all of the distribution in cash.
The discussions below are based on the assumption that the shares of the Portfolio will be respected as owned by insurance company separate accounts and Eligible Plans. If this is not the case, the person(s) determined to own the shares will be currently taxed on Portfolio distributions and redemption proceeds. Because insurance company separate accounts and Eligible Plans will be the only shareholders of the Portfolio, no attempt is made here to describe the tax treatment of Portfolio shareholders that are generally taxable.
Tax Consequences to Variable Insurance Contract Owners
Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59½ may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.
In order for investors to receive the favorable tax treatment available to holders of variable insurance contracts, the separate accounts underlying such contracts, as well as the Portfolio in which such accounts invest, must meet certain diversification requirements under Section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements imposed on the Portfolio by the 1940 Act and Subchapter M of the Code, place certain limitations on assets of each insurance company separate account used to fund variable contracts. The Portfolio intends to comply with these requirements. If the Portfolio does not meet such requirements, income allocable to the contracts will be taxable currently to the contract owners.
In addition, if owners of variable insurance contracts have an impermissible level of control over the investments underlying their contracts, the advantageous tax treatment provided to insurance company separate accounts under the Code will no longer be available.
Under Treasury regulations, insurance companies holding the separate accounts must report to the Internal Revenue Service losses above a certain amount resulting from a sale or disposition of Portfolio shares.
For a further discussion of the tax consequences of variable annuity and variable life contracts, please refer to the prospectuses or other documents that you received when you purchased your variable annuity or variable life product.
Tax Consequences to Eligible Plan Participants
Generally, Eligible Plan participants are not taxed currently on distributions of net investment income and capital gains to such plans. Contributions to these plans may be tax deductible, although distributions from these plans are generally taxable. In the case of Roth IRA accounts, contributions are not tax deductible, but distributions from the plan may be tax free.
Tax Consequences of Certain Portfolio Investments
The Portfolio is generally subject to foreign withholding or other foreign taxes, which in some cases can be significant on any income or gain from investments in foreign stocks or securities. In that case, the Portfolio’s total return on those securities would be decreased. The Portfolio may generally deduct these taxes in computing its taxable income. Rather than deducting these foreign taxes, the Portfolio that invests more than 50% of its assets in the stock or securities of foreign corporations or foreign governments at the end of its taxable year may make an election to treat a proportionate amount of eligible foreign taxes as constituting a distribution to each shareholder, which would, subject to certain limitations, generally allow the shareholder to either (i) to credit that proportionate amount of taxes against U.S. Federal income tax liability as a foreign tax credit or (ii) to take that amount as an itemized deduction.
The Portfolio’s investments in certain debt obligations, mortgage-backed securities, asset-backed securities and derivative instruments may require the Portfolio to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Portfolio

16  |   JPMorgan Insurance Trust

may be required to liquidate other investments in its portfolio that it otherwise would have continued to hold, including when it is not advantageous to do so.
The Portfolio’s transactions in future contracts, swaps and other derivatives will be subject to special tax rules, the effect of which may be to accelerate income to the Portfolio, defer losses to the Portfolio and cause adjustments in the holding periods of the Portfolio’s securities. These rules could therefore affect the amount and timing of distributions to shareholders.
Please refer to the SAI for more information regarding the tax treatment of the Portfolio.
The above is a general summary of tax implications of investing in the Portfolio. Because each investor’s tax consequences are unique, investors should consult their own tax advisors to see how investing in the Portfolio will affect their individual tax situations.
Availability of Proxy Voting Record
The Trustees have delegated the authority to vote proxies for securities owned by the Portfolio to the applicable investment adviser. A copy of the Portfolio’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at www.jpmorgan.com/
variableinsuranceportfolios no later than August 31 of each year. The Portfolio’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security and will state how each vote was cast, for example, for or against the proposal.
Portfolio Holdings Disclosure
No sooner than 10 days after the end of each month, the Portfolio will make available upon request an uncertified, complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Portfolio will make available a complete schedule of its portfolio holdings as of the last day of that quarter.
In addition to providing hard copies upon request, the Portfolio will post these quarterly schedules on www.jpmorgan.com/variableinsuranceportfolios and on the SEC’s website at www.sec.gov. From time to time, the Portfolio may post portfolio holdings on the J.P. Morgan Funds website on a more timely basis.
Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s holdings is available in the SAI.
May 1, 2018  |  17

Financial Highlights
The financial highlights tables are intended to help you understand the Portfolio’s financial performance for the past five fiscal years or the period of the Portfolio’s operations, as applicable. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total returns do not include charges that will be imposed by variable insurance contracts or by Eligible Plans. If these charges were reflected, returns would be lower than those shown. This information for each period presented has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolio’s financial statements, are included in the Portfolio’s annual report, which is available upon request.
To the extent the Portfolio invests in other funds, the Total Annual Fund Operating Expenses included in the fee table will not correlate to the ratio of expenses to average net assets in the financial highlights below.
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
Core Bond Portfolio
Class 1
Year Ended December 31, 2017	$10.84	$ 0.29	$ 0.09	$ 0.38	$ (0.28)
Year Ended December 31, 2016	10.91	0.30	(0.07)	0.23	(0.30)
Year Ended December 31, 2015	11.19	0.34	(0.21)	0.13	(0.41)
Year Ended December 31, 2014	11.09	0.38	0.16	0.54	(0.44)
Year Ended December 31, 2013	11.78	0.44	(0.60)	(0.16)	(0.53)
(a)	Calculated based upon average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
18  |  JPMorgan Insurance Trust

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (b)	Net assets, end of period	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate

$ 10.94	3.57%	$ 171,382,596	0.57%	2.66%	0.63%	21%
10.84	2.12	176,565,657	0.59	2.73	0.64	29
10.91	1.12	178,547,019	0.59	3.08	0.61	20
11.19	4.92	152,618,612	0.59	3.40	0.64	18
11.09	(1.47)	176,728,891	0.59	3.86	0.60	13
May 1, 2018  |  19

This Page Intentionally Left Blank.

How to Reach Us
MORE INFORMATION
For more information on the Portfolio, the following documents are available free upon request:
ANNUAL AND SEMI-ANNUAL REPORTS
Our annual and semi-annual reports contain more information about the Portfolio’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Portfolio’s performance during the last fiscal year.
STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains more detailed information about the Portfolio and its policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.
You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:
J.P. Morgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528
You can also find information online at www.jpmorgan.com/variableinsuranceportfolios.
You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Portfolio, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.
Public Reference Room of the SEC
100 F Street, N.E.
Washington, DC 20549-1520
1-202-551-8090
E-mail: publicinfo@sec.gov
Reports, a copy of the SAI and other information about the Portfolio are also available on the EDGAR Database on the SEC’s website at http://www.sec.gov.
VARIABLE INSURANCE CONTRACTS
This prospectus is used with variable insurance contracts. All questions regarding variable insurance contracts should be directed to the address or phone numbers in the variable insurance contract prospectus.
The Investment Company Act File No. is 811-7874.

©JPMorgan Chase & Co., 2018. All rights reserved. May 2018.
PR-JPMITCBP1-518

Prospectus
JPMorgan Insurance Trust
Class 1 Shares
May 1, 2018
JPMorgan Insurance Trust Income Builder Portfolio*
* The Portfolio does not have an exchange ticker symbol.
The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The Portfolio is intended to be funding vehicles for variable annuity contracts and variable life insurance policies (collectively, variable insurance contracts) offered by the separate accounts of various insurance companies. Portfolio shares may also be offered to qualified pension and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis (Eligible Plans). The investment objective (also known as the Portfolio’s goal) and policies of the Portfolio may be similar to other funds managed or advised by J.P. Morgan Investment Management Inc. and its affiliates. However, the investment results of the Portfolio may be higher or lower than, and there is no guarantee that the investment results of the Portfolio will be comparable to, any other J.P. Morgan Fund.

Risk/Return Summary
JPMorgan Insurance Trust Income Builder Portfolio
What is the goal of the Portfolio?
The Portfolio seeks to maximize income while maintaining prospects for capital appreciation.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Portfolio through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Portfolio. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used the calculate the Portfolio’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Portfolio’s prospectus. The table and Example below do not reflect fees and expenses imposed at the variable insurance contract level or which may be imposed by Eligible Plans. If these expenses were reflected, the total expenses would be higher.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Class 1
Management Fee	0.45%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.81
Acquired Fund Fees and Expenses	0.09
Total Annual Fund Operating Expenses	1.35
Fee Waivers and/or Expense Reimbursements[1]	(0.66)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[1]	0.69
1	The Portfolio’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.60% of the average daily net assets of Class 1 Shares. The Portfolio may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Portfolio’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Portfolio’s investment in such money market funds. These waivers are in effect through 4/30/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 4/30/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS 1 SHARES ($)	70	362	676	1,566
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Portfolio’s performance. During the Portfolio’s most recent fiscal year, the Portfolio’s turnover rate was 85% of the average value of its portfolio.
What are the Portfolio’s main investment strategies?
The Portfolio has significant flexibility to achieve its investment objective and invests in a broad range of income-producing securities, including debt and equity securities in the U.S. and other markets throughout the world, both developed and emerging. There is no limit on the number of countries in which the Portfolio may invest, and the Portfolio may focus its investments in a single country or a small group of countries. As attractive investments across asset classes and strategies arise, the adviser attempts to capture these opportunities and has wide latitude to allocate the Portfolio’s assets among strategies and asset classes. J.P. Morgan Investment Management, Inc. (JPMIM or the Adviser) buys and sells securities and investments for the Portfolio based on the Adviser’s view of strategies, sectors, and overall portfolio construction taking into account income generation, risk/return analyses, and relative value considerations.
The Portfolio may invest up to 100% of its total assets in debt securities and other types of investments that are below investment grade. With respect to below investment grade debt securities (known as junk bonds), the Portfolio currently expects to invest no more than 70% of its total assets in such securities. The Portfolio may also invest up to 35% of its total assets in loan assignments and participations (Loans) and commitments to purchase loan assignments (Unfunded Commitments). The

May 1, 2018  |  1

Risk/Return Summary
JPMorgan Insurance Trust Income Builder Portfolio (continued)
Portfolio may invest up to 60% of its total assets in equity securities, including common stocks and equity securities of real estate investment trusts (REITs). In addition to investments in equity securities, the Portfolio may also invest up to 25% in preferred stocks and convertible securities that have characteristics of both equity and debt securities. The Portfolio has broad discretion to use other types of equity, debt, and investments that have characteristics of both debt and equity securities as part of its principal investment strategies. These include mortgage-backed, mortgage-related and asset backed securities, including collateralized mortgage obligations and principal-only (PO) and interest-only (IO) stripped mortgage backed securities, dollar rolls, REITs, inflation-linked securities including Treasury Inflation Protected Securities (TIPS), when issued securities and forward commitments, J.P. Morgan Funds, exchange traded funds (ETFs), and other investment companies including closed-end funds. The Portfolio may also invest in warrants, rights and participation notes (P-Notes).
In addition to direct investments in securities, derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts, foreign currency transactions, options and swaps to help manage duration, sector and yield curve exposure and credit and spread volatility. The Portfolio may also use such derivatives to manage equity, country, regional and currency exposure, to increase income or gain to the Portfolio, for hedging and for risk management. The Portfolio may hedge its non-dollar investments back to the U.S. dollar through the use of foreign currency derivatives including forward foreign currency contracts and currency futures, but may not always do so. In addition to hedging non-dollar investments, the Portfolio may use such derivatives to increase income and gain to the Portfolio and/or as part of its risk management process by establishing or adjusting exposure to particular foreign securities, markets or currencies.
The Portfolio’s Main Investment Risks
The Portfolio is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular instruments or markets are not met.

An investment in this Portfolio or any other fund may not provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Portfolio is suitable for you.
The Portfolio is subject to the main risks noted below, any of which may adversely affect the Portfolio’s performance and ability to meet its investment objective.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities held by the Portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Portfolio’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Portfolio’s securities goes down, your investment in the Portfolio decreases in value.
High Yield Securities and Loan Risk. The Portfolio may invest in instruments including junk bonds, Loans and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments are considered to be speculative and may be subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties and potential illiquidity. Such investments are subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, extended settlement periods, liquidity risks, prepayment risks, potentially less protection under the federal securities laws and lack of publicly available information. High yield securities and Loans that are deemed to be liquid at the time of purchase may become illiquid.
No active trading market may exist for some of the instruments and certain investments may be subject to restrictions on resale. In addition, the settlement period for Loans is uncertain as there is no standardized settlement schedule applicable to such investments. Certain Loans may take more than seven days to settle. The inability to dispose of the Portfolio’s securities and other investments in a timely fashion could result in losses to the Portfolio. Because some instruments may have a more limited secondary market, liquidity and valuation risk may be more pronounced for the Portfolio. When Loans and other instruments are prepaid, the Portfolio may have to reinvest in instruments with a lower yield or fail to recover additional amounts (i.e., premiums) paid for these securities, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Certain Loans may not be considered securities under the federal securities laws and, therefore, investments in such Loans may not be subject to certain protections under those laws. In addition, the adviser may not have access to material non-public information to which other investors may have access.

2  |   JPMorgan Insurance Trust

Interest Rate and Credit Risk. The Portfolio’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates rise, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Portfolio may invest in variable and floating rate Loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of variable and floating rate Loans and other variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given that the Federal Reserve has begun to raise intrest rates, the Portfolio may face a heightened level of interest rate risk. The Portfolio’s investments are subject to the risk that issuers or the counterparties will fail to make payments when due or default completely.
Prices of the Portfolio’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Portfolio’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Industry and Sector Focus Risk. At times the Portfolio may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Portfolio increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Foreign Securities, Emerging Markets and Currency Risk. The Portfolio may invest all of its assets in securities denominated in foreign currencies. Investments in foreign currencies, foreign issuers and foreign securities (including depository receipts) are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Portfolio may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers. While the Portfolio may engage in various strategies to hedge against currency risk, it is not required to do so. The Portfolio may focus its investments in a single country or a small group of countries and be subject to greater volatility than a more geographically diversified fund.
Geographic Focus Risk. The Portfolio may focus its investments in one or more regions or small groups of countries. As a result, the Portfolio’s performance may be subject to greater volatility than a more geographically diversified fund.
European Market Risk. The Portfolio’s performance may be affected by political, social and economic conditions in Europe, such as growth of the economic output (the gross national product), the rate of inflation, the rate at which capital is reinvested into European economies, the success of governmental actions to reduce budget deficits, the resource self-sufficiency of European countries and interest and monetary exchange rates between European countries. European financial markets may experience volatility due to concerns about high government debt levels, credit rating downgrades, rising unemployment, the future of the euro as a common currency, possible restructuring of government debt and other government measures responding to those concerns, and fiscal and monetary controls imposed on member countries of the European Union. The risk of investing in Europe may be heightened due to steps being taken by the United Kingdom to exit the European Union. In addition, if one or more countries were to exit the European Union or abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably.
Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. The Portfolio may invest in asset-backed, mortgage-related and mortgage-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Portfolio may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and
May 1, 2018  |  3

Risk/Return Summary
JPMorgan Insurance Trust Income Builder Portfolio (continued)
yield. In periods of rising interest rates, the Portfolio may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Portfolio may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Collateralized mortgage obligations (CMOs) and stripped mortgage backed securities, including those structured as IOs and POs, are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities.
Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable non-convertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities, although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.
Preferred Stock Risk. Preferred stock generally has a preference as to dividends and liquidation over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Real Estate Securities Risk. The Portfolio’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Portfolio will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Portfolio.
Derivatives Risk. Derivatives, including futures contracts, foreign currency transactions, options, swaps, forward foreign currency contracts, currency futures and participation notes, may be riskier than other types of investments and may increase the volatility of the Portfolio. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Portfolio’s original investment. Derivatives expose the Portfolio to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Portfolio does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Portfolio may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Portfolio to risks of mispricing or improperly valuation. Certain of the Portfolio’s transactions in foreign currency derivatives and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Portfolio realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Portfolio’s after-tax returns. In addition, the Portfolio may use derivatives for non-hedging purposes, which increases the Portfolio’s potential for loss.
Government Securities Risk. The Portfolio invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Portfolio. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.
ETF and Investment Company Risk. Shareholders bear both their proportionate share of the Portfolio’s expenses and similar expenses of an ETF or other investment company. The price and movement of an index-based ETF may not track the underlying index and may result in a loss. ETFs may trade at a price below their net asset value (also known as a discount). The Portfolio may invest in J.P. Morgan Funds. Because the Portfolio’s Adviser or its affiliates provide services to and receive fees from J.P. Morgan Funds, the Portfolio’s investments in such funds benefit the Adviser and/or its affiliates. In addition, the Portfolio may hold a significant percentage of the shares of a J.P. Morgan Fund. As a result, the Portfolio’s investments in such a fund may create a conflict of interest.

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Inflation-Linked Securities Risk. Inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decline when real interest rates increase. Unlike conventional bonds, the principal and interest payments of inflation-linked securities such as TIPS are adjusted periodically to a specified rate of inflation (e.g., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). There can be no assurance that the inflation index used will accurately measure the real rate of inflation. These securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.
Transactions Risk. The Portfolio could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Portfolio shares may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
You could lose money investing in the Portfolio.
The Portfolio’s Past Performance
This section provides some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Class 1 Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Portfolio. The table compares that performance to the MSCI World Index (net of foreign withholding taxes), the Bloomberg Barclays U.S. Aggregate Bond Index, the Income Builder Composite Benchmark, composed of 60% of the MSCI World Index (net of foreign withholding taxes) and 40% Bloomberg Barclays U.S. Aggregate Bond Index, and the Lipper Variable Underlying Funds Flexible Funds Index, an index based on the total returns of certain mutual funds within the Portfolio’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The performance figures shown do not reflect charges imposed by variable insurance contracts or Eligible Plans through which the Portfolio is offered. The Portfolio’s performance will be lower when any such charges are deducted.
YEAR-BY-YEAR RETURNS
Best Quarter	1st quarter, 2017	3.02%
Worst Quarter	3rd quarter, 2015	-3.28%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)
	Past 1 Year	Life of Fund (since 12/09/2014)
CLASS 1 SHARES	11.89%	5.74%
MSCI World Index
(Net of Foreign Withholding Taxes) (Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes)	22.40	8.85
Bloomberg Barclays U.S. Aggregate Bond Index
(Reflects No Deduction for Fees, Expenses or Taxes)	3.54	2.30
Income Builder Composite Benchmark
(Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes on MSCI World Index)	14.52	6.33
Lipper Variable Underlying Funds Flexible Funds Index
(Reflects No Deduction for Taxes)	14.36	6.12 [1]
1	Return calculated from 12/31/14.
Management
J.P. Morgan Investment Management Inc.
May 1, 2018  |  5

Risk/Return Summary
JPMorgan Insurance Trust Income Builder Portfolio (continued)
Portfolio Manager	Managed the Portfolio Since	Primary Title with Investment Adviser
Jeffrey Geller	2014	Managing Director
Anne Lester	2014	Managing Director
Michael Schoenhaut	2014	Managing Director
Eric J. Bernbaum	2014	Executive Director
Purchase and Sale of Portfolio Shares
The Portfolio sells its shares at net asset value on any business day directly to the separate accounts of various insurance companies issuing variable annuity contracts and variable life insurance policies (variable insurance contracts) and certain qualified retirement plans. You may invest indirectly in the Portfolio through your purchase of a variable insurance contract or through a qualified retirement plan. Any minimum or subsequent investment requirements and redemption procedures are governed by the applicable separate account or retirement plan through which you invest.
Tax Information
Under current law, owners of variable insurance contracts and qualified retirement plan participants that have invested in the Portfolio are not subject to federal income tax on Portfolio earnings and distributions on gains realized upon the sale or redemption of Portfolio shares until such amounts are withdrawn from the retirement plan or variable contract.
Payments to Insurance Companies and to Broker-Dealers and Other Financial Intermediaries
Portfolio shares are available only through an insurance company’s variable insurance contracts or an employer or other retirement plan (Retirement Products). The Portfolio or its related companies may make payments to an insurance company (and/or its related companies) for distribution and/or related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries that sell the variable insurance contracts for the sale of Portfolio shares and/or related services. These payments to insurance companies may be a factor that the insurance company considers in including the Portfolio as an underlying investment in a variable insurance contract. The prospectus or other disclosures relating to a variable insurance contract may contain additional information about these payments. When received by a broker-dealer or other financial intermediary from an insurance company (or its related companies) or in connection with Retirement Products, such payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial intermediary or visit its website for more information.

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More About the Portfolio
Additional Information About the Portfolio’s
Investment Strategies
The Portfolio primarily invests in a broad range of income-producing securities, including debt and equity securities in the U.S. and other markets throughout the world, both developed and emerging. The Portfolio may invest in a wide variety of asset classes from issuers throughout the world (including emerging market countries) to achieve its core objective of maximizing income while also providing an opportunity for capital appreciation. There is no limit on the number of countries in which the Portfolio may invest, and the Portfolio may focus its investments in a single country or a small group of countries.
The Portfolio may invest up to 100% of its total assets in debt securities and other types of investments that are rated below investment grade meaning that such securities will carry a rating below Baa3 by Moody’s Investor Service, Inc. (Moody’s), BBB– by Standard & Poor’s Corporation (S&P), or BBB– by Fitch Ratings (Fitch), or the equivalent by another national rating organization, or securities that are unrated. With respect to below investment grade debt securities, the Portfolio currently expects to invest no more than 70% of its total assets in such securities.
The Portfolio may invest up to 35% of its total assets in Loans and Unfunded Commitments. Loans will typically consist of senior floating rate loans (Senior Loans), but may also include secured and unsecured loans, second lien loans or more junior and bridge loans (Junior Loans). Loans may be issued by obligors in the U.S. or in foreign or emerging markets. When the Portfolio acquires a loan assignment, the Portfolio typically will have a direct contractual relationship with the obligor; provided, however, that the Portfolio’s rights may be more limited than the lender from which it acquired the assignment and the Portfolio may be able to enforce its rights only through an administrative agent. The Portfolio attempts to maximize its dividend yield by investing in common stock of corporations that regularly pay dividends, as well as stocks with favorable long-term fundamental characteristics. The Portfolio may invest up to 60% of its total assets in equity securities, including common stocks and equity securities of REITs. In addition to investments in equity securities, the Portfolio may also invest up to 25% in preferred stocks and convertible securities that have characteristics of both equity and debt securities. The Portfolio has broad discretion to use other types of equity, debt, and investments that have characteristics of both debt and equity securities as part of its principal investment strategies. Because yield is the main consideration in selecting securities, the Portfolio may purchase stocks of companies that are out of favor in the financial community and, therefore, are selling below what JPMIM believes to be their long-term investment value. The Portfolio may also invest in warrants, rights and participation notes (P-Notes).
The Portfolio may invest in common stocks and, to a lesser extent, debt securities of REITs and other real estate companies in both developed and emerging markets. REITs are pooled investment vehicles which invest primarily in income-producing real estate or loans related to real estate. The Portfolio may also invest in other types of equity securities of real estate companies including rights, warrants, convertible securities and preferred stocks.
In addition to direct investments in securities, derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts, foreign currency transactions, options and swaps to help manage duration, sector and yield curve exposure and credit and spread volatility. The Portfolio may also use such derivatives to manage equity, country, regional and currency exposure. The Portfolio may hedge its non-dollar investments back to the U.S. dollar through the use of foreign currency derivatives including forward foreign currency contracts and currency futures, but may not always do so. In addition to hedging non-dollar investments, the Portfolio may use derivatives to increase income and gain to the Portfolio and/or as part of its risk management process by establishing or adjusting exposure to particular foreign securities, markets or currencies. Under certain market conditions, the Portfolio’s use of derivatives could be significant.
The Portfolio may invest in asset-backed securities. The Portfolio may also invest in mortgage-backed and mortgage-related securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.
The Portfolio may enter into “dollar rolls,” in which the Portfolio sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date.
The Portfolio also may invest in inflation-linked securities of varying maturities issued by the U.S. government, its agencies and instrumentalities, such as TIPS, as well as inflation-linked debt securities issued by other entities such as corporations, foreign governments and other foreign issuers. The Portfolio also may purchase when-issued securities and forward commitments, which are contracts to purchase securities at a fixed price for delivery at a future date.
The Portfolio may invest in shares of J.P. Morgan Funds, ETFs and other investment companies, including closed-end companies. ETFs, which are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange, may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index. Ordinarily,

May 1, 2018  |  7

More About the Portfolio (continued)
the Portfolio must limit its investments in a single non-affiliated ETF to 5% of its total assets and in all non-affiliated ETFs to 10% of its total assets. The Securities and Exchange Commission (SEC) has issued exemptive orders to many ETFs that allow any fund investing in such ETFs to disregard these 5% and 10% limitations, subject to certain conditions. If the Portfolio invests in ETFs that have received such exemptive orders, it may invest any amount of its total assets in a single ETF or in multiple ETFs. ETFs that are not structured as investment companies as defined in the Investment Company Act of 1940, as amended (1940 Act) are not subject to these percentage limitations. The price movement of an index-based ETF may not track the underlying index and may result in a loss. In addition, ETFs may trade at a price above (premium) or below (discount) their net asset value, especially during periods of significant market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio.
Investment Process: Drawing on the resources of multiple specialist teams within JPMIM, the portfolio managers establish the strategic and tactical allocation for the Portfolio and make the day-to-day decisions concerning strategies, sectors, and overall portfolio construction based on income generation, risk/return analyses and relative value considerations. As attractive investments across asset classes and strategies arise, the portfolio managers attempt to capture these opportunities and have wide latitude to allocate the Portfolio’s assets among strategies and asset classes. The lead portfolio managers leverage the resources and insights of the research analysts and portfolio managers who serve on specialist asset class teams. Such specialist teams select individual securities within the portfolio construction mandates established by the portfolio managers.
The Portfolio may utilize these instruments and investment strategies to a greater or lesser degree. If a strategy is a main investment strategy for the Portfolio, it is summarized above.
The frequency with which the Portfolio buys and sells securities will vary from year to year, depending on market conditions.
NON-FUNDAMENTAL INVESTMENT OBJECTIVES
An investment objective is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Portfolio. The investment objective for the Portfolio is non-fundamental and may be changed without the consent of a majority of the outstanding shares of the Portfolio.
Please note that the Portfolio also may use strategies that are not described herein, but which are described in the Statement of Additional Information.
Investment Risks
There can be no assurance that the Portfolio will achieve its investment objectives.

An investment in the Portfolio or any other fund may not provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if the Portfolio is suitable for you.
The main risks associated with investing in the Portfolio are summarized in the Risk/Return Summary for the Portfolio at the front of this prospectus. More detailed descriptions of the main risks and additional risks of the Portfolio are described below.
Main Risks
Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the prices of the types of securities in which a Portfolio invests) may decline over short or extended periods of time. When the value of the Portfolio’s securities goes down, your investment in the Portfolio decreases in value.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Portfolio’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
Real Estate Securities Risk. The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and mortgages which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy and environmental factors. The underlying mortgage loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub-prime” mortgages. The

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value of REITs will also rise and fall in response to the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. The Portfolio will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Portfolio.
Industry and Sector Focus Risk. At times the Portfolio may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Portfolio increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Foreign Securities and Emerging Markets Risk. To the extent a Portfolio invests in foreign securities (including depositary receipts), these investments are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, civil conflicts and war, greater volatility, sanctions or other measures by the United States or other governments, currency fluctuations, expropriation and nationalization risks, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Portfolio’s foreign holdings can be affected by currency exchange rates and exchange control regulations. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Portfolio may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. The risks associated with foreign securities are magnified in countries in “emerging markets.” These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries and you may sustain sudden, and sometimes substantial, fluctuations in the value of your investments. The Portfolio’s investments in foreign and emerging market securities may also be subject to foreign withholding taxes and/or other taxes, which would decrease the Portfolio’s yield on these securities.
Geographic Focus Risk. In addition to the more general Foreign Securities and Emerging Markets Risk above, the Portfolios may focus its investments in one or more foreign regions or small group of companies. As a result, such Portfolio’s performance may be subject to greater volatility than a more geographically diversified fund and may be subject to the risks in the following regional areas.
Derivatives Risk. The Portfolio may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Portfolio’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to the Portfolio, and the cost of such strategies may reduce the Portfolio’s returns. Derivatives also expose the Portfolio to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including the credit risk of the derivative counterparty. In addition, the Portfolio may use derivatives for non-hedging purposes, which increases the Portfolio’s potential for loss. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Portfolio does not have a claim on the reference assets and is subject to enhanced counterparty risk.
Investing in derivatives will result in a form of leverage. Leverage involves special risks. The Portfolio may be more volatile than if the Portfolio had not been leveraged because leverage tends to exaggerate any effect of the increase or decrease in the value of the Portfolio’s securities. Registered investment companies are limited in their ability to engage in derivative transactions and are required to identify and earmark assets to provide asset coverage for derivative transactions.
The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately.
The Portfolio’s transactions in futures contracts, swaps and other derivatives will be subject to special tax rules, the effect of which may be to accelerate income to the Portfolio, defer losses to the Portfolio and cause adjustments in the holding periods of the Portfolio’s securities. These rules could therefore affect the amount and timing of distributions to shareholders.
May 1, 2018  |  9

More About the Portfolio (continued)
WHAT IS A DERIVATIVE?
Derivatives are securities or contracts (for example futures and options) that derive their value from the performance of underlying assets or securities.
Convertible Securities Risk. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities are usually subordinated to comparable nonconvertible securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities, although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.
Interest Rate Risk. The Portfolio invests in debt securities that increase or decrease in value based on changes in interest rates. If rates increase, the value of these investments generally declines. On the other hand, if rates fall, the value of these investments generally increases. Your investment will decline in value if the value of these investments decreases. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. Usually, the changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment. The Portfolio may invest in variable and floating rate Loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate Loans and other securities may decline if their interest rates do not rise as quickly or as much as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Given that the Federal Reserve has begun to raise interest rates, the Portfolio may face a heightened level of interest rate risk.
Credit Risk. There is a risk that issuers and/or counterparties will not make payments on securities, repurchase agreements or other investments held by the Portfolio. Such defaults could result in losses to the Portfolio. In addition, the credit quality of securities held by the Portfolio may be lowered if an issuer’s or counterparty’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Portfolio. Lower credit quality also may affect liquidity and make it difficult for the Portfolio to sell the security. The Portfolio may invest in securities that are rated in the lowest investment grade category. Such securities are considered to have speculative characteristics similar to high yield securities, and issuers or counterparties of such securities are more vulnerable to changes in economic conditions than issuers or counterparties of higher grade securities. Prices of the Portfolio’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Portfolio’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Mortgage-Related and Other Asset-Backed Securities Risk. The Portfolio may invest in both residential or commercial mortgage-related and asset-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. The value of mortgage-backed and asset-backed securities will be influenced by the factors affecting the residential and commercial property market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, during such periods and also under normal conditions, these securities are also subject to prepayment and call risk. Gains and losses associated with prepayments will increase or decrease a Portfolio’s yield and the income available for distribution by the Portfolio. When mortgages and other obligations are prepaid and when securities are called, the Portfolio may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Portfolio may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Portfolio may exhibit additional volatility. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under “Credit Risk”. The risk of such defaults is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.
The Portfolio may invest in collateralized mortgage obligations (CMOs). CMOs are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class

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with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Portfolio invests may be more volatile and may be subject to higher risk of nonpayment. The Portfolio may invest in interest-only (IO) and principal-only (PO) mortgage-related securities. The values of IO and PO mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, because there may be a drop in trading volume, an inability to find a ready buyer or the imposition of legal restrictions on the resale of securities, these instruments may be illiquid.
Government Securities Risk. The Portfolio invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by Ginnie Mae, Fannie Mae, or Freddie Mac). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Portfolio. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.
High Yield Securities Risk. The Portfolio may invest up to 100% of its total assets in debt securities and other types of investments that are rated below investment grade. High yield, high risk securities and below investment grade securities are also known as junk bonds. Non-investment grade debt securities can be more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the Portfolio’s investments and the Portfolio’s net asset value may be volatile. Furthermore, though these investments generally provide a higher yield than higher-rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses. These securities are considered to be high-risk investments, are speculative with respect to the capacity to pay interest and repay principal and may be issued by companies that are highly leveraged, less creditworthy or financially distressed. These securities are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties, and a potential lack of a secondary or public market for the securities. The market price of these securities can change suddenly and unexpectedly. You should not invest in the Portfolio unless you are willing to assume the greater risk associated with high yield securities. As a result, the Portfolio is intended for investors who are able and willing to assume a high degree of risk.
Currency Risk. Changes in foreign currency exchange rates will affect the value of the Portfolio’s securities and the price of the Portfolio’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets. The Portfolio may engage in various strategies to hedge against currency risk. These strategies may consist of use of foreign currency futures contracts. To the extent the Portfolio enters into such transactions in markets other than in the United States, the Portfolio may be subject to certain currency, settlement, liquidity, trading and other risks similar to those described in this prospectus with respect to the Portfolio’s investments in foreign securities. In addition, the Portfolio may engage in such transactions as a substitute for securities in which the Portfolio invests, to increase exposure to a foreign currency, to shift exposure from one foreign currency to another or for risk management purposes or to increase income or gain to the Portfolio. While the Portfolio’s use of hedging strategies is intended to reduce the volatility of the net asset value of Portfolio shares, the net asset value of the Portfolio will fluctuate. There can be no assurance that the Portfolio’s hedging activities will be effective, and the Portfolio will incur costs in connection with the hedging. Currency hedging may limit the Portfolio’s return if the relative values of currencies change. Furthermore, the Portfolio may only engage in hedging activities from time to time and may not necessarily be engaging in hedging activities when movements in currency exchange rates occur.
Loan Risk. The Portfolio may invest in Loans that are rated below investment grade or the unrated equivalent. Like other high yield, corporate debt instruments, such Loans are subject to an increased risk of default in the payment of principal and interest as well as the other risks described under “Interest Rate Risk,” “Credit Risk,” “High Yield Securities Risk” and “Foreign Securities and Emerging Markets Risk.” Although certain Loans are secured by collateral, the Portfolio could experience delays or limitations in realizing on such collateral or have its interest subordinated to other indebtedness of the obligor. Loans are vulnerable to market sentiment such that economic conditions or other events may reduce the demand for Loans and cause their value to decline rapidly and
May 1, 2018  |  11

More About the Portfolio (continued)
unpredictably. Although the Portfolio limits investments in illiquid securities to no more than 15% of the Portfolio’s net assets at the time of purchase, Loans that are deemed to be liquid at the time of purchase may become illiquid. No active trading market may exist for some of the Loans and certain Loans may be subject to restrictions on resale. In addition, the settlement period for Loans is uncertain as there is no standardized settlement schedule applicable to such investments. The inability to dispose of Loans in a timely fashion could result in losses to the Portfolio. Certain Loans may take more than seven days to settle. Because some Loans that a Portfolio invests in may have a more limited secondary market, liquidity risk is more pronounced for such Portfolio than for funds that invest primarily in other types of fixed income instruments or equity securities. Typically, Loans are not registered securities and are not listed on any national securities exchange. Consequently, there may be less public information available about the Portfolio’s investments and the market for certain Loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. As a result, the Portfolio may be more dependent upon the analytical ability of its adviser. In addition, certain Loans may not be considered securities under the federal securities laws and, therefore, investments in such Loans may not be subject to certain protections under those laws.
When the Portfolio acquires a loan participation, the Portfolio typically enters into a contractual relationship with the lender or third party selling such participations, but not the borrower.
As a result, the Portfolio assumes the credit risk of the seller of the loan participation and any other parties inter-positioned between the Portfolio and the borrower. The Portfolio may not benefit directly from the collateral supporting the loan in which it has purchased the loan participation or assignment.
Affiliates of the adviser may participate in the primary and secondary market for Loans. Because of limitations imposed by applicable law, the presence of the adviser’s affiliates in the Loan market may restrict the Portfolio’s ability to acquire some Loans, affect the timing of such acquisition or affect the price at which the Loan is acquired. Also, because the adviser may wish to invest in the publicly traded securities of an obligor, it may not have access to material non-public information regarding the obligor to which other investors have access.
Loans are subject to prepayment risks. Gains and losses associated with prepayments will increase or decrease the Portfolio’s yield and the income available for distribution by the Portfolio. When Loans are prepaid, the Portfolio may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for Loans, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield.
Inflation-Linked Security Risk. Inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-linked securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. Any increase in the principal amount of an inflation-linked debt security will be considered taxable ordinary income, even though the Portfolio will not receive the principal until maturity. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. The Portfolio’s investments in inflation-linked securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index. In addition, inflation-linked securities are subject to the risk that the CPI-U or other relevant index may be discontinued, fundamentally altered in a manner materially adverse to the interests of an investor in the securities, altered by legislation or Executive Order in a materially adverse manner to the interests of an investor in the securities or substituted with an alternative index.
Transactions Risk. The Portfolio could experience a loss when selling securities to meet redemption requests by shareholders and its liquidity may be negatively impacted. The risk of loss increases if the redemption requests are large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Portfolio wishes to or is required to sell are illiquid. To the extent a large proportion of shares of the Portfolio are held by a small number of shareholders (or a single shareholder) including funds or accounts over which the adviser or its affiliates have investment discretion, the Portfolio is subject to the risk that these shareholders will purchase or redeem Portfolio shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the adviser or its affiliates. In addition to the other risks described in this section, these transactions could adversely affect the ability of the Portfolio to conduct its investment program. The Portfolio may be unable to sell illiquid securities at its desired time or price or the price at which the securities have been valued for purposes of the Portfolio’s net asset value. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale. Other market participants may be attempting to sell debt securities at the same time as the Portfolio, causing downward pricing pressure and contributing to illiquidity. The capacity for bond dealers to engage in trading or “make a market” in debt securities has not kept pace with the growth of bond markets. This could potentially lead to decreased liquidity and increased volatility in the debt markets. Liquidity and valuation risk may be magnified in a rising interest rate environment, when credit quality is deteriorating or in other circumstances where investor redemptions from fixed income mutual funds may be higher than normal. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress. Similarly, large purchases of Portfolio shares may adversely affect the Portfolio’s performance to the extent that

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the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Large redemptions also could accelerate the realization of capital gains, increase the Portfolio’s transaction costs and impact the Portfolio’s performance.
ETF and Investment Company Risk. The Portfolio may invest in shares of other investment companies and ETFs. Shareholders bear both their proportionate share of the Portfolio’s expenses and similar expenses of the underlying investment company or ETF when the Portfolio invests in shares of another investment company or ETF. The Portfolio is subject to the risks associated with the ETF’s or investment company’s investments. The price movement of an index-based ETF may not track the underlying index and may result in a loss. ETFs and closed-end investment companies may trade at a price below their net asset value (also known as a discount). The Portfolio may invest in J.P. Morgan Funds. Because the Portfolio’s Adviser or its affiliates provide services to and receive fees from J.P. Morgan Funds, the Portfolio’s investments in such funds benefit the Adviser and/or its affiliates. In addition, the Portfolio may hold a significant percentage of the shares of a J.P. Morgan Fund. As a result, the Portfolio’s investments in such a fund may create a conflict of interest.
Preferred Stock Risk. The Portfolio may invest in preferred stock. Preferred stock generally has a preference as to dividends and liquidation over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Because preferred stocks generally pay dividends only after the issuing company makes required payments to holders of its bonds and other debt, the value of preferred stocks generally is more sensitive than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.
European Market Risk. The Portfolio’s performance will be affected by political, social and economic conditions in Europe, such as growth of the economic output (the gross national product), the rate of inflation, the rate at which capital is reinvested into European economies, the success of governmental actions to reduce budget deficits, the resource self-sufficiency of European countries and interest and monetary exchange rates between European countries. European financial markets may experience volatility due to concerns about high government debt levels, credit rating downgrades, rising unemployment, the future of the euro as a common currency, possible restructuring of government debt and other government measures responding to those concerns, and fiscal and monetary controls imposed on member countries of the European Union. The risk of investing in Europe may be heightened due to steps being taken by the United Kingdom to exit the European Union. In addition, if one or more countries were to exit the European Union or abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably.
Additional Risks
Volcker Rule Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder known as the Volcker Rule, if the adviser and/or its affiliates own 25% or more of the outstanding ownership interests of a Portfolio after the permitted seeding period from the implementation of a Portfolio’s investment strategy, a Portfolio could be subject to restrictions on trading that would adversely impact a Portfolio’s ability to execute its investment strategy. Generally, the permitted seeding period is three years from the implementation of the Portfolio’s investment strategy. As a result, the adviser and/or its affiliates may be required to reduce their ownership interests in a Portfolio at a time that is sooner than would otherwise be desirable, which may result in the Portfolio’s liquidation or, if a Portfolio is able to continue operating, may result in losses, increased transaction costs and adverse tax consequences as a result of the sale of portfolio securities.
Smaller Company Risk. (Small Cap and Mid Cap Company Risk) Investments in smaller, newer companies may be riskier and less liquid than investments in larger, more-established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, in the price of debtor equity issued by such companies changes may be more sudden or erratic than the prices of other securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies. This may cause unexpected and frequent decreases in the value of the Portfolio’s investments.
Prepayment and Call Risk. The issuers of mortgage-backed and asset-backed securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage-backed and asset-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Portfolio may have to reinvest in securities with a lower yield. The Portfolio also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Furthermore, some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets, and are also subject to the risk of default described under “Credit Risk.”
May 1, 2018  |  13

More About the Portfolio (continued)
The risk of such defaults is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages.
Conflicts of Interest
An investment in a Portfolio is subject to a number of actual or potential conflicts of interest. For example, the Adviser and/or its affiliates provide a variety of different services to a Portfolio, for which a Portfolio compensates them. As a result, the Adviser and/or its affiliates have an incentive to enter into arrangements with a Portfolio, and face conflicts of interest when balancing that incentive against the best interests of a Portfolio. The Adviser and/or its affiliates also face conflicts of interest in their service as investment adviser to other clients, and, from time to time, make investment decisions that differ from and/or negatively impact those made by the Adviser on behalf of a Portfolio. In addition, affiliates of the Adviser provide a broad range of services and products to their clients and are major participants in the global currency, equity, commodity, fixed income and other markets in which a Portfolio invests or will invest. In certain circumstances by providing services and products to their clients, these affiliates’ activities will disadvantage or restrict a Portfolio and/or benefit these affiliates. The Adviser may also acquire material non-public information which would negatively affect the Adviser’s ability to transact in securities for a Portfolio. JPMorgan and the Portfolios have adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate conflicts of interest. In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available. For more information about conflicts of interest, see the Potential Conflicts of Interest section in the SAI.
Temporary Defensive Positions
For liquidity and to respond to unusual market conditions, the Portfolios may invest all or most of their total assets in cash and cash equivalents for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments.
WHAT IS A CASH EQUIVALENT?
Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements, certificates of deposit, bankers’ acceptances, commercial paper, money market mutual funds and bank deposit accounts.
While the Portfolio is engaged in a temporary defensive position, it may not meet its investment objective. These investments may also be inconsistent with the Portfolio’s main investment strategies. Therefore, the Portfolio will pursue a temporary defensive position only when market conditions warrant.
Additional Fee Waiver and/or Expense Reimbursement
Service providers to the Portfolio may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time. The Portfolio’s service providers may discontinue or modify these voluntary actions at any time without notice. In addition, certain affiliates of the Adviser participated in selling variable insurance contracts that included the Portfolio as an investment option to variable insurance contract owners who hold such contracts in retirement plans and/or individual retirement accounts (“covered sales”). The Adviser, Administrator and/or Distributor (as defined in the prospectus) will waive certain fees to which they are otherwise entitled with respect to covered sales in order to avoid potential conflicts of interest that may arise under the United States Department of Labor’s revised regulations defining fiduciary advice. The amount of the covered sales waiver will be based upon fees payable to the Adviser, the Administrator, the Distributor and JPMorgan Chase Bank, N.A., as custodian and fund accounting agent, that the Adviser can attribute to assets in the Portfolio as a result of covered sales (such amounts may be estimated). Performance for the Portfolio reflects (or will reflect) these waivers of fees and/or the reimbursement of expenses, if any. Without these waivers and/or expense reimbursements, performance would have been less favorable.
Expense Limitations
The shares of the J.P. Morgan Funds in which the Portfolios may invest a portion of their assets impose a separate investment advisory fee. To avoid charging an investment advisory fee at an effective rate above 0.45% for the Portfolio on affiliated investments, the Adviser will waive investment advisory fees with respect to the Portfolio in an amount equal to the weighted average pro rata amount of affiliated investment advisory fees charged by the underlying J.P. Morgan Funds. These waivers may be in addition to any waiver required to meet the Portfolio’s contractual expense limitation, but will not exceed the Portfolio’s advisory fee.
Expenses of Underlying Funds
The Portfolio invests in Class R6 Shares or the equivalent of the underlying funds to the extent that they are available. To the extent that an underlying fund does not offer Class R6 Shares, the Portfolio will invest in Class R5 Shares. To the extent that an underlying fund does not offer Class R5 Shares, the Portfolios may invest in Institutional Class or Class L Shares, as applicable, or to the extent that an underlying fund does not have Institutional Class or Class L Shares, the Portfolios may invest in Class I Shares of an underlying fund. Institutional Class or Class L and Class I Shares have higher expenses than Class R5 and Class R6 Shares, and Class R5 Shares have higher expenses than Class R6 Shares. To the extent that the Portfolio invests in shares of the underlying funds that do not offer Class R6

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Shares, the Portfolio’s total expenses will be higher. Acquired Fund Fees and Expenses will vary with changes in expenses of the underlying funds, as well as allocations of the Portfolio’s assets, and may be higher or lower than those shown. Acquired Fund Fees and Expenses include dividend expenses related to short sales by the underlying funds.
May 1, 2018  |  15

The Portfolio’s Management and Administration
The Portfolio is a series of JPMorgan Insurance Trust, a Massachusetts business trust (the Trust). The Trust is governed by Trustees who are responsible for overseeing all business activities of the Portfolios.
The Portfolio operates in a multiple class structure. A multiple class portfolio is an open-end investment company that issues two or more classes of securities representing interests in the same investment portfolio.
Each class in a multiple class portfolio can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to the Portfolio on different terms than another class. Certain classes may be more appropriate for a particular investor.
The Portfolio may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning the Portfolio’s other share classes. A Financial Intermediary who receives compensation for selling Portfolio shares may receive a different amount of compensation for sales of different classes of shares.
The Portfolio’s Investment Adviser
J.P. Morgan Investment Management Inc. (JPMIM) acts as investment adviser to the Portfolio and makes the day-to-day investment decisions for the Portfolio.
JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMIM is located at 270 Park Avenue, New York, NY 10017.
During the most recent fiscal year ended 12/31/17, JPMIM was paid a management fee (net of waivers), of 0.06% as a percentage of the Portfolio’s average daily net assets
A discussion of the basis the Board of Trustees of the Trust used in approving the investment advisory agreement for the Portfolios will be available in the annual report for the fiscal year ended December 31.
The Portfolio Managers
The Portfolio is managed by JPMIM’s Multi-Asset Solutions Group (MAS). The lead portfolio managers who are primarily responsible for the day-to-day management of the Portfolio are listed below. As part of that responsibility, the portfolio managers establish and monitor the strategy and tactical allocations for the Portfolio. The portfolio managers are assisted by multiple specialist teams who support the strategies of the Portfolio within the parameters established by the lead portfolio managers.
Jeffrey A. Geller, Managing Director and CFA charterholder, Anne Lester, Managing Director, Michael Schoenhaut, Managing Director and CFA charterholder, and Eric J. Bernbaum, Executive
Director and CFA charterholder, serve as portfolio managers for the Portfolio. As CIO for the Americas of MAS, Mr. Geller has had investment oversight responsibility for the Portfolio since its inception. Before joining JPMIM in 2006, he was director of Hedge Fund Investments at Russell Investment Group, where he served as chairman of Russell’s hedge fund investment committee. Ms. Lester has been an employee of JPMIM since 1992, a member of MAS since 2000 and a portfolio manager of the Portfolio since its inception. Ms. Lester is currently the Head of Retirement Solutions within JPMIM’s MAS. Mr. Schoenhaut has been an employee of JPMIM since 1997 and a portfolio manager of the Portfolio since its inception. Mr. Bernbaum is a portfolio manager in MAS. An employee of JPMIM since 2008 and portfolio managers of the Portfolio since 2014. Mr. Bernbaum focuses on manager research, portfolio construction and the implementation of tactical asset allocation across MAS.
The Statement of Additional Information (the SAI) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Portfolio.
The Portfolio’s Administrator
JPMIM (the Administrator) provides administrative services and oversees the Portfolio’s other service providers. The Administrator receives a pro rata portion of the following annual fee on behalf of each Portfolio for administrative services: 0.15% of the first $25 billion of average daily net assets of all funds (excluding certain funds of funds and money market funds) in the J.P. Morgan Funds Complex plus 0.075% of average daily net assets of such funds over $25 billion.
The Portfolio’s Distributor
JPMorgan Distribution Services, Inc. (the Distributor or JPMDS) is the distributor for the Portfolios. The Distributor is an affiliate of JPMIM.
Additional Compensation to Financial Intermediaries
JPMIM, JPMDS and, from time to time, other affiliates of JPMorgan Chase may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries who sell shares of the Portfolios. For the Portfolios, Financial Intermediaries include insurance companies and their affiliated broker-dealers, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into an agreement with the Distributor. These additional cash payments are generally made to Financial Intermediaries that provide shareholder or administrative services to variable insurance contract owners or Eligible Plan participants or marketing support.

16  |   JPMorgan Insurance Trust

Shareholder Information
Pricing Portfolio Shares
How are Portfolio Shares Priced?
Shares are sold at net asset value (NAV) per share. Shares are also redeemed at NAV. The NAV of each class within the Portfolio varies, primarily because each class has different class specific expenses such as distribution fees.
The NAV per share of a class of the Portfolio is equal to the value of all the assets attributable to that class, minus the liabilities attributable to that class, divided by the number of outstanding shares of that class. The following is a summary of the valuation procedures generally used to value the J.P. Morgan Funds’ investments.
Securities for which market quotations are readily available are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available; market quotations are determined not to be reliable; or, their value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before the Portfolio’s NAV is calculated, may be valued at fair value in accordance with policies and procedures adopted by the J.P. Morgan Funds’ Board of Trustees. Fair value represents a good faith determination of the value of a security or other asset based upon specifically applied procedures. Fair valuation may require subjective determinations. There can be no assurance that the fair value of an asset is the price at which the asset could have been sold during the period in which the particular fair value was used in determining the Portfolio’s NAV.
Equity securities listed on a North American, Central American, South American or Caribbean securities exchange are generally valued at the last sale price on the exchange on which the security is principally traded. Other foreign equity securities are fair valued using quotations from an independent pricing service, as applicable. The value of securities listed on the NASDAQ Stock Market, Inc. is generally the NASDAQ official closing price.
Fixed income securities are valued using prices supplied by an approved independent third party or affiliated pricing services or broker/dealers. Those prices are determined using a variety of inputs and factors as more fully described in the SAI.
Assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates from an approved independent pricing service as of 4:00 p.m. ET.
Shares of ETFs are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.
Options (e.g., on stock indices or equity securities) traded on U.S. equity securities exchanges are valued at the composite mean price, using the National Best Bid and Offer quotes at the close of options trading on such exchanges.
Options traded on foreign exchanges or U.S. commodity exchanges are valued at the settled price, or if no settled price is available, at the last sale price available prior to the calculation of the Portfolio’s NAV and will be fair valued by applying fair value factor provided by independent pricing services, as applicable, for any options involving equity reference obligations listed on exchanges other than North American, Central American, South American or Caribbean securities exchanges.
Exchange traded futures (e.g., on stock indices, debt securities or commodities) are valued at the settled price, or if no settled price is available, at the last sale price as of the close of the exchanges on which they trade. Any futures involving equity reference obligations listed on exchanges other than North American, Central American, South American or Caribbean securities exchanges will be fair valued by applying fair value factor provided by independent pricing services, as applicable.
Non-listed over-the-counter options and futures are valued utilizing market quotations provided by approved pricing services.
Swaps and structured notes are priced generally by an approved independent third party or affiliated pricing service or at an evaluated price provided by a counterparty or broker/ dealer.
Any derivatives involving equity reference obligations listed on exchanges other than North American, Central American, South American or Caribbean securities exchanges will be fair valued by applying fair value factor provided by independent pricing services, as applicable.
NAV is calculated each business day as of the close of the NYSE, which is typically 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the Fund closes. The Portfolios will not treat an intraday unscheduled disruption or closure in NYSE trading as a closure of the NYSE and will calculate NAV as of 4:00 p.m., ET if the particular disruption or closure directly affects only the NYSE. The price at which a purchase is effected is based on the next calculation of NAV after the order is received in proper form in accordance with this prospectus. To the extent the Portfolio invests in securities that are primarily listed on foreign exchanges or other markets that trade on weekends or other days when the Portfolio does not price its shares, the value of the Portfolio’s shares may change on days when you will not be able to purchase or redeem your shares.
When can Portfolio Shares be Purchased?
Purchases may be made on any business day for the Portfolio. This includes any day that the Portfolio is open for business, other than weekends and days on which the NYSE is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

  |   17

Shareholder Information (continued)
Purchasing Portfolio Shares
Who can Purchase Shares of the Portfolio?
Shares of the Portfolio are sold to separate accounts of insurance companies investing on instructions of contract owners of variable insurance contracts. Purchasers of variable insurance contracts will not own shares of the Portfolio. Rather, all shares will be owned by the insurance companies and held through their separate accounts for the benefit of purchasers of variable insurance contracts. Shares are also available to Eligible Plans for the benefit of their participants. All investments in the Portfolio are credited to the shareholder’s account in the form of full or fractional shares of the designated Portfolio. Purchases are processed on any day on which the Portfolio is open for business. If purchase orders are received by an insurance company from its variable insurance contract holders or by an Eligible Plan from its participants before the Portfolio’s Closing Time, the order will be effective at the NAV per share calculated that day, provided that the order and federal funds are received by the Portfolio in proper form on the next business day. The insurance company or Eligible Plan administrator or trustee is responsible for properly transmitting purchase orders and federal funds.
Share ownership is electronically recorded; therefore, no certificate will be issued.
The interests of different separate accounts and Eligible Plans are not always the same, and material, irreconcilable conflicts may arise. The Board of Trustees will monitor events for such conflicts and, should they arise, will determine what action, if any, should be taken.
Federal law requires the Portfolio to obtain, verify and record an accountholder’s name, principal place of business and Employer Identification Number or other government issued identification when opening an account. The Portfolio may require additional information in order to open a corporate account or under certain other circumstances. This information will be used by the Portfolio or its transfer agent to attempt to verify the accountholder’s identity. The Portfolio may not be able to establish an account if the accountholder does not provide the necessary information. In addition, the Portfolio may suspend or limit account transactions while it is in the process of attempting to verify the accountholder’s identity. If the Portfolio is unable to verify the accountholder’s identity after an account is established, the Portfolio may be required to involuntarily redeem the accountholder’s shares and close the account. Losses associated with such involuntary redemption may be borne by the investor.
Shares of the Portfolio have not been registered for sale outside of the United States. This prospectus is not intended for distribution to prospective investors outside of the United States. The Portfolio generally does not market or sell shares to investors domiciled outside of the United States, even, with regard to individuals, if they are citizens or lawful permanent residents of the United States.
Redeeming Portfolio Shares
Portfolio shares may be sold at any time by the separate accounts of the insurance companies issuing the variable insurance contracts or Eligible Plans. Individuals may not place sell orders directly with the Portfolio. Redemptions are processed on any day on which the Portfolio is open for business. If redemption orders are received by an insurance company from its variable insurance contract holders or by an Eligible Plan from its participants before the Portfolio’s Closing Time, the order will be effective at the NAV per share calculated that day, provided that the order is received by the Portfolio in proper form on the next business day. The insurance company or Eligible Plan administrator or trustee is responsible for properly transmitting redemption orders. The length of time that the Portfolios typically expect to pay redemption proceeds depends on the method of payment and the agreement between the insurance company or Eligible Plan administrator or trustee and the Portfolios. The Portfolios typically expect to pay redemption proceeds to the insurance company or Eligible Plan within 1 to 3 business days following the Portfolio's receipt of the redemption order from the insurance company or Eligible Plan. Payment of redemption proceeds to the insurance company or Eligible Plan may take longer than the time a Portfolio typically expects and may take up to seven days as permitted by the 1940 Act. Variable insurance contract owners should consult the applicable variable insurance contract prospectus and Eligible Plan participants should consult the Eligible Plan’s administrator or trustee for more information about redeeming Portfolio shares.
The Portfolio may suspend the ability to redeem when:
1.	Trading on the NYSE is restricted;
2.	The NYSE is closed (other than weekend and holiday closings);
3.	Federal securities laws permit;
4.	The SEC has permitted a suspension; or
5.	An emergency exists, as determined by the SEC.
Generally, all redemptions will be for cash. The J.P. Morgan Funds typically expect to satisfy redemption requests by selling portfolio assets or by using holdings of cash or cash equivalents. On a less regular basis, the Portfolios may also satisfy redemption requests by borrowing from another Portfolio, by drawing on a line of credit from a bank, or using other short-term borrowings from its custodian. These methods may be used during both normal and stressed market conditions. In addition to paying redemption proceeds in cash, if shares redeemed are worth $250,000 or more, the Portfolios reserve the right to pay part or all of the redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Portfolio will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Portfolio and its remaining shareholders. If an insurance

18  |

company or Eligible Plan receives a redemption in-kind, securities received may be subject to market risk and taxable gains and brokerage or other charges in converting the securities to cash. While the Portfolios do not routinely use redemptions in-kind, the Portfolios reserve the right to use redemptions in-kind to manage the impact of large redemptions on the Portfolios. Redemption in-kind proceeds will typically be made by delivering a pro-rata amount of a Portfolio’s holdings that are readily marketable securities to the redeeming insurance company or Eligible Plan within seven days after the Portfolio’s receipt of the redemption order.
Abusive Trading
The Portfolio does not authorize market timing. Market timing is an investment strategy using frequent purchases and redemptions in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Portfolio shares held by long-term variable insurance contract owners or participants in Eligible Plans, disrupt portfolio management and increase Portfolio expenses for all shareholders. Although market timing may affect any fund, these risks may be higher for funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when the Portfolio invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Portfolio calculates its net asset value. To the extent that the Portfolio is unable to identify market timers effectively, long-term investors may be adversely affected.
The Portfolio’s Board of Trustees has adopted policies and procedures with respect to market timing. Because purchase and sale transactions are submitted to the Portfolio on an aggregated basis by the insurance company issuing the variable insurance contract or by an Eligible Plan, the Portfolio is limited in identifying and eliminating market timing transactions by individual variable insurance contract owners or Eligible Plan participants. In an aggregated transaction, the purchases of Portfolio shares and the redemptions of Portfolio shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Portfolio. The Portfolio, therefore, has to rely upon the insurance companies to police restrictions in the variable insurance contracts or according to the insurance company’s administrative policies; those restrictions will vary from variable insurance contract to variable insurance contract. Similarly, with respect to Eligible Plans, the Portfolio is often dependent upon the Eligible Plan’s financial intermediaries who utilize their own policies and procedures to identify market timers.
The Portfolio has attempted to put safeguards in place to assure that financial intermediaries, including insurance companies, have implemented procedures designed to deter market timing and abusive trading. The Portfolio will seek to monitor for signs of market timing activities, such as unusual cash flows, and may request information from the applicable insurance company or Eligible Plan to determine whether or not market timing or abusive trading is involved. In addition, under agreements with insurance companies, the Portfolio may request transaction information from insurance companies at any time in order to determine whether there has been short-term trading by the insurance companies’ contract owners. The Portfolio will request that the insurance company provide individual contract owner level detail to the Portfolio at its request. Under such agreements, the Portfolio or the Distributor may restrict or prohibit any purchase orders with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of purchases and sales of Portfolio shares that indicates market timing or trading they determine is abusive to the extent possible.
The Portfolio will seek to apply these policies as uniformly as practicable. It is, however, more difficult to locate and eliminate individual market timers in the separate accounts or Eligible Plans, and there can be no assurances that the Portfolio will be able to effectively identify and eliminate market timing and abusive trading in the Portfolio. Variable insurance contract owners should consult the prospectus for their variable insurance contract for additional information on contract level restrictions relating to market timing.
In addition to rejecting purchase orders in connection with suspected market timing activities, the Portfolio can reject a purchase order in certain other circumstances including when it does not think a purchase order is in the best interest of the Portfolio and/or its shareholders or if it determines the trading to be abusive.
Voting and Shareholder Meetings
How are Shares of the Portfolio Voted?
As long as required by the SEC, the insurance company that issued your variable insurance contract will solicit voting instructions from the purchasers of variable insurance contracts with respect to any matters that are presented to a vote of shareholders. Therefore, to the extent an insurance company is required to vote the total Portfolio shares held in its separate accounts, including those owned by the insurance company, on a proportional basis, it is possible that a small number of variable insurance contract owners would be able to determine the outcome of a matter. The Portfolio or class votes separately on matters relating solely to that Portfolio or class or which affect that Portfolio or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally. Shareholders shall be entitled to one vote for each share held.
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Shareholder Information (continued)
When are Shareholder Meetings Held?
The Trust does not hold annual meetings of shareholders but may hold special meetings. Special meetings are held, for example, to elect or remove trustees, change a Portfolio’s fundamental investment objective, or approve an investment advisory contract.
Questions
Any questions regarding the Portfolio should be directed to JPMorgan Insurance Trust, P.O. Box 8528, Boston, MA 02266-8528, 1-800-480-4111. All questions regarding variable insurance contracts should be directed to the address or telephone number indicated in the prospectus or other literature that you received when you purchased your variable insurance contract.
Distributions and Taxes
The Portfolio intends to qualify each taxable year as a regulated investment company for U.S. federal income tax purposes pursuant to the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the Code) and the regulations thereunder, and to meet all other requirements necessary for it to be relieved of U.S. federal income taxes on income and gains it distributes to the separate accounts of the insurance companies or Eligible Plans. The Portfolio will distribute any net investment income and net realized capital gains at least annually. Both types of distributions will be made in shares of the Portfolio unless an election is made on behalf of a separate account or Eligible Plan to receive some or all of the distribution in cash.
The discussions below are based on the assumption that the shares of the Portfolio will be respected as owned by insurance company separate accounts and Eligible Plans. If this is not the case, the person(s) determined to own the shares will be currently taxed on Portfolio distributions and redemption proceeds. Because insurance company separate accounts and Eligible Plans will be the only shareholders of the Portfolio, no attempt is made here to describe the tax treatment of Portfolio shareholders that are generally taxable.
Tax Consequences to Variable Insurance Contract Owners
Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59½ may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.
In order for investors to receive the favorable tax treatment available to holders of variable insurance contracts, the separate accounts underlying such contracts, as well as the Portfolios in which such accounts invest, must meet certain diversification requirements under Section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements imposed on the Portfolio by the 1940 Act and Subchapter M of the Code, place certain limitations on assets of each insurance company separate account used to fund variable contracts. The Portfolio intends to comply with these requirements. If the Portfolio does not meet such requirements, income allocable to the contracts will be taxable currently to the contract owners.
In addition, if owners of variable insurance contracts have an impermissible level of control over the investments underlying their contracts, the advantageous tax treatment provided to insurance company separate accounts under the Code will no longer be available.
Under Treasury regulations, insurance companies holding the separate accounts must report to the Internal Revenue Service losses above a certain amount resulting from a sale or disposition of Portfolio shares.
For a further discussion of the tax consequences of variable annuity and variable life contracts, please refer to the prospectuses or other documents that you received when you purchased your variable annuity or variable life product.
Tax Consequences to Eligible Plan Participants
Generally, Eligible Plan participants are not taxed currently on distributions of net investment income and capital gains to such plans. Contributions to these plans may be tax deductible, although distributions from these plans are generally taxable.
In the case of Roth IRA accounts, contributions are not tax deductible, but distributions from the plan may be tax free.
Tax Consequences of Certain Portfolio Investments
The Portfolio is generally subject to foreign withholding or other foreign taxes, which in some cases can be significant on any income or gain from investments in foreign stocks or securities. In that case, the Portfolio’s total return on those securities would be decreased. The Portfolio may generally deduct these taxes in computing its taxable income. Rather than deducting these foreign taxes, the Portfolio that invests more than 50% of its assets in the stock or securities of foreign corporations or foreign governments at the end of its taxable year may make an election to treat a proportionate amount of eligible foreign taxes as constituting a distribution to each shareholder, which would, subject to certain limitations, generally allow the shareholder to either (i) to credit that proportionate amount of taxes against U.S. Federal income tax liability as a foreign tax credit or (ii) to take that amount as an itemized deduction.
The Portfolio’s investments in certain debt obligations, mortgage-backed securities, asset-backed securities, REIT securities and derivative instruments may require the Portfolio to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Portfolio may be required to liquidate other investments in its

20  |

portfolio that it otherwise would have continued to hold, including when it is not advantageous to do so. The Portfolio’s investment in REIT securities also may result in the Portfolio’s receipt of cash in excess of the REIT’s earnings.
The Portfolio’s transactions in future contracts, swaps and other derivatives will be subject to special tax rules, the effect of which may be to accelerate income to the Portfolio, defer losses to the Portfolio and cause adjustments in the holding periods of the Portfolio’s securities. These rules could therefore affect the amount and timing of distributions to shareholders.
Please refer to the SAI for more information regarding the tax treatment of the Portfolio.
The above is a general summary of tax implications of investing in the Portfolio. Because each investor’s tax consequences are unique, investors should consult their own tax advisors to see how investing in the Portfolio will affect their individual tax situations.
Availability of Proxy Voting Record
The Trustees have delegated the authority to vote proxies for securities owned by the Portfolio to the applicable investment adviser. A copy of the Portfolio’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at www.jpmorgan.com/
variableinsuranceportfolios no later than August 31 of each year. The Portfolio’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security and will state how each vote was cast, for example, for or against the proposal.
Portfolio Holdings Disclosure
No sooner than 30 days after the end of each month, the Portfolio will make available upon request an uncertified, complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Portfolio will make available a complete schedule of its portfolio holdings as of the last day of that quarter.
In addition to providing hard copies upon request, the Portfolio will post these quarterly schedules on www.jpmorgan.com/variableinsuranceportfolios and on the SEC’s website at www.sec.gov. From time to time, the Portfolios may post portfolio holdings on the J.P. Morgan Funds website on a more timely basis.
Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s holdings is available in the SAI.
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Financial Highlights
The financial highlights tables are intended to help you understand the Portfolio’s financial performance for the past five fiscal years or the period of the Portfolio’s operations, as applicable. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total returns do not include charges that will be imposed by variable insurance contracts or by Eligible Plans. If these charges were reflected, returns would be lower than those shown. This information for each period presented has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolio’s financial statements, are included in the Portfolio’s annual report, which is available upon request.
To the extent the Portfolio invests in other funds, the Total Annual Fund Operating Expenses included in the fee table will not correlate to the ratio of expenses to average net assets in the financial highlights below.
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Return of capital	Total distributions
Income Builder Portfolio
Class 1
Year Ended December 31, 2017	$ 9.93	$ 0.37(g)	$ 0.81	$ 1.18	$(0.39)	$(0.10)	$ —	$(0.49)
Year Ended December 31, 2016	9.63	0.37(g)	0.26	0.63	(0.32)	—	(0.01)	(0.33)
Year Ended December 31, 2015	9.95	0.36(g)	(0.40)	(0.04)	(0.27)	(0.01)	—	(0.28)
December 9, 2014 (i) through December 31, 2014	10.00	0.03	(0.05)	(0.02)	(0.03)	—	—	(0.03)
(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Net investment income (loss) is affected by timing of distributions from Underlying Funds.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Does not include expenses of Underlying Funds.
(g)	Calculated based upon average shares outstanding.
(h)	Certain non-recurring expenses incurred by the Portfolio were not annualized for the year ended December 31, 2015 and the period ended December 31, 2014.
(i)	Commencement of operations.
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	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period	Net expenses (e)(f)	Net investment income (loss) (b)	Expenses without waivers, reimbursements and earnings credits (f)	Portfolio turnover rate (c)

$10.62	11.89%	$8,776,419	0.59%	3.40%	1.26%	85%
9.93	6.53	106,032	0.60	3.72	1.27	46
9.63	(0.31)	99,526	0.60(h)	3.56(h)	1.44(h)	42
9.95	(0.17)	99,795	0.60(h)	4.67(h)	7.83(h)	1
May 1, 2018  |  23

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How to Reach Us
MORE INFORMATION
For more information on the Portfolio, the following documents are available free upon request:
ANNUAL AND SEMI-ANNUAL REPORTS
Our annual and semi-annual reports contain more information about the Portfolio’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Portfolio’s performance during the last fiscal year.
STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains more detailed information about the Portfolio and its policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.
You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:
J.P. Morgan Funds Services
P.O. Box 8528 Boston,
MA 02266-8528
You can also find information online at www.jpmorgan.com/variableinsuranceportfolios.
You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Portfolio, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.
Public Reference Room of the SEC
100 F Street, N.E.
Washington, DC 20549-1520
1-202-551-8090
E-mail: publicinfo@sec.gov
Reports, a copy of the SAI and other information about the Portfolio are also available on the EDGAR Database on the SEC’s website at http://www.sec.gov.
VARIABLE INSURANCE CONTRACTS
This prospectus is used with variable insurance contracts. All questions regarding variable insurance contracts should be directed to the address or phone numbers in the variable insurance contract prospectus.
The Investment Company Act File No. is 811-7874.

©JPMorgan Chase & Co., 2018. All rights reserved. May 2018.
PR-JPMITIBP1-518

Prospectus
JPMorgan Insurance Trust
Class 2 Shares
May 1, 2018
JPMorgan Insurance Trust Core Bond Portfolio*
* The Portfolio does not have an exchange ticker symbol.
The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies (collectively, variable insurance contracts) offered by the separate accounts of various insurance companies. Portfolio shares may also be offered to qualified pension and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis (Eligible Plans). The investment objective (also known as the Portfolio’s goal) and policies of the Portfolio may be similar to other funds managed or advised by J.P. Morgan Investment Management Inc. and its affiliates. However, the investment results of the Portfolio may be higher or lower than, and there is no guarantee that the investment results of the Portfolio will be comparable to, any other J.P. Morgan Fund.

Risk/Return Summary
JPMorgan Insurance Trust Core Bond Portfolio
What is the goal of the Portfolio?
The Portfolio seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Class 2
Management Fee	0.40%
Distribution (Rule 12b-1) Fees	0.25
Other Expenses	0.22
Total Annual Fund Operating Expenses	0.87
Fee Waivers and/or Expense Reimbursements[1]	(0.02)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[1]	0.85
1	The Portfolio’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.85% of the average daily net assets of Class 2 Shares. The Portfolio may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Portfolio’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Portfolio’s investment in such money market funds. These waivers are in effect through 04/30/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 4/30/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS 2 SHARES ($)	87	276	480	1,071
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Portfolio’s performance. During the Portfolio’s most recent fiscal year, the Portfolio’s turnover rate was 21% of the average value of its portfolio.
What are the Portfolio’s main investment strategies?
The Portfolio is designed to maximize total return by investing in a portfolio of investment grade intermediate- and long-term debt securities. As part of its main investment strategy, the Portfolio may principally invest in corporate bonds, U.S. treasury obligations including treasury coupon strips and treasury principal strips and other U.S. government and agency securities, and asset-backed, mortgage-related and mortgage-backed securities. Mortgage-related and mortgage-backed securities may be structured as collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities, commercial mortgage-backed securities, mortgage pass-through securities and cash and cash equivalents. These securities may be structured such that payments consist of interest-only (IO), principal-only (PO) or principal and interest.
As a matter of fundamental policy, the Portfolio will invest at least 80% of its net assets in bonds. For purposes of this policy, net assets include the amount of borrowings for investment purposes. Generally, such bonds will have intermediate to long maturities. The Portfolio’s average weighted maturity will ordinarily range between four and 12 years. The Portfolio may have a longer or shorter average weighted maturity under certain market conditions and the Portfolio may shorten or lengthen its average weighted maturity if deemed appropriate for temporary defensive purposes. Because of the Portfolio’s holdings in asset-backed, mortgage-backed and similar securities, the Portfolio’s average weighted maturity is equivalent to the average weighted maturity of the cash flows in the securities held by the Portfolio given certain prepayment assumptions (also known as weighted average life).
Securities will be rated investment grade (or the unrated equivalent) at the time of purchase. In addition, all securities will be U.S. dollar-denominated although they may be issued by a foreign corporation or a U.S. affiliate of a foreign corporation or a foreign government or its agencies and instrumentalities. The adviser may invest a significant portion or all of its assets in mortgage-related and mortgage-backed securities in the adviser’s discretion. The Portfolio expects to invest no more than 10% of its assets in “sub-prime” mortgage-related securities at the time of purchase.
The adviser buys and sells securities and investments for the Portfolio based on its view of individual securities and market sectors. Taking a long-term approach, the adviser looks for

May 1, 2018  |  1

Risk/Return Summary
JPMorgan Insurance Trust Core Bond Portfolio (continued)
individual fixed income investments that it believes will perform well over market cycles. The adviser is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity, legal provisions and the structure of the transaction.
The Portfolio’s Main Investment Risks
The Portfolio is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular instruments or markets are not met.

An investment in this Portfolio or any other fund may not provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Portfolio is suitable for you.
The Portfolio is subject to the main risks noted below, any of which may adversely affect the Portfolio’s performance and ability to meet its investment objective.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities held by the Portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
Interest Rate Risk. The Portfolio’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Portfolio may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given that the Federal Reserve has begun to raise interest rates, the Portfolio may face a heightened level of interest rate risk.
Credit Risk. The Portfolio’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Portfolio’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Portfolio’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Government Securities Risk. The Portfolio invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Portfolio. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future.
Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. The Portfolio may invest in asset-backed, mortgage-related and mortgage-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Portfolio may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Portfolio may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Portfolio may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
Collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities, including those structured as IOs and POs, are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. The risk of default, as described under “Credit Risk”, for “sub-prime” mortgages is generally higher than other types of

2  |   JPMorgan Insurance Trust

mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.
Inverse Floater Risk. Inverse floaters and inverse IOs are debt securities structured with interest rates that reset in the opposite direction from the market rate to which the security is indexed. Generally, interest rates on these securities vary inversely with a short-term floating rate (which may be reset periodically). They are more volatile and more sensitive to interest rate changes than other types of debt securities. Interest rates on inverse floaters and inverse IOs will decrease when the rate to which they are indexed increases, and will increase when the rate to which they are indexed decreases. In response to changes in market interest rates or other market conditions, the value of an inverse floater or inverse IO may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If interest rates move in a manner not anticipated by the adviser, the Portfolio could lose all or substantially all of its investment in inverse IOs.
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Portfolio may have to reinvest in securities with a lower yield. The Portfolio also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
Foreign Issuer Risks. U.S. dollar-denominated securities of foreign issuers or U.S. affiliates of foreign issuers may be subject to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks sanctions or other measures by the United States or other governments and regulatory issues facing issuers in such foreign countries. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.
Geographic Focus Risk. The Portfolio may focus its investments in one or more regions or small groups of countries. As a result, the Portfolio’s performance may be subject to greater volatility than a more geographically diversified fund.
Industry and Sector Focus Risk. At times the Portfolio may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Portfolio increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Zero-Coupon, Pay-In-Kind and Deferred Payment Securities Risk. The market value of a zero-coupon, pay-in-kind or deferred payment security is generally more volatile than the market value of, and is more likely to respond to a greater degree to changes in interest rates than, other fixed income securities with similar maturities and credit quality that pay interest periodically. In addition, federal income tax law requires that the holder of a zero-coupon security accrue a portion of the discount at which the security was purchased as taxable income each year. The Portfolio may consequently have to dispose of portfolio securities under disadvantageous circumstances to generate cash to satisfy its requirement as a regulated investment company to distribute all of its net income (including non-cash income attributable to zero-coupon securities). These actions may reduce the assets to which the Portfolio’s expenses could otherwise be allocated and may reduce the Portfolio’s rate of return.
Transactions Risk. The Portfolio could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Portfolio shares may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
You could lose money investing in the Portfolio.
The Portfolio’s Past Performance
This section provides some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Class 2 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the Bloomberg Barclays U.S. Aggregate Bond Index and the Lipper Variable Underlying Funds Core Bond Funds Index, an index based on the total returns of certain mutual funds within the Lipper designated category for the Portfolio. These mutual funds are considered by Lipper to be similar to the Portfolio. Unlike the other index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance is not
May 1, 2018  |  3

Risk/Return Summary
JPMorgan Insurance Trust Core Bond Portfolio (continued)
necessarily an indication of how any class of the Portfolio will perform in the future. Updated performance information is available by calling 1-800-480-4111.
The performance figures shown do not reflect charges imposed by variable insurance contracts or Eligible Plans through which the Portfolio is offered. The Portfolio’s performance will be lower when any such charges are deducted.
YEAR-BY-YEAR RETURNS
Best Quarter	3rd quarter, 2009	4.39%
Worst Quarter	4th quarter, 2016	-3.16%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)
	Past 1 Year	Past 5 Years	Past 10 Years
CLASS 2 SHARES	3.30%	1.77%	4.01%
Bloomberg Barclays U.S. Aggregate Bond Index
(Reflects No Deduction for Fees, Expenses, or Taxes)	3.54	2.10	4.01
Lipper Variable Underlying Funds Core Bond Funds Index
(Reflects No Deduction for Taxes)	3.87	2.09	3.91
Management
J.P. Morgan Investment Management Inc.
Portfolio Manager	Managed the Portfolio Since	Primary Title with Investment Adviser
Barbara Miller	2015	Managing Director
Richard D. Figuly	2016	Managing Director
Peter D. Simons	2016	Managing Director
Purchase and Sale of Portfolio Shares
The Portfolio sells its shares at net asset value on any business day directly to the separate accounts of various insurance companies issuing variable annuity contracts and variable life insurance policies (variable insurance contracts) and certain qualified retirement plans. You may invest indirectly in the Portfolio through your purchase of a variable insurance contract or through a qualified retirement plan. Any minimum or subsequent investment requirements and redemption procedures are governed by the applicable separate account or retirement plan through which you invest.
Tax Information
Under current law, owners of variable insurance contracts and qualified retirement plan participants that have invested in the Portfolio are not subject to federal income tax on Portfolio earnings and distributions on gains realized upon the sale or redemption of Portfolio shares until such amounts are withdrawn from the retirement plan or variable contract.
Payments to Insurance Companies and to Broker-Dealers and Other Financial Intermediaries
Portfolio shares are available only through an insurance company’s variable insurance contracts or an employer or other retirement plan (Retirement Products). The Portfolio or its related companies may make payments to an insurance company (and/or its related companies) for distribution and/or related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries that sell the variable insurance contracts for the sale of Portfolio shares and/or related services. These payments to insurance companies may be a factor that the insurance company considers in including the Portfolio as an underlying investment in a variable insurance contract. The prospectus or other disclosures relating to a variable insurance contract may contain additional information about these payments. When received by a broker-dealer or other financial intermediary from an insurance company (or its related companies) or in connection with Retirement Products, such payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial intermediary or visit its website for more information.

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More About the Portfolio
Additional Information About the Portfolio’s
Investment Strategies
The Portfolio is designed to maximize total return by investing in a portfolio of investment grade intermediate- and long-term debt securities. As part of its main investment strategy, the Portfolio may principally invest in corporate bonds, U.S. treasury obligations including treasury coupon strips and treasury principal strips and other U.S. government and agency securities, and asset-backed, mortgage-related and mortgage-backed securities. Mortgage-related and mortgage-backed securities may be structured as collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities, commercial mortgage-backed securities, mortgage pass-through securities and cash and cash equivalents. These securities may be structured such that payments consist of interest-only (IO), principal-only (PO) or principal and interest.
As a matter of fundamental policy, the Portfolio will invest at least 80% of its net assets in bonds. For purposes of this policy, net assets include the amount of borrowings for investment purposes. Generally, such bonds will have intermediate to long maturities. The Portfolio’s average weighted maturity will ordinarily range between four and 12 years. The Portfolio may have a longer or shorter average weighted maturity under certain market conditions and the Portfolio may shorten or lengthen its average weighted maturity if deemed appropriate for temporary defensive purposes. Because of the Portfolio’s holdings in asset-backed, mortgage-backed and similar securities, the Portfolio’s average weighted maturity is equivalent to the average weighted maturity of the cash flows in the securities held by the Portfolio given certain prepayment assumptions (also known as weighted average life).
Securities will be rated investment grade (or the unrated equivalent) at the time of purchase. In addition, all securities will be U.S. dollar-denominated although they may be issued by a foreign corporation or a U.S. affiliate of a foreign corporation or a foreign government or its agencies and instrumentalities. The adviser may invest a significant portion or all of its assets in mortgage-related and mortgage-backed securities in the adviser’s discretion. The Portfolio expects to invest no more than 10% of its assets in “sub-prime” mortgage-related securities at the time of purchase.
The adviser buys and sells securities and investments for the Portfolio based on its view of individual securities and market sectors. Taking a long-term approach, the adviser looks for individual fixed income investments that it believes will perform well over market cycles. The adviser is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity, legal provisions and the structure of the transaction.
Credit Quality. The Portfolio limits its investments to investment grade securities or the unrated equivalent. Investment grade securities carry a minimum rating of Baa3, BBB–, or BBB by Moody’s Investors Service Inc. (Moody’s), Standard & Poor’s
Corporation (S&P), or Fitch Ratings (Fitch), respectively, or the equivalent by another national rating organization (NRSRO), or unrated but deemed by the adviser to be of comparable quality. A security’s quality is determined at the time of purchase and securities that are rated investment grade or the unrated equivalent may be downgraded or decline in credit quality such that subsequently they would be deemed to below investment grade.
As indicated in the Portfolio’s Risk/Return Summary, the Portfolio may invest in “sub-prime” mortgage-related securities. “Sub-prime” loans, which have higher interest rates, are made to borrowers with low credit ratings or other factors that increase the risk for default. In general, these borrowers have impaired or limited credit history.
Average Weighted Maturity. The Portfolio’s average weighted maturity will ordinarily range between 4 and 12 years. The Portfolio will have a longer or shorter average weighted maturity under certain market conditions, and the Portfolio may shorten its average weighted maturity if deemed appropriate for temporary defensive purposes. Average weighted maturity is the average of all the current maturities (that is, the term of the securities of the individual bonds in the Portfolio calculated so as to count most heavily those securities with the highest dollar value). Average weighted maturity is important to investors as an indication of the Portfolio’s sensitivity to changes in interest rates.
Usually the longer the average weighted maturity, the more fluctuation in share price you can expect. Mortgage-related securities are subject to prepayment of principal, which can shorten the average weighted maturity of the Portfolio. Because the Portfolio holds asset-backed, mortgage-backed and similar securities, the average weighted maturity of the Portfolio is equivalent to its weighted average life. Weighted average life is the average weighted maturity of the cash flows in the securities held by the Portfolio given certain prepayment assumptions.
Investment Strategies. As a matter of fundamental policy, the Portfolio will invest at least 80% of its net assets in bonds. For purposes of this fundamental policy, a “bond” is a debt security with a maturity of 90 days or more at the time of its issuance. Some examples of bonds include securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, a domestic or a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, mortgage-related and mortgage-backed securities, including principal-only and interest-only stripped mortgage-backed securities, collateralized mortgage obligations, asset-backed securities, convertible bonds, stripped government securities and zero-coupon obligations.
The Portfolio may invest in bonds and other debt securities that are rated in the lowest investment grade category.

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More About the Portfolio (continued)
Additional Strategies. The Portfolio has flexibility to invest in derivatives and may use such instruments to manage duration, sector and yield curve exposure, credit and spread volatility and to respond to volatile market conditions. Derivatives, which are instruments which have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Portfolio can invest. Although the use of derivatives is not a principal strategy of the Portfolio, the Portfolio may use futures contracts, options, swaps and other instruments from time to time to hedge various investments, for risk management purposes and/or to increase income or gain to the Portfolio.
The Portfolio may also engage in securities lending. Securities lending involves the loan of securities to borrowers in exchange for cash collateral which the Portfolio may reinvest. During the term of the loan, the Portfolio is entitled to receive amounts equivalent to distributions paid on the loaned securities as well as the return on the cash collateral investments. Upon termination of the loan, the Portfolio is required to return the cash collateral to the borrower plus an agreed upon rebate.
The Portfolio may invest in loan participations and assignments (Loans) although the Portfolio does not currently use Loans as part of its principal investment strategy.
Although not main investment strategies, the Portfolio may also utilize:
•	other investment companies
•	exchange-traded funds (ETFs)
•	affiliated money market funds
The Portfolio may utilize these investment strategies to a greater or lesser degree. If a strategy is a main investment strategy for the Portfolio, it is summarized in the Risk/Return Summary.
ETFs, which are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange, may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index. Ordinarily, the Portfolio must limit its investments in a single non-affiliated ETF to 5% of its total assets and in all non-affiliated ETFs to 10% of its total assets. The Securities and Exchange Commission (SEC) has issued exemptive orders to many ETFs that allow any fund investing in such ETFs to disregard these 5% and 10% limitations, subject to certain conditions. If the Portfolio invests in ETFs that have received such exemptive orders, it may invest any amount of its total assets in a single ETF or in multiple ETFs. ETFs that are not structured as investment companies as defined in the Investment Company Act of 1940, as amended (1940 Act) are not subject to these percentage limitations. The price movement of an index-based ETF may not track the underlying index and may result in a loss. In addition, ETFs may trade at a price above
(premium) or below (discount) their net asset value, especially during periods of significant market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio.
The frequency with which the Portfolio buys and sells securities will vary from year to year, depending on market conditions.
FUNDAMENTAL INVESTMENT OBJECTIVE
An investment objective is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Portfolio. The investment objective for the Portfolio is fundamental.
Please note that the Portfolio also may use strategies that are not described herein, but which are described in the Statement of Additional Information.
Investment Risks
There can be no assurance that the Portfolio will achieve its investment objective.

An investment in the Portfolio or any other fund may not provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if the Portfolio is suitable for you.
The main risks associated with investing in the Portfolio are summarized in the Risk/Return Summary at the front of this prospectus. More detailed descriptions of the main risks and additional risks of the Portfolio are described below.
Main Risks
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Portfolio’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
Interest Rate Risk. The Portfolio invests in debt securities that increase or decrease in value based on changes in interest rates. If rates increase, the value of these investments generally declines. On the other hand, if rates fall, the value of these investments generally increases. Your investment will decline in value if the value of these investments decreases. Securities with greater interest rate sensitivity and longer maturities

6  |   JPMorgan Insurance Trust

generally are subject to greater fluctuations in value. Usually, the changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment. The Portfolio may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly or as much as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Given that the Federal Reserve has begun to raise interest rates, the Portfolio may face a heightened level of interest rate risk.
Credit Risk. There is a risk that issuers and/or counterparties will not make payments on securities, repurchase agreements or other investments held by the Portfolio. Such defaults could result in losses to the Portfolio. In addition, the credit quality of securities held by the Portfolio may be lowered if an issuer’s or counterparty’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Portfolio. Lower credit quality also may affect liquidity and make it difficult for the Portfolio to sell the security. The Portfolio may invest in securities that are rated in the lowest investment grade category. Such securities are considered to have speculative characteristics similar to high yield securities, and issuers or counterparties of such securities are more vulnerable to changes in economic conditions than issuers or counterparties of higher grade securities.
Prices of the Portfolio’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Portfolio’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Zero-Coupon, Pay-In-Kind and Deferred Payment Securities Risk. The market value of a zero-coupon, pay-in-kind or deferred payment security is generally more volatile than the market value of, and is more sensitive to changes in interest rates and credit quality than, other fixed income securities with similar maturities and credit quality that pay interest periodically. In addition, federal income tax law requires that the holder of a zero-coupon security accrue a portion of the discount at which the security was purchased as taxable income each year even though the holder receives no interest payments on the note during the year. The Portfolio must distribute substantially all of its net income (including non-cash income attributable to zero-coupon securities) to its shareholders each year to maintain its status as a regulated investment company and to eliminate tax at the Portfolio level. Accordingly, such accrued discount must be taken into account in determining the amount of taxable distributions to shareholders. The Portfolio may consequently have to dispose of portfolio securities under disadvantageous circumstances to generate cash to satisfy such distribution requirements. These actions may reduce the assets to which the Portfolio’s expenses could otherwise be allocated and may reduce the Portfolio’s rate of return.
In addition, (1) the higher yields and interest rates on certain pay-in-kind securities (PIK) reflect the payment deferral and increased credit risk associated with such instruments and such investments may represent a significantly higher credit risk than coupon loans; (2) PIK securities may have higher price volatility because their continuing accruals require continuing judgments about the collectability of the deferred payments and the value of any associated collateral; (3) PIK interest has the effect of generating investment income; and (4) the deferral of PIK interest may also reduce the loan-to-value ratio at a compounding rate.
Government Securities Risk. The Portfolio invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by Ginnie Mae, Fannie Mae, or Freddie Mac). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Portfolio. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.
Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. Asset-backed, mortgage-related and mortgage-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, asset-backed, mortgage-backed and mortgage-related securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, during such periods and also under normal conditions, these securities are also subject to prepayment and call risk. Gains and losses associated with prepayments will increase or decrease the Portfolio’s yield and the income available for distribution by the Portfolio. When mortgages and
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More About the Portfolio (continued)
other obligations are prepaid and when securities are called, the Portfolio may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of declining interest rates, the Portfolio may be subject to contraction risk which is the risk that borrowers will increase the rate at which they prepay the maturity value of mortgages and other obligations. In periods of rising interest rates, the Portfolio may be subject to extension risk which is the risk that the expected maturity of an obligation will lengthen in duration due to a decrease in prepayments. As a result, in certain interest rate environments, the Portfolio may exhibit additional volatility. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under “Credit Risk.” The risk of such defaults is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.
The Portfolio may invest in CMOs. CMOs are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Portfolio invests may be more volatile and may be particularly sensitive to changes in prevailing interest rates. The values of IO and PO mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, because there may be a drop in trading volume, an inability to find a ready buyer, or the imposition of legal restrictions on the resale of securities, these instruments may be illiquid.
Foreign Issuer Risks. U.S. dollar-denominated securities of foreign issuers or U.S. affiliates of foreign issuers may be subject to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks sanctions or other measures by the United States or other governments and regulatory issues facing issuers in such foreign countries. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Portfolio may have to reinvest in securities with a lower yield. The Portfolio also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
Geographic Focus Risk. The Portfolio may focus its investments in one or more regions or small groups of countries. As a result, the Portfolio’s performance may be subject to greater volatility than a more geographically diversified fund.
Industry and Sector Focus Risk. At times, the Portfolio may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Portfolio increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Inverse Floater Risk. The Portfolio may use inverse floaters and inverse IOs which are debt securities structured with interest rates that reset in the opposite direction from the market rate to which the security is indexed. Generally, interest rates on these securities vary inversely with a short-term floating rate (which may be reset periodically). They are more volatile and more sensitive to interest rate changes than other types of debt securities. Interest rates on inverse floaters and inverse IOs will decrease when the rate to which they are indexed increases, and will increase when the rate to which they are indexed decreases. In response to changes in market interest rates or other market conditions, the value of an inverse floater or inverse IO may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If interest rates move in a manner not anticipated by the adviser, the Portfolio could lose all or substantially all of its investment in inverse IOs.
Transactions Risk. The Portfolio could experience a loss when selling securities to meet redemption requests by shareholders and its liquidity may be negatively impacted. The risk of loss increases if the redemption requests are large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Portfolio wishes to or is required to sell are illiquid. To the extent a large proportion of shares of the Portfolio are held by a small number of shareholders (or a single shareholder) including funds or accounts over which the adviser or its affiliates have investment discretion, the Portfolio is subject to the risk that these shareholders will purchase or redeem Portfolio shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the adviser or its affiliates. In addition to the other risks described in this section, these transactions could adversely affect the ability of the Portfolio to conduct its investment program. The Portfolio may be unable to

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sell illiquid securities at its desired time or price or the price at which the securities have been valued for purposes of the Portfolio’s net asset value. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer or legal restrictions on the securities’ resale. Other market participants may be attempting to sell debt securities at the same time as the Portfolio, causing downward pricing pressure and contributing to illiquidity. The capacity for bond dealers to engage in trading or “make a market” in debt securities has not kept pace with the growth of bond markets. This could potentially lead to decreased liquidity and increased volatility in the debt markets. Liquidity and valuation risk may be magnified in a rising interest rate environment, when credit quality is deteriorating or in other circumstances where investor redemptions from fixed income mutual funds may be higher than normal. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress. Similarly, large purchases of Portfolio shares may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Large redemptions also could accelerate the realization of capital gains, increase the Portfolio’s transaction costs and impact the Portfolio’s performance.
Additional Risks
Volcker Rule Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder known as the Volcker Rule, if the adviser and/or its affiliates own 25% or more of the outstanding ownership interests of the Portfolio after the permitted seeding period from the implementation of the Portfolio’s investment strategy, the Portfolio could be subject to restrictions on trading that would adversely impact the Portfolio’s ability to execute its investment strategy. Generally, the permitted seeding period is three years from the implementation of the Portfolio’s investment strategy. As a result, the adviser and/or its affiliates may be required to reduce their ownership interests in the Portfolio at a time that is sooner than would otherwise be desirable, which may result in the Portfolio’s liquidation or, if the Portfolio is able to continue operating, may result in losses, increased transaction costs and adverse tax consequences as a result of the sale of portfolio securities.
Securities Lending Risk. Securities lending involves counter-party risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults. This risk is increased when the Portfolio’s loans are concentrated with a single or limited number of borrowers. In addition, the Portfolio bears the risk of loss in connection with its investments of the cash collateral it receives from the borrower. To the extent that the value or return of the Portfolio’s investments of the cash collateral declines below the amount owed to a borrower, the Portfolio may incur losses that exceed the amount it earned on lending the security. In situations where the adviser does not believe that it is prudent to sell the cash collateral investments in the market, the Portfolio may borrow money to repay the borrower the amount of cash collateral owed to the borrower upon return of the loaned securities. This will result in financial leverage, which may cause the Portfolio to be more volatile because financial leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio’s securities.
ETF and Investment Company Risk. The Portfolio may invest in shares of other investment companies and ETFs. Shareholders bear both their proportionate share of the Portfolio’s expenses and similar expenses of the underlying investment company or ETF when the Portfolio invests in shares of another investment company or ETF. The Portfolio is subject to the risks associated with the ETF’s or investment company’s investments. The price movement of an index-based ETF may not track the underlying index and may result in a loss. ETFs and closed-end investment companies may trade at a price below their net asset value (also known as a discount). The Portfolio may invest in J.P. Morgan Funds. Because the Portfolio’s Adviser or its affiliates provide services to and receive fees from J.P. Morgan Funds, the Portfolio’s investments in such funds benefit the Adviser and/or its affiliates.
Derivatives Risk. The Portfolio may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Portfolio’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to the Portfolio, and the cost of such strategies may reduce the Portfolio’s returns. Derivatives also expose the Portfolio to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including the credit risk of the derivative counterparty. In addition, the Portfolio may use derivatives for non-hedging purposes, which increases the Portfolio’s potential for loss. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Portfolio does not have a claim on the reference assets and is subject to enhanced counterparty risk.
Investing in derivatives will result in a form of leverage. Leverage involves special risks. The Portfolio may be more volatile than if the Portfolio had not been leveraged because leverage tends to exaggerate any effect of the increase or decrease in the value of the Portfolio’s securities. Registered investment companies are limited in their ability to engage in derivative transactions and are required to identify and earmark assets to provide asset coverage for derivative transactions.
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More About the Portfolio (continued)
The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately.
The Portfolio’s transactions in futures contracts, swaps and other derivatives will be subject to special tax rules, the effect of which may be to accelerate income to the Portfolio, defer losses to the Portfolio and cause adjustments in the holding periods of the Portfolio’s securities. These rules could therefore affect the amount and timing of distributions to shareholders.
WHAT IS A DERIVATIVE?
Derivatives are securities or contracts (for example, futures and options) that derive their value from the performance of underlying assets or securities.
Conflicts of Interest
An investment in a Portfolio is subject to a number of actual or potential conflicts of interest. For example, the Adviser and/or its affiliates provide a variety of different services to a Portfolio, for which a Portfolio compensates them. As a result, the Adviser and/or its affiliates have an incentive to enter into arrangements with a Portfolio, and face conflicts of interest when balancing that incentive against the best interests of a Portfolio. The Adviser and/or its affiliates also face conflicts of interest in their service as investment adviser to other clients, and, from time to time, make investment decisions that differ from and/ or negatively impact those made by the Adviser on behalf of a Portfolio. In addition, affiliates of the Adviser provide a broad range of services and products to their clients and are major participants in the global currency, equity, commodity, fixed income and other markets in which a Portfolio invests or will invest. In certain circumstances by providing services and products to their clients, these affiliates’ activities will disadvantage or restrict a Portfolio and/or benefit these affiliates. The Adviser may also acquire material non-public information which would negatively affect the Adviser’s ability to transact in securities for a Portfolio. JPMorgan and the Portfolios have adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate conflicts of interest. In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available. For more information about conflicts of interest, see the Potential Conflicts of Interest section in the SAI.
Temporary Defensive Positions
For liquidity and to respond to unusual market conditions, the Portfolio may invest all or most of its total assets in cash and cash equivalents for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments.
WHAT IS A CASH EQUIVALENT?
Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements, certificates of deposit, bankers’ acceptances, commercial paper, money market mutual funds and bank deposit accounts.
While the Portfolio is engaged in a temporary defensive position, it may not meet its investment objective. These investments may also be inconsistent with the Portfolio’s main investment strategies. Therefore, the Portfolio will pursue a temporary defensive position only when market conditions warrant.
Additional Fee Waiver and/or Expense Reimbursement
Service providers to the Portfolio may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time. The Portfolio’s service providers may discontinue or modify these voluntary actions at any time without notice. In addition, certain affiliates of the Adviser participated in selling variable insurance contracts that included the Portfolio as an investment option to variable insurance contract owners who hold such contracts in retirement plans and/or individual retirement accounts (“covered sales”). The Adviser, Administrator and/or Distributor (as defined in the prospectus) will waive certain fees to which they are otherwise entitled with respect to covered sales in order to avoid potential conflicts of interest that may arise under the United States Department of Labor’s revised regulations defining fiduciary advice. The amount of the covered sales waiver will be based upon fees payable to the Adviser, the Administrator, the Distributor and JPMorgan Chase Bank, N.A., as custodian and fund accounting agent, that the Adviser can attribute to assets in the Portfolio as a result of covered sales (such amounts may be estimated). Performance for the Portfolio reflects (or will reflect) these waivers of fees and/or the reimbursement of expenses, if any. Without these waivers and/or expense reimbursements, performance would have been less favorable.

10  |   JPMorgan Insurance Trust

The Portfolio’s Management and Administration
The Portfolio is a series of JPMorgan Insurance Trust, a Massachusetts business trust (the Trust). The Trust is governed by Trustees who are responsible for overseeing all business activities of the Portfolio.
The Portfolio operates in a multiple class structure. A multiple class portfolio is an open-end investment company that issues two or more classes of securities representing interests in the same investment portfolio.
Each class in a multiple class portfolio can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to the Portfolio on different terms than another class. Certain classes may be more appropriate for a particular investor.
The Portfolio may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning the Portfolio’s other share classes. A Financial Intermediary who receives compensation for selling Portfolio shares may receive a different amount of compensation for sales of different classes of shares.
The Portfolio’s Investment Adviser
J.P. Morgan Investment Management Inc. (JPMIM) acts as investment adviser to the Portfolio and makes the day-to-day investment decisions for the Portfolio.
JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMIM is located at 270 Park Avenue, New York, NY 10017.
During the most recent fiscal year ended 12/31/17, JPMIM was paid a management fee (net of waivers), of 0.39% as a percentage of the Portfolio’s average daily net assets.
A discussion of the basis the Board of Trustees of the Trust used in reapproving the investment advisory agreement for the Portfolio is available in the annual report for the most recent fiscal year ended December 31.
The Portfolio Managers
The lead portfolio managers who are primarily responsible for the day-to-day management of the Portfolio are listed below. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve and sector allocation strategies for the Portfolio. The portfolio managers are assisted by research teams who provide individual security and sector recommendations regarding their area of focus, while the portfolio managers select and allocate individual securities in a manner designed to meet the investment objective of the Portfolio.
Barbara Miller, Managing Director, is the lead portfolio manager responsible for the day-to-day management of the Portfolio. An employee of JPMIM or predecessor firms since 1994 and portfolio manager for the Portfolio since September 2015, Ms. Miller is currently the head of the U.S. Value Driven Platform within JPMIM’s Global Fixed Income, Currency & Commodities Group (GFICC). She also has served as the manager and a senior portfolio manager for the Fixed Income Mid Institutional Taxable Group since June 2007, which provides individually managed fixed income investments for fully discretionary, institutional accounts and personal investment management accounts. Richard D. Figuly, Managing Director, and Peter D. Simons, Managing Director and CFA charterholder, are portfolio managers for the Portfolio since March 2016. An employee of JPMIM or predecessor firms since 1993, Mr. Figuly is a member of the GFICC group and a portfolio manager for the U.S. Value Driven Team and is responsible for managing certain J.P. Morgan Funds and institutional taxable bond portfolios. Mr. Simons has been an employee of JPMIM or predecessor firms since 2001. Mr. Simons is a fixed income portfolio manager for the GFICC group responsible for managing taxable bond portfolios for institutional clients.
The Statement of Additional Information (the SAI) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Portfolio.
The Portfolio’s Administrator
JPMIM (the Administrator) provides administrative services and oversees the Portfolio’s other service providers. The Administrator receives a pro rata portion of the following annual fee on behalf of the Portfolio for administrative services: 0.15% of the first $25 billion of average daily net assets of all funds (excluding certain funds of funds and money market funds) in the J.P. Morgan Funds Complex plus 0.075% of average daily net assets of such funds over $25 billion.
The Portfolio’s Distributor
JPMorgan Distribution Services, Inc. (the Distributor or JPMDS) is the distributor for the Portfolio. The Distributor is an affiliate of JPMIM.
Additional Compensation to Financial Intermediaries
JPMIM, JPMDS and, from time to time, other affiliates of JPMorgan Chase may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries who sell shares of the Portfolio. For the Portfolio, Financial Intermediaries include insurance companies and their affiliated broker-dealers, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into an agreement

May 1, 2018  |  11

The Portfolio’s Management and Administration (continued)
with the Distributor. These additional cash payments are generally made to Financial Intermediaries that provide shareholder or administrative services to variable insurance contract owners or Eligible Plan participants or marketing support.
12  |  JPMorgan Insurance Trust

Shareholder Information
Pricing Portfolio Shares
How are Portfolio Shares Priced?
Shares are sold at net asset value (NAV) per share. Shares are also redeemed at NAV. The NAV of each class within the Portfolio varies, primarily because each class has different class specific expenses such as distribution fees.
The NAV per share of a class of the Portfolio is equal to the value of all the assets attributable to that class, minus the liabilities attributable to that class, divided by the number of outstanding shares of that class. The following is a summary of the valuation procedures generally used to value the J.P. Morgan Funds’ investments.
Securities for which market quotations are readily available are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available; market quotations are determined not to be reliable; or, their value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before the Portfolio’s NAV is calculated, may be valued at fair value in accordance with policies and procedures adopted by the J.P. Morgan Funds’ Board of Trustees. Fair value represents a good faith determination of the value of a security or other asset based upon specifically applied procedures. Fair valuation may require subjective determinations. There can be no assurance that the fair value of an asset is the price at which the asset could have been sold during the period in which the particular fair value was used in determining the Portfolio’s NAV.
Equity securities listed on a North American, Central American, South American or Caribbean securities exchange are generally valued at the last sale price on the exchange on which the security is principally traded. Other foreign equity securities are fair valued using quotations from an independent pricing service, as applicable. The value of securities listed on the NASDAQ Stock Market, Inc. is generally the NASDAQ official closing price.
Fixed income securities are valued using prices supplied by an approved independent third party or affiliated pricing services or broker/dealers. Those prices are determined using a variety of inputs and factors as more fully described in the SAI.
Assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates from an approved independent pricing service as of 4:00 p.m. ET. Shares of ETFs are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.
Options (e.g., on stock indices or equity securities) traded on U.S. equity securities exchanges are valued at the composite mean price, using the National Best Bid and Offer quotes at the close of options trading on such exchanges.
Options traded on foreign exchanges or U.S. commodity exchanges are valued at the settled price, or if no settled price is available, at the last sale price available prior to the calculation of the Portfolio’s NAV and will be fair valued by applying fair value factor provided by independent pricing services, as applicable, for any options involving equity reference obligations listed on exchanges other than North American, Central American, South American or Caribbean securities exchanges.
Exchange traded futures (e.g., on stock indices, debt securities or commodities) are valued at the settled price, or if no settled price is available, at the last sale price as of the close of the exchanges on which they trade. Any futures involving equity reference obligations listed on exchanges other than North American, Central American, South American or Caribbean securities exchanges will be fair valued by applying fair value factor provided by independent pricing services, as applicable.
Non-listed over-the-counter options and futures are valued utilizing market quotations provided by approved pricing services.
Swaps and structured notes are priced generally by an approved independent third party or affiliated pricing service or at an evaluated price provided by a counterparty or broker/ dealer.
Any derivatives involving equity reference obligations listed on exchanges other than North American, Central American, South American or Caribbean securities exchanges will be fair valued by applying fair value factor provided by independent pricing services, as applicable.
NAV is calculated each business day as of the close of the NYSE, which is typically 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the Portfolio closes. The Portfolio will not treat an intraday unscheduled disruption or closure in NYSE trading as a closure of the NYSE and will calculate NAV as of 4:00 p.m., ET if the particular disruption or closure directly affects only the NYSE. The price at which a purchase is effected is based on the next calculation of NAV after the order is received in proper form in accordance with this prospectus. To the extent the Portfolio invests in securities that are primarily listed on foreign exchanges or other markets that trade on weekends or other days when the Portfolio does not price its shares, the value of the Portfolio’s shares may change on days when you will not be able to purchase or redeem your shares.
When can Portfolio Shares be Purchased?
Purchases may be made on any business day for the Portfolio. This includes any day that the Portfolio is open for business, other than weekends and days on which the NYSE is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

May 1, 2018  |  13

Shareholder Information (continued)
Purchasing Portfolio Shares
Who can Purchase Shares of the Portfolio?
Shares of the Portfolio are sold to separate accounts of insurance companies investing on instructions of contract owners of variable insurance contracts. Purchasers of variable insurance contracts will not own shares of the Portfolio. Rather, all shares will be owned by the insurance companies and held through their separate accounts for the benefit of purchasers of variable insurance contracts. Shares are also available to Eligible Plans for the benefit of their participants. All investments in the Portfolio are credited to the shareholder’s account in the form of full or fractional shares of the designated Portfolio. Purchases are processed on any day on which the Portfolio is open for business. If purchase orders are received by an insurance company from its variable insurance contract holders or by an Eligible Plan from its participants before the Portfolio’s Closing Time, the order will be effective at the NAV per share calculated that day, provided that the order and federal funds are received by the Portfolio in proper form on the next business day. The insurance company or Eligible Plan administrator or trustee is responsible for properly transmitting purchase orders and federal funds.
Share ownership is electronically recorded; therefore, no certificate will be issued.
The interests of different separate accounts and Eligible Plans are not always the same, and material, irreconcilable conflicts may arise. The Board of Trustees will monitor events for such conflicts and, should they arise, will determine what action, if any, should be taken.
Federal law requires the Portfolio to obtain, verify and record an accountholder’s name, principal place of business and Employer Identification Number or other government issued identification when opening an account. The Portfolio may require additional information in order to open a corporate account or under certain other circumstances. This information will be used by the Portfolio or its transfer agent to attempt to verify the accountholder’s identity. The Portfolio may not be able to establish an account if the accountholder does not provide the necessary information. In addition, the Portfolio may suspend or limit account transactions while it is in the process of attempting to verify the accountholder’s identity. If the Portfolio is unable to verify the accountholder’s identity after an account is established, the Portfolio may be required to involuntarily redeem the accountholder’s shares and close the account. Losses associated with such involuntary redemption may be borne by the investor.
Shares of the Portfolio have not been registered for sale outside of the United States. This prospectus is not intended for distribution to prospective investors outside of the United States. The Portfolio generally does not market or sell shares to investors domiciled outside of the United States, even, with regard to individuals, if they are citizens or lawful permanent residents of the United States.
Redeeming Portfolio Shares
Portfolio shares may be sold at any time by the separate accounts of the insurance companies issuing the variable insurance contracts or Eligible Plans. Individuals may not place sell orders directly with the Portfolio. Redemptions are processed on any day on which the Portfolio is open for business. If redemption orders are received by an insurance company from its variable insurance contract holders or by an Eligible Plan from its participants before the Portfolio’s Closing Time, the order will be effective at the NAV per share calculated that day, provided that the order is received by the Portfolio in proper form on the next business day. The length of time that the Portfolios typically expect to pay redemption proceeds depends on the method of payment and the agreement between the insurance company or Eligible Plan administrator or trustee and the Portfolios. The Portfolios typically expect to pay redemption proceeds to the insurance company or Eligible Plan within 1 to 3 business days following the Portfolio's receipt of the redemption order from the insurance company or Eligible Plan. Payment of redemption proceeds to the insurance company or Eligible Plan may take longer than the time a Portfolio typically expects and may take up to seven days as permitted by the 1940 Act. The insurance company or Eligible Plan administrator or trustee is responsible for properly transmitting redemption orders. Variable insurance contract owners should consult the applicable variable insurance contract prospectus and Eligible Plan participants should consult the Eligible Plan’s administrator or trustee for more information about redeeming Portfolio shares.
The Portfolio may suspend the ability to redeem when:
1.	Trading on the NYSE is restricted;
2.	The NYSE is closed (other than weekend and holiday closings);
3.	Federal securities laws permit;
4.	The SEC has permitted a suspension; or
5.	An emergency exists, as determined by the SEC.
Generally, all redemptions will be for cash. The J.P. Morgan Funds typically expect to satisfy redemption requests by selling portfolio assets or by using holdings of cash or cash equivalents. On a less regular basis, the Portfolios may also satisfy redemption requests by borrowing from another Portfolio, by drawing on a line of credit from a bank, or using other short-term borrowings from its custodian. These methods may be used during both normal and stressed market conditions. In addition to paying redemption proceeds in cash, if shares redeemed are worth $250,000 or more, the Portfolios reserve the right to pay part or all of the redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Portfolio will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Portfolio and its remaining shareholders. If an insurance

14  |   JPMorgan Insurance Trust

company or Eligible Plan receives a redemption in-kind, securities received may be subject to market risk and taxable gains and brokerage or other charges in converting the securities to cash. While the Portfolios do not routinely use redemptions in-kind, the Portfolios reserve the right to use redemptions in-kind to manage the impact of large redemptions on the Portfolios. Redemption in-kind proceeds will typically be made by delivering a pro-rata amount of a Portfolio’s holdings that are readily marketable securities to the redeeming insurance company or Eligible Plan within seven days after the Portfolio’s receipt of the redemption order.
Abusive Trading
The Portfolio does not authorize market timing. Market timing is an investment strategy using frequent purchases and redemptions in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Portfolio shares held by long-term variable insurance contract owners or participants in Eligible Plans, disrupt portfolio management and increase Portfolio expenses for all shareholders. Although market timing may affect any fund, these risks may be higher for funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when the Portfolio invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Portfolio calculates its net asset value. To the extent that the Portfolio is unable to identify market timers effectively, long-term investors may be adversely affected.
The Portfolio’s Board of Trustees has adopted policies and procedures with respect to market timing. Because purchase and sale transactions are submitted to the Portfolio on an aggregated basis by the insurance company issuing the variable insurance contract or by an Eligible Plan, the Portfolio is limited in identifying and eliminating market timing transactions by individual variable insurance contract owners or Eligible Plan participants. In an aggregated transaction, the purchases of Portfolio shares and the redemptions of Portfolio shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Portfolio. The Portfolio, therefore, has to rely upon the insurance companies to police restrictions in the variable insurance contracts or according to the insurance company’s administrative policies; those restrictions will vary from variable insurance contract to variable insurance contract. Similarly, with respect to Eligible Plans, the Portfolio is often dependent upon the Eligible Plan’s financial intermediaries who utilize their own policies and procedures to identify market timers.
The Portfolio has attempted to put safeguards in place to assure that financial intermediaries, including insurance companies, have implemented procedures designed to deter market timing and abusive trading. The Portfolio will seek to monitor for signs of market timing activities, such as unusual cash flows, and may request information from the applicable insurance company or Eligible Plan to determine whether or not market timing or abusive trading is involved. In addition, under agreements with insurance companies, the Portfolio may request transaction information from the insurance companies at any time in order to determine whether there has been short-term trading by the insurance companies’ contract owners. The Portfolio will request that the insurance company provide individual contract owner level detail to the Portfolio at its request. Under such agreements, the Portfolio or the Distributor may restrict or prohibit any purchase orders with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of purchases and sales of Portfolio shares that indicates market timing or trading they determine is abusive to the extent possible.
The Portfolio will seek to apply these policies as uniformly as practicable. It is, however, more difficult to locate and eliminate individual market timers in the separate accounts or Eligible Plans, and there can be no assurances that the Portfolio will be able to effectively identify and eliminate market timing and abusive trading in the Portfolio. Variable insurance contract owners should consult the prospectus for their variable insurance contract for additional information on contract level restrictions relating to market timing.
In addition to rejecting purchase orders in connection with suspected market timing activities, the Portfolio can reject a purchase order in certain other circumstances including when it does not think a purchase order is in the best interest of the Portfolio and/or its shareholders or if it determines the trading to be abusive.
Rule 12b-1 Fees
The Portfolio described in this prospectus has adopted a Distribution Plan under Rule 12b-1 that allows it to pay distribution fees for the sale and distribution of the Class 2 Shares of the Portfolio. These fees are called “Rule 12b-1 fees.” Rule 12b-1 fees are paid by the Portfolio to the Distributor as compensation for its services and expenses in connection with the sale and distribution of Portfolio shares. The Distributor in turn pays all or part of these Rule 12b-1 fees to financial intermediaries, including participating insurance companies or their affiliates that have agreements with the Distributor to sell shares of the Portfolio. The Distributor may pay Rule 12b-1 fees to its affiliates. Payments are not tied to actual expenses incurred. The Portfolio pays annual distribution fees of up to 0.25% of the average daily net assets attributable to Class 2 Shares. Because
May 1, 2018  |  15

Shareholder Information (continued)
Rule 12b-1 fees are paid out of Portfolio assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
Voting and Shareholder Meetings
How are Shares of the Portfolio Voted?
As long as required by the SEC, the insurance company that issued your variable insurance contract will solicit voting instructions from the purchasers of variable insurance contracts with respect to any matters that are presented to a vote of shareholders. Therefore, to the extent an insurance company is required to vote the total Portfolio shares held in its separate accounts, including those owned by the insurance company, on a proportional basis, it is possible that a small number of variable insurance contract owners would be able to determine the outcome of a matter. Each Portfolio or class votes separately on matters relating solely to that Portfolio or class or which affect that Portfolio or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally. Shareholders shall be entitled to one vote for each share held.
When are Shareholder Meetings Held?
The Trust does not hold annual meetings of shareholders but may hold special meetings. Special meetings are held, for example, to elect or remove trustees, change a Portfolio’s fundamental investment objective, or approve an investment advisory contract.
Questions
Any questions regarding the Portfolio should be directed to JPMorgan Insurance Trust, P.O. Box 8528, Boston, MA 02266-8528, 1-800-480-4111. All questions regarding variable insurance contracts should be directed to the address or telephone number indicated in the prospectus or other literature that you received when you purchased your variable insurance contract.
Distributions and Taxes
The Portfolio intends to qualify each taxable year as a regulated investment company for U.S. federal income tax purposes pursuant to the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the Code) and the regulations thereunder, and to meet all other requirements necessary for it to be relieved of U.S. federal income taxes on income and gains it distributes to the separate accounts of the insurance companies or Eligible Plans. The Portfolio will distribute any net investment income and net realized capital gains at least annually. Both types of distributions will be made in shares of the Portfolio unless an election is made on behalf of a separate account or Eligible Plan to receive some or all of the distribution in cash.
The discussions below are based on the assumption that the shares of the Portfolio will be respected as owned by insurance company separate accounts and Eligible Plans. If this is not the case, the person(s) determined to own the shares will be currently taxed on Portfolio distributions and redemption proceeds. Because insurance company separate accounts and Eligible Plans will be the only shareholders of the Portfolio, no attempt is made here to describe the tax treatment of Portfolio shareholders that are generally taxable.
Tax Consequences to Variable Insurance Contract Owners
Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59½ may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.
In order for investors to receive the favorable tax treatment available to holders of variable insurance contracts, the separate accounts underlying such contracts, as well as the Portfolio in which such accounts invest, must meet certain diversification requirements under Section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements imposed on the Portfolio by the 1940 Act and Subchapter M of the Code, place certain limitations on assets of each insurance company separate account used to fund variable contracts. The Portfolio intends to comply with these requirements. If the Portfolio does not meet such requirements, income allocable to the contracts will be taxable currently to the contract owners.
In addition, if owners of variable insurance contracts have an impermissible level of control over the investments underlying their contracts, the advantageous tax treatment provided to insurance company separate accounts under the Code will no longer be available.
Under Treasury regulations, insurance companies holding the separate accounts must report to the Internal Revenue Service losses above a certain amount resulting from a sale or disposition of Portfolio shares.
For a further discussion of the tax consequences of variable annuity and variable life contracts, please refer to the prospectuses or other documents that you received when you purchased your variable annuity or variable life product.
Tax Consequences to Eligible Plan Participants
Generally, Eligible Plan participants are not taxed currently on distributions of net investment income and capital gains to such plans. Contributions to these plans may be tax deductible, although distributions from these plans are generally taxable. In the case of Roth IRA accounts, contributions are not tax deductible, but distributions from the plan may be tax free.

16  |   JPMorgan Insurance Trust

Tax Consequences of Certain Portfolio Investments
The Portfolio is generally subject to foreign withholding or other foreign taxes, which in some cases can be significant on any income or gain from investments in foreign stocks or securities. In that case, the Portfolio’s total return on those securities would be decreased. The Portfolio may generally deduct these taxes in computing its taxable income. Rather than deducting these foreign taxes, the Portfolio that invests more than 50% of its assets in the stock or securities of foreign corporations or foreign governments at the end of its taxable year may make an election to treat a proportionate amount of eligible foreign taxes as constituting a distribution to each shareholder, which would, subject to certain limitations, generally allow the shareholder to either (i) to credit that proportionate amount of taxes against U.S. Federal income tax liability as a foreign tax credit or (ii) to take that amount as an itemized deduction.
The Portfolio’s investments in certain debt obligations, mortgage-backed securities, asset-backed securities and derivative instruments may require the Portfolio to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Portfolio may be required to liquidate other investments in its portfolio that it otherwise would have continued to hold, including when it is not advantageous to do so.
The Portfolio’s transactions in future contracts, swaps and other derivatives will be subject to special tax rules, the effect of which may be to accelerate income to the Portfolio, defer losses to the Portfolio and cause adjustments in the holding periods of the Portfolio’s securities. These rules could therefore affect the amount and timing of distributions to shareholders.
Please refer to the SAI for more information regarding the tax treatment of the Portfolio.
The above is a general summary of tax implications of investing in the Portfolio. Because each investor’s tax consequences are unique, investors should consult their own tax advisors to see how investing in the Portfolio will affect their individual tax situations.
Availability of Proxy Voting Record
The Trustees have delegated the authority to vote proxies for securities owned by the Portfolio to the applicable investment adviser. A copy of the Portfolio’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at www.jpmorgan.com/variableinsuranceportfolios no later than August 31 of each year. The Portfolio’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security and will state how each vote was cast, for example, for or against the proposal.
Portfolio Holdings Disclosure
No sooner than 10 days after the end of each month, the Portfolio will make available upon request an uncertified, complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Portfolio will make available a complete schedule of its portfolio holdings as of the last day of that quarter.
In addition to providing hard copies upon request, the Portfolio will post these quarterly schedules on www.jpmorgan.com/variableinsuranceportfolios and on the SEC’s website at www.sec.gov. From time to time, the Portfolio may post portfolio holdings on the J.P. Morgan Funds website on a more timely basis.
Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s holdings is available in the SAI.
May 1, 2018  |  17

Financial Highlights
The financial highlights tables are intended to help you understand the Portfolio’s financial performance for the past five fiscal years or the period of the Portfolio’s operations, as applicable. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total returns do not include charges that will be imposed by variable insurance contracts or by Eligible Plans. If these charges were reflected, returns would be lower than those shown. This information for each period presented has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolio’s financial statements, are included in the Portfolio’s annual report, which is available upon request.
To the extent the Portfolio invests in other funds, the Total Annual Fund Operating Expenses included in the fee table will not correlate to the ratio of expenses to average net assets in the financial highlights below.
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
Core Bond Portfolio
Class 2
Year Ended December 31, 2017	$10.73	$ 0.26	$ 0.09	$ 0.35	$ (0.26)
Year Ended December 31, 2016	10.81	0.27	(0.07)	0.20	(0.28)
Year Ended December 31, 2015	11.10	0.31	(0.21)	0.10	(0.39)
Year Ended December 31, 2014	11.01	0.35	0.16	0.51	(0.42)
Year Ended December 31, 2013	11.72	0.40	(0.59)	(0.19)	(0.52)
(a)	Calculated based upon average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
18  |  JPMorgan Insurance Trust

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (b)	Net assets, end of period	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate

$10.82	3.30%	$123,281,632	0.82%	2.41%	0.87%	21%
10.73	1.84	73,940,156	0.84	2.47	0.89	29
10.81	0.86	58,993,588	0.84	2.83	0.86	20
11.10	4.71	46,498,141	0.84	3.14	0.88	18
11.01	(1.74)	25,187,518	0.84	3.58	0.85	13
May 1, 2018  |  19

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How to Reach Us
MORE INFORMATION
For more information on the Portfolio, the following documents are available free upon request:
ANNUAL AND SEMI-ANNUAL REPORTS
Our annual and semi-annual reports contain more information about the Portfolio’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Portfolio’s performance during the last fiscal year.
STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains more detailed information about the Portfolio and its policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.
You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:
J.P. Morgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528
You can also find information online at www.jpmorgan.com/variableinsuranceportfolios.
You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Portfolio, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.
Public Reference Room of the SEC
100 F Street, N.E.
Washington, DC 20549-1520
1-202-551-8090
E-mail: publicinfo@sec.gov
Reports, a copy of the SAI and other information about the Portfolio are also available on the EDGAR Database on the SEC’s website at http://www.sec.gov.
VARIABLE INSURANCE CONTRACTS
This prospectus is used with variable insurance contracts. All questions regarding variable insurance contracts should be directed to the address or phone numbers in the variable insurance contract prospectus.
The Investment Company Act File No. is 811-7874.

©JPMorgan Chase & Co., 2018. All rights reserved. May 2018.
PR-JPMITCBP2-518

Prospectus
JPMorgan Insurance Trust
Class 2 Shares
May 1, 2018
JPMorgan Insurance Trust Income Builder Portfolio*
* The Portfolio does not have an exchange ticker symbol.
The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The Portfolio is intended to be funding vehicles for variable annuity contracts and variable life insurance policies (collectively, variable insurance contracts) offered by the separate accounts of various insurance companies. Portfolio shares may also be offered to qualified pension and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis (Eligible Plans). The investment objective (also known as the Portfolio’s goal) and policies of the Portfolio may be similar to other funds managed or advised by J.P. Morgan Investment Management Inc. and its affiliates. However, the investment results of the Portfolio may be higher or lower than, and there is no guarantee that the investment results of the Portfolio will be comparable to, any other J.P. Morgan Fund.

Risk/Return Summary
JPMorgan Insurance Trust Income Builder Portfolio
What is the goal of the Portfolio?
The Portfolio seeks to maximize income while maintaining prospects for capital appreciation.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Portfolio through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Portfolio. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used the calculate the Portfolio’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Portfolio’s prospectus. The table and Example below do not reflect fees and expenses imposed at the variable insurance contract level or which may be imposed by Eligible Plans. If these expenses were reflected, the total expenses would be higher.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Class 2
Management Fee	0.45%
Distribution (Rule 12b-1) Fees	0.25
Other Expenses	0.70
Acquired Fund Fees and Expenses	0.09
Total Annual Fund Operating Expenses	1.49
Fee Waivers and/or Expense Reimbursements[1]	(0.55)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[1]	0.94
1	The Portfolio’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.85% of the average daily net assets of Class 2 Shares. The Portfolio may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Portfolio’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Portfolio’s investment in such money market funds. These waivers are in effect through 4/30/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 4/30/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS 2 SHARES ($)	96	417	761	1,732
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Portfolio’s performance. During the Portfolio’s most recent fiscal year, the Portfolio’s turnover rate was 85% of the average value of its portfolio.
What are the Portfolio’s main investment strategies?
The Portfolio has significant flexibility to achieve its investment objective and invests in a broad range of income-producing securities, including debt and equity securities in the U.S. and other markets throughout the world, both developed and emerging. There is no limit on the number of countries in which the Portfolio may invest, and the Portfolio may focus its investments in a single country or a small group of countries. As attractive investments across asset classes and strategies arise, the adviser attempts to capture these opportunities and has wide latitude to allocate the Portfolio’s assets among strategies and asset classes. J.P. Morgan Investment Management, Inc. (JPMIM or the Adviser) buys and sells securities and investments for the Portfolio based on the Adviser’s view of strategies, sectors, and overall portfolio construction taking into account income generation, risk/return analyses, and relative value considerations.
The Portfolio may invest up to 100% of its total assets in debt securities and other types of investments that are below investment grade. With respect to below investment grade debt securities (known as junk bonds), the Portfolio currently expects to invest no more than 70% of its total assets in such securities. The Portfolio may also invest up to 35% of its total assets in loan assignments and participations (Loans) and commitments to purchase loan assignments (Unfunded Commitments). The

May 1, 2018  |  1

Risk/Return Summary
JPMorgan Insurance Trust Income Builder Portfolio (continued)
Portfolio may invest up to 60% of its total assets in equity securities, including common stocks and equity securities of real estate investment trusts (REITs). In addition to investments in equity securities, the Portfolio may also invest up to 25% in preferred stocks and convertible securities that have characteristics of both equity and debt securities. The Portfolio has broad discretion to use other types of equity, debt, and investments that have characteristics of both debt and equity securities as part of its principal investment strategies. These include mortgage-backed, mortgage-related and asset backed securities, including collateralized mortgage obligations and principal-only (PO) and interest-only (IO) stripped mortgage backed securities, dollar rolls, REITs, inflation-linked securities including Treasury Inflation Protected Securities (TIPS), when issued securities and forward commitments, J.P. Morgan Funds, exchange traded funds (ETFs), and other investment companies including closed-end funds. The Portfolio may also invest in warrants, rights and participation notes (P-Notes).
In addition to direct investments in securities, derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts, foreign currency transactions, options and swaps to help manage duration, sector and yield curve exposure and credit and spread volatility. The Portfolio may also use such derivatives to manage equity, country, regional and currency exposure, to increase income or gain to the Portfolio, for hedging and for risk management. The Portfolio may hedge its non-dollar investments back to the U.S. dollar through the use of foreign currency derivatives including forward foreign currency contracts and currency futures, but may not always do so. In addition to hedging non-dollar investments, the Portfolio may use such derivatives to increase income and gain to the Portfolio and/or as part of its risk management process by establishing or adjusting exposure to particular foreign securities, markets or currencies.
The Portfolio’s Main Investment Risks
The Portfolio is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular instruments or markets are not met.

An investment in this Portfolio or any other fund may not provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Portfolio is suitable for you.
The Portfolio is subject to the main risks noted below, any of which may adversely affect the Portfolio’s performance and ability to meet its investment objective.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities held by the Portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Portfolio’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Portfolio’s securities goes down, your investment in the Portfolio decreases in value.
High Yield Securities and Loan Risk. The Portfolio may invest in instruments including junk bonds, Loans and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments are considered to be speculative and may be subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties and potential illiquidity. Such investments are subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, extended settlement periods, liquidity risks, prepayment risks, potentially less protection under the federal securities laws and lack of publicly available information. High yield securities and Loans that are deemed to be liquid at the time of purchase may become illiquid.
No active trading market may exist for some of the instruments and certain investments may be subject to restrictions on resale. In addition, the settlement period for Loans is uncertain as there is no standardized settlement schedule applicable to such investments. Certain Loans may take more than seven days to settle. The inability to dispose of the Portfolio’s securities and other investments in a timely fashion could result in losses to the Portfolio. Because some instruments may have a more limited secondary market, liquidity and valuation risk may be more pronounced for the Portfolio. When Loans and other instruments are prepaid, the Portfolio may have to reinvest in instruments with a lower yield or fail to recover additional amounts (i.e., premiums) paid for these securities, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Certain Loans may not be considered securities under the federal securities laws and, therefore, investments in such Loans may not be subject to certain protections under those laws. In addition, the adviser may not have access to material non-public information to which other investors may have access.

2  |   JPMorgan Insurance Trust

Interest Rate and Credit Risk. The Portfolio’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates rise, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Portfolio may invest in variable and floating rate Loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of variable and floating rate Loans and other variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given that the Federal Reserve has begun to raise interest rates, the Portfolio may face a heightened level of interest rate risk. The Portfolio’s investments are subject to the risk that issuers or the counterparties will fail to make payments when due or default completely.
Prices of the Portfolio’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Portfolio’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Industry and Sector Focus Risk. At times the Portfolio may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Portfolio increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Foreign Securities, Emerging Markets, and Currency Risk. The Portfolio may invest all of its assets in securities denominated in foreign currencies. Investments in foreign currencies, foreign issuers and foreign securities (including depository receipts) are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Portfolio may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers. While the Portfolio may engage in various strategies to hedge against currency risk, it is not required to do so. The Portfolio may focus its investments in a single country or a small group of countries and be subject to greater volatility than a more geographically diversified fund.
Geographic Focus Risk. The Portfolio may focus its investments in one or more regions or small groups of countries. As a result, the Portfolio’s performance may be subject to greater volatility than a more geographically diversified fund.
European Market Risk. The Portfolio’s performance may be affected by political, social and economic conditions in Europe, such as growth of the economic output (the gross national product), the rate of inflation, the rate at which capital is reinvested into European economies, the success of governmental actions to reduce budget deficits, the resource self-sufficiency of European countries and interest and monetary exchange rates between European countries. European financial markets may experience volatility due to concerns about high government debt levels, credit rating downgrades, rising unemployment, the future of the euro as a common currency, possible restructuring of government debt and other government measures responding to those concerns, and fiscal and monetary controls imposed on member countries of the European Union. The risk of investing in Europe may be heightened due to steps being taken by the United Kingdom to exit the European Union. In addition, if one or more countries were to exit the European Union or abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably.
Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. The Portfolio may invest in asset-backed, mortgage-related and mortgage-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Portfolio may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and
May 1, 2018  |  3

Risk/Return Summary
JPMorgan Insurance Trust Income Builder Portfolio (continued)
yield. In periods of rising interest rates, the Portfolio may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Portfolio may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Collateralized mortgage obligations (CMOs) and stripped mortgage backed securities, including those structured as IOs and POs, are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities.
Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable non-convertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities, although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.
Preferred Stock Risk. Preferred stock generally has a preference as to dividends and liquidation over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Real Estate Securities Risk. The Portfolio’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Portfolio will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Portfolio.
Derivatives Risk. Derivatives, including futures contracts, foreign currency transactions, options, swaps, forward foreign currency contracts, currency futures and participation notes, may be riskier than other types of investments and may increase the volatility of the Portfolio. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Portfolio’s original investment. Derivatives expose the Portfolio to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Portfolio does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Portfolio may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Portfolio to risks of mispricing or improperly valuation. Certain of the Portfolio’s transactions in foreign currency derivatives and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Portfolio realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Portfolio’s after-tax returns. In addition, the Portfolio may use derivatives for non-hedging purposes, which increases the Portfolio’s potential for loss.
Government Securities Risk. The Portfolio invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Portfolio. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.
ETF and Investment Company Risk. Shareholders bear both their proportionate share of the Portfolio’s expenses and similar expenses of an ETF or other investment company. The price and movement of an index-based ETF may not track the underlying index and may result in a loss. ETFs may trade at a price below their net asset value (also known as a discount). The Portfolio may invest in J.P. Morgan Funds. Because the Portfolio’s Adviser or its affiliates provide services to and receive fees from J.P. Morgan Funds, the Portfolio’s investments in such funds benefit the Adviser and/or its affiliates. In addition, the Portfolio may hold a significant percentage of the shares of a J.P. Morgan Fund. As a result, the Portfolio’s investments in such a fund may create a conflict of interest.

4  |   JPMorgan Insurance Trust

Inflation-Linked Securities Risk. Inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decline when real interest rates increase. Unlike conventional bonds, the principal and interest payments of inflation-linked securities such as TIPS are adjusted periodically to a specified rate of inflation (e.g., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). There can be no assurance that the inflation index used will accurately measure the real rate of inflation. These securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.
Transactions Risk. The Portfolio could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Portfolio shares may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
You could lose money investing in the Portfolio.
The Portfolio’s Past Performance
This section provides some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Class 2 Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns for the past one year and life of the Portfolio. The table compares that performance to the MSCI World Index (net of foreign withholding taxes), the Bloomberg Barclays U.S. Aggregate Bond Index, the Income Builder Composite Benchmark, composed of 60% of the MSCI World Index (net of foreign withholding taxes) and 40% Bloomberg Barclays U.S. Aggregate Bond Index, and the Lipper Variable Underlying Funds Flexible Funds Index, an index based on the total returns of certain mutual funds within the Portfolio’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The performance figures shown do not reflect charges imposed by variable insurance contracts or Eligible Plans through which the Portfolio is offered. The Portfolio’s performance will be lower when any such charges are deducted.
YEAR-BY-YEAR RETURNS
Best Quarter	1st quarter, 2017	3.02%
Worst Quarter	3rd quarter, 2015	-3.28%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)
	Past 1 Year	Life of Fund (since 12/09/2014)
CLASS 2 SHARES	11.70%	5.50%
MSCI World Index
(Net of Foreign Withholding Taxes) (Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes)	22.40	8.85
Bloomberg Barclays U.S. Aggregate Bond Index
(Reflects No Deduction for Fees, Expenses or Taxes)	3.54	2.30
Income Builder Composite Benchmark
(Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes on MSCI World Index)	14.52	6.33
Lipper Variable Underlying Funds Flexible Funds Index
(Reflects No Deduction for Taxes)	14.36	6.12 [1]
1	Return calculated from 12/31/14.
Management
J.P. Morgan Investment Management Inc.
May 1, 2018  |  5

Risk/Return Summary
JPMorgan Insurance Trust Income Builder Portfolio (continued)
Portfolio Manager	Managed the Portfolio Since	Primary Title with Investment Adviser
Jeffrey Geller	2014	Managing Director
Anne Lester	2014	Managing Director
Michael Schoenhaut	2014	Managing Director
Eric J. Bernbaum	2014	Executive Director
Purchase and Sale of Portfolio Shares
The Portfolio sells its shares at net asset value on any business day directly to the separate accounts of various insurance companies issuing variable annuity contracts and variable life insurance policies (variable insurance contracts) and certain qualified retirement plans. You may invest indirectly in the Portfolio through your purchase of a variable insurance contract or through a qualified retirement plan. Any minimum or subsequent investment requirements and redemption procedures are governed by the applicable separate account or retirement plan through which you invest.
Tax Information
Under current law, owners of variable insurance contracts and qualified retirement plan participants that have invested in the Portfolio are not subject to federal income tax on Portfolio earnings and distributions on gains realized upon the sale or redemption of Portfolio shares until such amounts are withdrawn from the retirement plan or variable contract.
Payments to Insurance Companies and to Broker-Dealers and Other Financial Intermediaries
Portfolio shares are available only through an insurance company’s variable insurance contracts or an employer or other retirement plan (Retirement Products). The Portfolio or its related companies may make payments to an insurance company (and/or its related companies) for distribution and/or related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries that sell the variable insurance contracts for the sale of Portfolio shares and/or related services. These payments to insurance companies may be a factor that the insurance company considers in including the Portfolio as an underlying investment in a variable insurance contract. The prospectus or other disclosures relating to a variable insurance contract may contain additional information about these payments. When received by a broker-dealer or other financial intermediary from an insurance company (or its related companies) or in connection with Retirement Products, such payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial intermediary or visit its website for more information.

6  |   JPMorgan Insurance Trust

More About the Portfolio
Additional Information About the Portfolio’s
Investment Strategies
The Portfolio primarily invests in a broad range of income-producing securities, including debt and equity securities in the U.S. and other markets throughout the world, both developed and emerging. The Portfolio may invest in a wide variety of asset classes from issuers throughout the world (including emerging market countries) to achieve its core objective of maximizing income while also providing an opportunity for capital appreciation. There is no limit on the number of countries in which the Portfolio may invest, and the Portfolio may focus its investments in a single country or a small group of countries.
The Portfolio may invest up to 100% of its total assets in debt securities and other types of investments that are rated below investment grade meaning that such securities will carry a rating below Baa3 by Moody’s Investor Service, Inc. (Moody’s), BBB– by Standard & Poor’s Corporation (S&P), or BBB– by Fitch Ratings (Fitch), or the equivalent by another national rating organization, or securities that are unrated. With respect to below investment grade debt securities, the Portfolio currently expects to invest no more than 70% of its total assets in such securities.
The Portfolio may invest up to 35% of its total assets in Loans and Unfunded Commitments. Loans will typically consist of senior floating rate loans (Senior Loans), but may also include secured and unsecured loans, second lien loans or more junior and bridge loans (Junior Loans). Loans may be issued by obligors in the U.S. or in foreign or emerging markets. When the Portfolio acquires a loan assignment, the Portfolio typically will have a direct contractual relationship with the obligor; provided, however, that the Portfolio’s rights may be more limited than the lender from which it acquired the assignment and the Portfolio may be able to enforce its rights only through an administrative agent. The Portfolio attempts to maximize its dividend yield by investing in common stock of corporations that regularly pay dividends, as well as stocks with favorable long-term fundamental characteristics. The Portfolio may invest up to 60% of its total assets in equity securities, including common stocks and equity securities of REITs. In addition to investments in equity securities, the Portfolio may also invest up to 25% in preferred stocks and convertible securities that have characteristics of both equity and debt securities. The Portfolio has broad discretion to use other types of equity, debt, and investments that have characteristics of both debt and equity securities as part of its principal investment strategies. Because yield is the main consideration in selecting securities, the Portfolio may purchase stocks of companies that are out of favor in the financial community and, therefore, are selling below what JPMIM believes to be their long-term investment value. The Portfolio may also invest in warrants, rights and participation notes (P-Notes).
The Portfolio may invest in common stocks and, to a lesser extent, debt securities of REITs and other real estate companies in both developed and emerging markets. REITs are pooled investment vehicles which invest primarily in income-producing real estate or loans related to real estate. The Portfolio may also invest in other types of equity securities of real estate companies including rights, warrants, convertible securities and preferred stocks.
In addition to direct investments in securities, derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts, foreign currency transactions, options and swaps to help manage duration, sector and yield curve exposure and credit and spread volatility. The Portfolio may also use such derivatives to manage equity, country, regional and currency exposure. The Portfolio may hedge its non-dollar investments back to the U.S. dollar through the use of foreign currency derivatives including forward foreign currency contracts and currency futures, but may not always do so. In addition to hedging non-dollar investments, the Portfolio may use derivatives to increase income and gain to the Portfolio and/or as part of its risk management process by establishing or adjusting exposure to particular foreign securities, markets or currencies. Under certain market conditions, the Portfolio’s use of derivatives could be significant.
The Portfolio may invest in asset-backed securities. The Portfolio may also invest in mortgage-backed and mortgage-related securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.
The Portfolio may enter into “dollar rolls,” in which the Portfolio sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date.
The Portfolio also may invest in inflation-linked securities of varying maturities issued by the U.S. government, its agencies and instrumentalities, such as TIPS, as well as inflation-linked debt securities issued by other entities such as corporations, foreign governments and other foreign issuers. The Portfolio also may purchase when-issued securities and forward commitments, which are contracts to purchase securities at a fixed price for delivery at a future date.
The Portfolio may invest in shares of J.P. Morgan Funds, ETFs and other investment companies, including closed-end companies. ETFs, which are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange, may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index. Ordinarily,

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More About the Portfolio (continued)
the Portfolio must limit its investments in a single non-affiliated ETF to 5% of its total assets and in all non-affiliated ETFs to 10% of its total assets. The Securities and Exchange Commission (SEC) has issued exemptive orders to many ETFs that allow any fund investing in such ETFs to disregard these 5% and 10% limitations, subject to certain conditions. If the Portfolio invests in ETFs that have received such exemptive orders, it may invest any amount of its total assets in a single ETF or in multiple ETFs. ETFs that are not structured as investment companies as defined in the Investment Company Act of 1940, as amended (1940 Act) are not subject to these percentage limitations. The price movement of an index-based ETF may not track the underlying index and may result in a loss. In addition, ETFs may trade at a price above (premium) or below (discount) their net asset value, especially during periods of significant market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio.
Investment Process: Drawing on the resources of multiple specialist teams within JPMIM, the portfolio managers establish the strategic and tactical allocation for the Portfolio and make the day-to-day decisions concerning strategies, sectors, and overall portfolio construction based on income generation, risk/ return analyses and relative value considerations. As attractive investments across asset classes and strategies arise, the portfolio managers attempt to capture these opportunities and have wide latitude to allocate the Portfolio’s assets among strategies and asset classes. The lead portfolio managers leverage the resources and insights of the research analysts and portfolio managers who serve on specialist asset class teams. Such specialist teams select individual securities within the portfolio construction mandates established by the portfolio managers.
The Portfolio may utilize these instruments and investment strategies to a greater or lesser degree. If a strategy is a main investment strategy for the Portfolio, it is summarized above.
The frequency with which the Portfolio buys and sells securities will vary from year to year, depending on market conditions.
NON-FUNDAMENTAL INVESTMENT OBJECTIVES
An investment objective is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Portfolio. The investment objective for the Portfolio is non-fundamental and may be changed without the consent of a majority of the outstanding shares of the Portfolio.
Please note that the Portfolio also may use strategies that are not described herein, but which are described in the Statement of Additional Information.
Investment Risks
There can be no assurance that the Portfolio will achieve its investment objectives.

An investment in the Portfolio or any other fund may not provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if the Portfolio is suitable for you.
The main risks associated with investing in the Portfolio are summarized in the Risk/Return Summary for the Portfolio at the front of this prospectus. More detailed descriptions of the main risks and additional risks of the Portfolio are described below.
Main Risks
Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the prices of the types of securities in which a Portfolio invests) may decline over short or extended periods of time. When the value of the Portfolio’s securities goes down, your investment in the Portfolio decreases in value.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Portfolio’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
Real Estate Securities Risk. The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and mortgages which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy and environmental factors. The underlying mortgage loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub-prime” mortgages. The

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value of REITs will also rise and fall in response to the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. The Portfolio will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Portfolio.
Industry and Sector Focus Risk. At times the Portfolio may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Portfolio increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Foreign Securities and Emerging Markets Risk. To the extent a Portfolio invests in foreign securities (including depositary receipts), these investments are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, civil conflicts and war, greater volatility, sanctions or other measures by the United States or other governments, currency fluctuations, expropriation and nationalization risks, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Portfolio’s foreign holdings can be affected by currency exchange rates and exchange control regulations. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Portfolio may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. The risks associated with foreign securities are magnified in countries in “emerging markets.” These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries and you may sustain sudden, and sometimes substantial, fluctuations in the value of your investments. The Portfolio’s investments in foreign and emerging market securities may also be subject to foreign withholding taxes and/or other taxes, which would decrease the Portfolio’s yield on these securities.
Geographic Focus Risk. In addition to the more general Foreign Securities and Emerging Markets Risk above, the Portfolios may focus its investments in one or more foreign regions or small group of companies. As a result, such Portfolio’s performance may be subject to greater volatility than a more geographically diversified fund and may be subject to the risks in the following regional areas.
Derivatives Risk. The Portfolio may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Portfolio’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to the Portfolio, and the cost of such strategies may reduce the Portfolio’s returns. Derivatives also expose the Portfolio to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including the credit risk of the derivative counterparty. In addition, the Portfolio may use derivatives for non-hedging purposes, which increases the Portfolio’s potential for loss. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Portfolio does not have a claim on the reference assets and is subject to enhanced counterparty risk.
Investing in derivatives will result in a form of leverage. Leverage involves special risks. The Portfolio may be more volatile than if the Portfolio had not been leveraged because leverage tends to exaggerate any effect of the increase or decrease in the value of the Portfolio’s securities. Registered investment companies are limited in their ability to engage in derivative transactions and are required to identify and earmark assets to provide asset coverage for derivative transactions.
The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately.
The Portfolio’s transactions in futures contracts, swaps and other derivatives will be subject to special tax rules, the effect of which may be to accelerate income to the Portfolio, defer losses to the Portfolio and cause adjustments in the holding periods of the Portfolio’s securities. These rules could therefore affect the amount and timing of distributions to shareholders.
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More About the Portfolio (continued)
WHAT IS A DERIVATIVE?
Derivatives are securities or contracts (for example futures and options) that derive their value from the performance of underlying assets or securities.
Convertible Securities Risk. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities are usually subordinated to comparable nonconvertible securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities, although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.
Interest Rate Risk. The Portfolio invests in debt securities that increase or decrease in value based on changes in interest rates. If rates increase, the value of these investments generally declines. On the other hand, if rates fall, the value of these investments generally increases. Your investment will decline in value if the value of these investments decreases. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. Usually, the changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment. The Portfolio may invest in variable and floating rate Loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate Loans and other securities may decline if their interest rates do not rise as quickly or as much as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Given that the Federal Reserve has begun to raise interest rates, the Portfolio may face a heightened level of interest rate risk.
Credit Risk. There is a risk that issuers and/or counterparties will not make payments on securities, repurchase agreements or other investments held by the Portfolio. Such defaults could result in losses to the Portfolio. In addition, the credit quality of securities held by the Portfolio may be lowered if an issuer’s or counterparty’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Portfolio. Lower credit quality also may affect liquidity and make it difficult for the Portfolio to sell the security. The Portfolio may invest in securities that are rated in the lowest investment grade category. Such securities are considered to have speculative characteristics similar to high yield securities, and issuers or counterparties of such securities are more vulnerable to changes in economic conditions than issuers or counterparties of higher grade securities. Prices of the Portfolio’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Portfolio’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Mortgage-Related and Other Asset-Backed Securities Risk. The Portfolio may invest in both residential or commercial mortgage-related and asset-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. The value of mortgage-backed and asset-backed securities will be influenced by the factors affecting the residential and commercial property market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, during such periods and also under normal conditions, these securities are also subject to prepayment and call risk. Gains and losses associated with prepayments will increase or decrease a Portfolio’s yield and the income available for distribution by the Portfolio. When mortgages and other obligations are prepaid and when securities are called, the Portfolio may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Portfolio may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Portfolio may exhibit additional volatility. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under “Credit Risk”. The risk of such defaults is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.
The Portfolio may invest in collateralized mortgage obligations (CMOs). CMOs are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class

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with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Portfolio invests may be more volatile and may be subject to higher risk of nonpayment. The Portfolio may invest in interest-only (IO) and principal-only (PO) mortgage-related securities. The values of IO and PO mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, because there may be a drop in trading volume, an inability to find a ready buyer or the imposition of legal restrictions on the resale of securities, these instruments may be illiquid.
Government Securities Risk. The Portfolio invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by Ginnie Mae, Fannie Mae, or Freddie Mac). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Portfolio. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.
High Yield Securities Risk. The Portfolio may invest up to 100% of its total assets in debt securities and other types of investments that are rated below investment grade. High yield, high risk securities and below investment grade securities are also known as junk bonds. Non-investment grade debt securities can be more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the Portfolio’s investments and the Portfolio’s net asset value may be volatile. Furthermore, though these investments generally provide a higher yield than higher-rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses. These securities are considered to be high-risk investments, are speculative with respect to the capacity to pay interest and repay principal and may be issued by companies that are highly leveraged, less creditworthy or financially distressed. These securities are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties, and a potential lack of a secondary or public market for the securities. The market price of these securities can change suddenly and unexpectedly. You should not invest in the Portfolio unless you are willing to assume the greater risk associated with high yield securities. As a result, the Portfolio is intended for investors who are able and willing to assume a high degree of risk.
Currency Risk. Changes in foreign currency exchange rates will affect the value of the Portfolio’s securities and the price of the Portfolio’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets. The Portfolio may engage in various strategies to hedge against currency risk. These strategies may consist of use of foreign currency futures contracts. To the extent the Portfolio enters into such transactions in markets other than in the United States, the Portfolio may be subject to certain currency, settlement, liquidity, trading and other risks similar to those described in this prospectus with respect to the Portfolio’s investments in foreign securities. In addition, the Portfolio may engage in such transactions as a substitute for securities in which the Portfolio invests, to increase exposure to a foreign currency, to shift exposure from one foreign currency to another or for risk management purposes or to increase income or gain to the Portfolio. While the Portfolio’s use of hedging strategies is intended to reduce the volatility of the net asset value of Portfolio shares, the net asset value of the Portfolio will fluctuate. There can be no assurance that the Portfolio’s hedging activities will be effective, and the Portfolio will incur costs in connection with the hedging. Currency hedging may limit the Portfolio’s return if the relative values of currencies change. Furthermore, the Portfolio may only engage in hedging activities from time to time and may not necessarily be engaging in hedging activities when movements in currency exchange rates occur.
Loan Risk. The Portfolio may invest in Loans that are rated below investment grade or the unrated equivalent. Like other high yield, corporate debt instruments, such Loans are subject to an increased risk of default in the payment of principal and interest as well as the other risks described under “Interest Rate Risk,” “Credit Risk,” “High Yield Securities Risk” and “Foreign Securities and Emerging Markets Risk.” Although certain Loans are secured by collateral, the Portfolio could experience delays or limitations in realizing on such collateral or have its interest subordinated to other indebtedness of the obligor. Loans are vulnerable to market sentiment such that economic conditions or other events may reduce the demand for Loans and cause their value to decline rapidly and
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More About the Portfolio (continued)
unpredictably. Although the Portfolio limits investments in illiquid securities to no more than 15% of the Portfolio’s net assets at the time of purchase, Loans that are deemed to be liquid at the time of purchase may become illiquid. No active trading market may exist for some of the Loans and certain Loans may be subject to restrictions on resale. In addition, the settlement period for Loans is uncertain as there is no standardized settlement schedule applicable to such investments. The inability to dispose of Loans in a timely fashion could result in losses to the Portfolio. Certain Loans may take more than seven days to settle. Because some Loans that a Portfolio invests in may have a more limited secondary market, liquidity risk is more pronounced for such Portfolio than for funds that invest primarily in other types of fixed income instruments or equity securities. Typically, Loans are not registered securities and are not listed on any national securities exchange. Consequently, there may be less public information available about the Portfolio’s investments and the market for certain Loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. As a result, the Portfolio may be more dependent upon the analytical ability of its adviser. In addition, certain Loans may not be considered securities under the federal securities laws and, therefore, investments in such Loans may not be subject to certain protections under those laws.
When the Portfolio acquires a loan participation, the Portfolio typically enters into a contractual relationship with the lender or third party selling such participations, but not the borrower.
As a result, the Portfolio assumes the credit risk of the seller of the loan participation and any other parties inter-positioned between the Portfolio and the borrower. The Portfolio may not benefit directly from the collateral supporting the loan in which it has purchased the loan participation or assignment.
Affiliates of the adviser may participate in the primary and secondary market for Loans. Because of limitations imposed by applicable law, the presence of the adviser’s affiliates in the Loan market may restrict the Portfolio’s ability to acquire some Loans, affect the timing of such acquisition or affect the price at which the Loan is acquired. Also, because the adviser may wish to invest in the publicly traded securities of an obligor, it may not have access to material non-public information regarding the obligor to which other investors have access.
Loans are subject to prepayment risks. Gains and losses associated with prepayments will increase or decrease the Portfolio’s yield and the income available for distribution by the Portfolio. When Loans are prepaid, the Portfolio may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for Loans, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield.
Inflation-Linked Security Risk. Inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-linked securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. Any increase in the principal amount of an inflation-linked debt security will be considered taxable ordinary income, even though the Portfolio will not receive the principal until maturity. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. The Portfolio’s investments in inflation-linked securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index. In addition, inflation-linked securities are subject to the risk that the CPI-U or other relevant index may be discontinued, fundamentally altered in a manner materially adverse to the interests of an investor in the securities, altered by legislation or Executive Order in a materially adverse manner to the interests of an investor in the securities or substituted with an alternative index.
Transactions Risk. The Portfolio could experience a loss when selling securities to meet redemption requests by shareholders and its liquidity may be negatively impacted. The risk of loss increases if the redemption requests are large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Portfolio wishes to or is required to sell are illiquid. To the extent a large proportion of shares of the Portfolio are held by a small number of shareholders (or a single shareholder) including funds or accounts over which the adviser or its affiliates have investment discretion, the Portfolio is subject to the risk that these shareholders will purchase or redeem Portfolio shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the adviser or its affiliates. In addition to the other risks described in this section, these transactions could adversely affect the ability of the Portfolio to conduct its investment program. The Portfolio may be unable to sell illiquid securities at its desired time or price or the price at which the securities have been valued for purposes of the Portfolio’s net asset value. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale. Other market participants may be attempting to sell debt securities at the same time as the Portfolio, causing downward pricing pressure and contributing to illiquidity. The capacity for bond dealers to engage in trading or “make a market” in debt securities has not kept pace with the growth of bond markets. This could potentially lead to decreased liquidity and increased volatility in the debt markets. Liquidity and valuation risk may be magnified in a rising interest rate environment, when credit quality is deteriorating or in other circumstances where investor redemptions from fixed income mutual funds may be higher than normal. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress. Similarly, large purchases of Portfolio shares may adversely affect the Portfolio’s performance to the extent that

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the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Large redemptions also could accelerate the realization of capital gains, increase the Portfolio’s transaction costs and impact the Portfolio’s performance.
ETF and Investment Company Risk. The Portfolio may invest in shares of other investment companies and ETFs. Shareholders bear both their proportionate share of the Portfolio’s expenses and similar expenses of the underlying investment company or ETF when the Portfolio invests in shares of another investment company or ETF. The Portfolio is subject to the risks associated with the ETF’s or investment company’s investments. The price movement of an index-based ETF may not track the underlying index and may result in a loss. ETFs and closed-end investment companies may trade at a price below their net asset value (also known as a discount). The Portfolio may invest in J.P. Morgan Funds. Because the Portfolio’s Adviser or its affiliates provide services to and receive fees from J.P. Morgan Funds, the Portfolio’s investments in such funds benefit the Adviser and/or its affiliates. In addition, the Portfolio may hold a significant percentage of the shares of a J.P. Morgan Fund. As a result, the Portfolio’s investments in such a fund may create a conflict of interest.
Preferred Stock Risk. The Portfolio may invest in preferred stock. Preferred stock generally has a preference as to dividends and liquidation over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Because preferred stocks generally pay dividends only after the issuing company makes required payments to holders of its bonds and other debt, the value of preferred stocks generally is more sensitive than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.
European Market Risk. The Portfolio’s performance will be affected by political, social and economic conditions in Europe, such as growth of the economic output (the gross national product), the rate of inflation, the rate at which capital is reinvested into European economies, the success of governmental actions to reduce budget deficits, the resource self-sufficiency of European countries and interest and monetary exchange rates between European countries. European financial markets may experience volatility due to concerns about high government debt levels, credit rating downgrades, rising unemployment, the future of the euro as a common currency, possible restructuring of government debt and other government measures responding to those concerns, and fiscal and monetary controls imposed on member countries of the European Union. The risk of investing in Europe may be heightened due to steps being taken by the United Kingdom to exit the European Union. In addition, if one or more countries were to exit the European Union or abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably.
Additional Risks
Volcker Rule Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder known as the Volcker Rule, if the adviser and/or its affiliates own 25% or more of the outstanding ownership interests of a Portfolio after the permitted seeding period from the implementation of a Portfolio’s investment strategy, a Portfolio could be subject to restrictions on trading that would adversely impact a Portfolio’s ability to execute its investment strategy. Generally, the permitted seeding period is three years from the implementation of the Portfolio’s investment strategy. As a result, the adviser and/or its affiliates may be required to reduce their ownership interests in a Portfolio at a time that is sooner than would otherwise be desirable, which may result in the Portfolio’s liquidation or, if a Portfolio is able to continue operating, may result in losses, increased transaction costs and adverse tax consequences as a result of the sale of portfolio securities.
Smaller Company Risk. (Small Cap and Mid Cap Company Risk) Investments in smaller, newer companies may be riskier and less liquid than investments in larger, more-established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, in the price of debtor equity issued by such companies changes may be more sudden or erratic than the prices of other securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies. This may cause unexpected and frequent decreases in the value of the Portfolio’s investments.
Prepayment and Call Risk. The issuers of mortgage-backed and asset-backed securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage-backed and asset-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Portfolio may have to reinvest in securities with a lower yield. The Portfolio also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Furthermore, some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets, and are also subject to the risk of default described under “Credit Risk.” The
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More About the Portfolio (continued)
risk of such defaults is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages.
Conflicts of Interest
An investment in a Portfolio is subject to a number of actual or potential conflicts of interest. For example, the Adviser and/or its affiliates provide a variety of different services to a Portfolio, for which a Portfolio compensates them. As a result, the Adviser and/or its affiliates have an incentive to enter into arrangements with a Portfolio, and face conflicts of interest when balancing that incentive against the best interests of a Portfolio. The Adviser and/or its affiliates also face conflicts of interest in their service as investment adviser to other clients, and, from time to time, make investment decisions that differ from and/or negatively impact those made by the Adviser on behalf of a Portfolio. In addition, affiliates of the Adviser provide a broad range of services and products to their clients and are major participants in the global currency, equity, commodity, fixed income and other markets in which a Portfolio invests or will invest. In certain circumstances by providing services and products to their clients, these affiliates’ activities will disadvantage or restrict a Portfolio and/or benefit these affiliates. The Adviser may also acquire material non-public information which would negatively affect the Adviser’s ability to transact in securities for a Portfolio. JPMorgan and the Portfolios have adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate conflicts of interest. In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available. For more information about conflicts of interest, see the Potential Conflicts of Interest section in the SAI.
Temporary Defensive Positions
For liquidity and to respond to unusual market conditions, the Portfolios may invest all or most of their total assets in cash and cash equivalents for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments.
WHAT IS A CASH EQUIVALENT?
Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements, certificates of deposit, bankers’ acceptances, commercial paper, money market mutual funds and bank deposit accounts.
While the Portfolio is engaged in a temporary defensive position, it may not meet its investment objective. These investments may also be inconsistent with the Portfolio’s main investment strategies. Therefore, the Portfolio will pursue a temporary defensive position only when market conditions warrant.
Additional Fee Waiver and/or Expense Reimbursement
Service providers to the Portfolio may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time. The Portfolio’s service providers may discontinue or modify these voluntary actions at any time without notice. In addition, certain affiliates of the Adviser participated in selling variable insurance contracts that included the Portfolio as an investment option to variable insurance contract owners who hold such contracts in retirement plans and/or individual retirement accounts (“covered sales”). The Adviser, Administrator and/or Distributor (as defined in the prospectus) will waive certain fees to which they are otherwise entitled with respect to covered sales in order to avoid potential conflicts of interest that may arise under the United States Department of Labor’s revised regulations defining fiduciary advice. The amount of the covered sales waiver will be based upon fees payable to the Adviser, the Administrator, the Distributor and JPMorgan Chase Bank, N.A., as custodian and fund accounting agent, that the Adviser can attribute to assets in the Portfolio as a result of covered sales (such amounts may be estimated). Performance for the Portfolio reflects (or will reflect) these waivers of fees and/or the reimbursement of expenses, if any. Without these waivers and/or expense reimbursements, performance would have been less favorable.
Expense Limitations
The shares of the J.P. Morgan Funds in which the Portfolios may invest a portion of their assets impose a separate investment advisory fee. To avoid charging an investment advisory fee at an effective rate above 0.45% for the Portfolio on affiliated investments, the Adviser will waive investment advisory fees with respect to the Portfolio in an amount equal to the weighted average pro rata amount of affiliated investment advisory fees charged by the underlying J.P. Morgan Funds. These waivers may be in addition to any waiver required to meet the Portfolio’s contractual expense limitation, but will not exceed the Portfolio’s advisory fee.
Expenses of Underlying Funds
The Portfolio invests in Class R6 Shares or the equivalent of the underlying funds to the extent that they are available. To the extent that an underlying fund does not offer Class R6 Shares, the Portfolio will invest in Class R5 Shares. To the extent that an underlying fund does not offer Class R5 Shares, the Portfolios may invest in Institutional Class or Class L Shares, as applicable, or to the extent that an underlying fund does not have Institutional Class or Class L Shares, the Portfolios may invest in Class I Shares of an underlying fund. Institutional Class or Class L and Class I Shares have higher expenses than Class R5 and Class R6 Shares, and Class R5 Shares have higher expenses than Class R6 Shares. To the extent that the Portfolio invests in shares of the underlying funds that do not offer Class R6

14  |   JPMorgan Insurance Trust

Shares, the Portfolio’s total expenses will be higher. Acquired Fund Fees and Expenses will vary with changes in expenses of the underlying funds, as well as allocations of the Portfolio’s assets, and may be higher or lower than those shown. Acquired Fund Fees and Expenses include dividend expenses related to short sales by the underlying funds.
May 1, 2018  |  15

The Portfolio’s Management and Administration
The Portfolio is a series of JPMorgan Insurance Trust, a Massachusetts business trust (the Trust). The Trust is governed by Trustees who are responsible for overseeing all business activities of the Portfolios.
The Portfolio operates in a multiple class structure. A multiple class portfolio is an open-end investment company that issues two or more classes of securities representing interests in the same investment portfolio.
Each class in a multiple class portfolio can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to the Portfolio on different terms than another class. Certain classes may be more appropriate for a particular investor.
The Portfolio may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning the Portfolio’s other share classes. A Financial Intermediary who receives compensation for selling Portfolio shares may receive a different amount of compensation for sales of different classes of shares.
The Portfolio’s Investment Adviser
J.P. Morgan Investment Management Inc. (JPMIM) acts as investment adviser to the Portfolio and makes the day-to-day investment decisions for the Portfolio.
JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMIM is located at 270 Park Avenue, New York, NY 10017.
During the most recent fiscal year ended 12/31/17, JPMIM was paid a management fee (net of waivers), of 0.06%, as a percentage of the Portfolio’s average daily net assets.
A discussion of the basis the Board of Trustees of the Trust used in approving the investment advisory agreement for the Portfolios will be available in the annual report for the fiscal year ended December 31.
The Portfolio Managers
The Portfolio is managed by JPMIM’s Multi-Asset Solutions (MAS). The lead portfolio managers who are primarily responsible for the day-to-day management of the Portfolio are listed below. As part of that responsibility, the portfolio managers establish and monitor the strategy and tactical allocations for the Portfolio. The portfolio managers are assisted by multiple specialist teams who support the strategies of the Portfolio within the parameters established by the lead portfolio managers.
Jeffrey A. Geller, Managing Director and CFA charterholder, Anne Lester, Managing Director, Michael Schoenhaut, Managing Director and CFA charterholder, and Eric J. Bernbaum, Executive
Director and CFA charterholder, serve as portfolio managers for the Portfolio. As CIO for the Americas of MAS, Mr. Geller has had investment oversight responsibility for the Portfolio since its inception. Before joining JPMIM in 2006, he was director of Hedge Fund Investments at Russell Investment Group, where he served as chairman of Russell’s hedge fund investment committee. Ms. Lester has been an employee of JPMIM since 1992, a member of MAS since 2000 and a portfolio manager of the Portfolio since its inception. Ms. Lester is currently the Head of Retirement Solutions within JPMIM’s MAS. Mr. Schoenhaut has been an employee of JPMIM since 1997 and a portfolio manager of the Portfolio since its inception. Mr. Bernbaum is a portfolio manager in MAS. An employee of JPMIM since 2008 and portfolio manager of the Portfolio since 2014, Mr. Bernbaum focuses on manager research, portfolio construction and the implementation of tactical asset allocation across MAS.
The Statement of Additional Information (the SAI) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Portfolio.
The Portfolio’s Administrator
JPMIM (the Administrator) provides administrative services and oversees the Portfolio’s other service providers. The Administrator receives a pro rata portion of the following annual fee on behalf of each Portfolio for administrative services: 0.15% of the first $25 billion of average daily net assets of all funds (excluding certain funds of funds and money market funds) in the J.P. Morgan Funds Complex plus 0.075% of average daily net assets of such funds over $25 billion.
The Portfolio’s Distributor
JPMorgan Distribution Services, Inc. (the Distributor or JPMDS) is the distributor for the Portfolios. The Distributor is an affiliate of JPMIM.
Additional Compensation to Financial Intermediaries
JPMIM, JPMDS and, from time to time, other affiliates of JPMorgan Chase may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries who sell shares of the Portfolios. For the Portfolios, Financial Intermediaries include insurance companies and their affiliated broker-dealers, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into an agreement with the Distributor. These additional cash payments are generally made to Financial Intermediaries that provide shareholder or administrative services to variable insurance contract owners or Eligible Plan participants or marketing support.

16  |   JPMorgan Insurance Trust

Shareholder Information
Pricing Portfolio Shares
How are Portfolio Shares Priced?
Shares are sold at net asset value (NAV) per share. Shares are also redeemed at NAV. The NAV of each class within the Portfolio varies, primarily because each class has different class specific expenses such as distribution fees.
The NAV per share of a class of the Portfolio is equal to the value of all the assets attributable to that class, minus the liabilities attributable to that class, divided by the number of outstanding shares of that class. The following is a summary of the valuation procedures generally used to value the J.P. Morgan Funds’ investments.
Securities for which market quotations are readily available are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available; market quotations are determined not to be reliable; or, their value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before the Portfolio’s NAV is calculated, may be valued at fair value in accordance with policies and procedures adopted by the J.P. Morgan Funds’ Board of Trustees. Fair value represents a good faith determination of the value of a security or other asset based upon specifically applied procedures. Fair valuation may require subjective determinations. There can be no assurance that the fair value of an asset is the price at which the asset could have been sold during the period in which the particular fair value was used in determining the Portfolio’s NAV.
Equity securities listed on a North American, Central American, South American or Caribbean securities exchange are generally valued at the last sale price on the exchange on which the security is principally traded. Other foreign equity securities are fair valued using quotations from an independent pricing service, as applicable. The value of securities listed on the NASDAQ Stock Market, Inc. is generally the NASDAQ official closing price.
Fixed income securities are valued using prices supplied by an approved independent third party or affiliated pricing services or broker/dealers. Those prices are determined using a variety of inputs and factors as more fully described in the SAI.
Assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates from an approved independent pricing service as of 4:00 p.m. ET.
Shares of ETFs are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.
Options (e.g., on stock indices or equity securities) traded on U.S. equity securities exchanges are valued at the composite mean price, using the National Best Bid and Offer quotes at the close of options trading on such exchanges.
Options traded on foreign exchanges or U.S. commodity exchanges are valued at the settled price, or if no settled price is available, at the last sale price available prior to the calculation of the Portfolio’s NAV and will be fair valued by applying fair value factor provided by independent pricing services, as applicable, for any options involving equity reference obligations listed on exchanges other than North American, Central American, South American or Caribbean securities exchanges.
Exchange traded futures (e.g., on stock indices, debt securities or commodities) are valued at the settled price, or if no settled price is available, at the last sale price as of the close of the exchanges on which they trade. Any futures involving equity reference obligations listed on exchanges other than North American, Central American, South American or Caribbean securities exchanges will be fair valued by applying fair value factor provided by independent pricing services, as applicable.
Non-listed over-the-counter options and futures are valued utilizing market quotations provided by approved pricing services.
Swaps and structured notes are priced generally by an approved independent third party or affiliated pricing service or at an evaluated price provided by a counterparty or broker/ dealer.
Any derivatives involving equity reference obligations listed on exchanges other than North American, Central American, South American or Caribbean securities exchanges will be fair valued by applying fair value factor provided by independent pricing services, as applicable.
NAV is calculated each business day as of the close of the NYSE, which is typically 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the Fund closes. The Portfolios will not treat an intraday unscheduled disruption or closure in NYSE trading as a closure of the NYSE and will calculate NAV as of 4:00 p.m., ET if the particular disruption or closure directly affects only the NYSE. The price at which a purchase is effected is based on the next calculation of NAV after the order is received in proper form in accordance with this prospectus. To the extent the Portfolio invests in securities that are primarily listed on foreign exchanges or other markets that trade on weekends or other days when the Portfolio does not price its shares, the value of the Portfolio’s shares may change on days when you will not be able to purchase or redeem your shares.
When can Portfolio Shares be Purchased?
Purchases may be made on any business day for the Portfolio. This includes any day that the Portfolio is open for business, other than weekends and days on which the NYSE is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

May 1, 2018  |  17

Shareholder Information (continued)
Purchasing Portfolio Shares
Who can Purchase Shares of the Portfolio?
Shares of the Portfolio are sold to separate accounts of insurance companies investing on instructions of contract owners of variable insurance contracts. Purchasers of variable insurance contracts will not own shares of the Portfolio. Rather, all shares will be owned by the insurance companies and held through their separate accounts for the benefit of purchasers of variable insurance contracts. Shares are also available to Eligible Plans for the benefit of their participants. All investments in the Portfolio are credited to the shareholder’s account in the form of full or fractional shares of the designated Portfolio. Purchases are processed on any day on which the Portfolio is open for business. If purchase orders are received by an insurance company from its variable insurance contract holders or by an Eligible Plan from its participants before the Portfolio’s Closing Time, the order will be effective at the NAV per share calculated that day, provided that the order and federal funds are received by the Portfolio in proper form on the next business day. The insurance company or Eligible Plan administrator or trustee is responsible for properly transmitting purchase orders and federal funds.
Share ownership is electronically recorded; therefore, no certificate will be issued.
The interests of different separate accounts and Eligible Plans are not always the same, and material, irreconcilable conflicts may arise. The Board of Trustees will monitor events for such conflicts and, should they arise, will determine what action, if any, should be taken.
Federal law requires the Portfolio to obtain, verify and record an accountholder’s name, principal place of business and Employer Identification Number or other government issued identification when opening an account. The Portfolio may require additional information in order to open a corporate account or under certain other circumstances. This information will be used by the Portfolio or its transfer agent to attempt to verify the accountholder’s identity. The Portfolio may not be able to establish an account if the accountholder does not provide the necessary information. In addition, the Portfolio may suspend or limit account transactions while it is in the process of attempting to verify the accountholder’s identity. If the Portfolio is unable to verify the accountholder’s identity after an account is established, the Portfolio may be required to involuntarily redeem the accountholder’s shares and close the account. Losses associated with such involuntary redemption may be borne by the investor.
Shares of the Portfolio have not been registered for sale outside of the United States. This prospectus is not intended for distribution to prospective investors outside of the United States. The Portfolio generally does not market or sell shares to investors domiciled outside of the United States, even, with regard to individuals, if they are citizens or lawful permanent residents of the United States.
Redeeming Portfolio Shares
Portfolio shares may be sold at any time by the separate accounts of the insurance companies issuing the variable insurance contracts or Eligible Plans. Individuals may not place sell orders directly with the Portfolio. Redemptions are processed on any day on which the Portfolio is open for business. If redemption orders are received by an insurance company from its variable insurance contract holders or by an Eligible Plan from its participants before the Portfolio’s Closing Time, the order will be effective at the NAV per share calculated that day, provided that the order is received by the Portfolio in proper form on the next business day. The insurance company or Eligible Plan administrator or trustee is responsible for properly transmitting redemption orders. The length of time that the Portfolios typically expect to pay redemption proceeds depends on the method of payment and the agreement between the insurance company or Eligible Plan administrator or trustee and the Portfolios. The Portfolios typically expect to pay redemption proceeds to the insurance company or Eligible Plan within 1 to 3 business days following the Portfolio’s receipt of the redemption order from the insurance company or Eligible Plan. Payment of redemption proceeds to the insurance company or Eligible Plan may take longer than the time a Portfolio typically expects and may take up to seven days as permitted by the 1940 Act. Variable insurance contract owners should consult the applicable variable insurance contract prospectus and Eligible Plan participants should consult the Eligible Plan’s administrator or trustee for more information about redeeming Portfolio shares.
The Portfolio may suspend the ability to redeem when:
1.	Trading on the NYSE is restricted;
2.	The NYSE is closed (other than weekend and holiday closings);
3.	Federal securities laws permit;
4.	The SEC has permitted a suspension; or
5.	An emergency exists, as determined by the SEC.
Generally, all redemptions will be for cash. The J.P. Morgan Funds typically expect to satisfy redemption request by selling portfolio assets or by using holdings of cash or cash equivalents. On a less regular basis, the Portfolios may also satisfy redemption requests by borrowing from another Portfolio, by drawing on a line of credit from a bank, or using other short-term borrowing from its custodian. These methods may be used during both normal and stressed market conditions. In addition to paying redemption proceeds in cash, if shares redeemed are worth $250,000 or more, the Portfolios reserve the right to pay part or all of the redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Portfolio will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Portfolio and its remaining shareholders. If an insurance

18  |   JPMorgan Insurance Trust

company or Eligible Plan received a redemption in-kind, securities received may be subject to market risk and taxable gains and brokerage or other charges in converting the securities to cash. While the Portfolios do not routinely use redemptions in-kind, the Portfolios reserve the right o use redemptions in-kind to manage the impact of large redemptions on the Portfolios. Redemption in-kind proceeds will typically be made by delivering a pro-rata amount of Portfolio’s holdings that are readily marketable securities to the redeeming insurance company or Eligible Plan within seven days after the Portfolio’s receipt of the redemption order.
Abusive Trading
The Portfolio does not authorize market timing. Market timing is an investment strategy using frequent purchases and redemptions in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Portfolio shares held by long-term variable insurance contract owners or participants in Eligible Plans, disrupt portfolio management and increase Portfolio expenses for all shareholders. Although market timing may affect any fund, these risks may be higher for funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when the Portfolio invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Portfolio calculates its net asset value. To the extent that the Portfolio is unable to identify market timers effectively, long-term investors may be adversely affected.
The Portfolio’s Board of Trustees has adopted policies and procedures with respect to market timing. Because purchase and sale transactions are submitted to the Portfolio on an aggregated basis by the insurance company issuing the variable insurance contract or by an Eligible Plan, the Portfolio is limited in identifying and eliminating market timing transactions by individual variable insurance contract owners or Eligible Plan participants. In an aggregated transaction, the purchases of Portfolio shares and the redemptions of Portfolio shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Portfolio. The Portfolio, therefore, has to rely upon the insurance companies to police restrictions in the variable insurance contracts or according to the insurance company’s administrative policies; those restrictions will vary from variable insurance contract to variable insurance contract. Similarly, with respect to Eligible Plans, the Portfolio is often dependent upon the Eligible Plan’s financial intermediaries who utilize their own policies and procedures to identify market timers.
The Portfolio has attempted to put safeguards in place to assure that financial intermediaries, including insurance companies, have implemented procedures designed to deter market timing and abusive trading. The Portfolio will seek to monitor for signs of market timing activities, such as unusual cash flows, and may request information from the applicable insurance company or Eligible Plan to determine whether or not market timing or abusive trading is involved. In addition, under agreements with insurance companies, the Portfolio may request transaction information from insurance companies at any time in order to determine whether there has been short-term trading by the insurance companies’ contract owners. The Portfolio will request that the insurance company provide individual contract owner level detail to the Portfolio at its request. Under such agreements, the Portfolio or the Distributor may restrict or prohibit any purchase orders with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of purchases and sales of Portfolio shares that indicates market timing or trading they determine is abusive to the extent possible.
The Portfolio will seek to apply these policies as uniformly as practicable. It is, however, more difficult to locate and eliminate individual market timers in the separate accounts or Eligible Plans, and there can be no assurances that the Portfolio will be able to effectively identify and eliminate market timing and abusive trading in the Portfolio. Variable insurance contract owners should consult the prospectus for their variable insurance contract for additional information on contract level restrictions relating to market timing.
In addition to rejecting purchase orders in connection with suspected market timing activities, the Portfolio can reject a purchase order in certain other circumstances including when it does not think a purchase order is in the best interest of the Portfolio and/or its shareholders or if it determines the trading to be abusive.
Rule 12b-1 Fees
The Portfolio described in this prospectus have adopted a Distribution Plan under Rule 12b-1 that allows them to pay distribution fees for the sale and distribution of the Class 2 Shares of the Portfolio. These fees are called “Rule 12b-1 fees.” Rule 12b-1 fees are paid by the Portfolio to the Distributor as compensation for its services and expenses in connection with the sale and distribution of Portfolio shares. The Distributor in turn pays all or part of these Rule 12b-1 fees to financial intermediaries, including participating insurance companies or their affiliates that have agreements with the Distributor to sell shares of the Portfolio. The Distributor may pay Rule 12b-1 fees to its affiliates. Payments are not tied to actual expenses incurred. The Portfolio pay annual distribution fees of up to 0.25% of the average daily net assets attributable to Class 2 Shares. Because Rule 12b-1 fees are paid out of Portfolio assets
May 1, 2018  |  19

Shareholder Information (continued)
on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
Voting and Shareholder Meetings
How are Shares of the Portfolio Voted?
As long as required by the SEC, the insurance company that issued your variable insurance contract will solicit voting instructions from the purchasers of variable insurance contracts with respect to any matters that are presented to a vote of shareholders. Therefore, to the extent an insurance company is required to vote the total Portfolio shares held in its separate accounts, including those owned by the insurance company, on a proportional basis, it is possible that a small number of variable insurance contract owners would be able to determine the outcome of a matter. The Portfolio or class votes separately on matters relating solely to that Portfolio or class or which affect that Portfolio or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally. Shareholders shall be entitled to one vote for each share held.
When are Shareholder Meetings Held?
The Trust does not hold annual meetings of shareholders but may hold special meetings. Special meetings are held, for example, to elect or remove trustees, change a Portfolio’s fundamental investment objective, or approve an investment advisory contract.
Questions
Any questions regarding the Portfolio should be directed to JPMorgan Insurance Trust, P.O. Box 8528, Boston, MA 02266-8528, 1-800-480-4111. All questions regarding variable insurance contracts should be directed to the address or telephone number indicated in the prospectus or other literature that you received when you purchased your variable insurance contract.
Distributions and Taxes
The Portfolio intends to qualify each taxable year as a regulated investment company for U.S. federal income tax purposes pursuant to the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the Code) and the regulations thereunder, and to meet all other requirements necessary for it to be relieved of U.S. federal income taxes on income and gains it distributes to the separate accounts of the insurance companies or Eligible Plans. The Portfolio will distribute any net investment income and net realized capital gains at least annually. Both types of distributions will be made in shares of the Portfolio unless an election is made on behalf of a separate account or Eligible Plan to receive some or all of the distribution in cash.
The discussions below are based on the assumption that the shares of the Portfolio will be respected as owned by insurance company separate accounts and Eligible Plans. If this is not the case, the person(s) determined to own the shares will be currently taxed on Portfolio distributions and redemption proceeds. Because insurance company separate accounts and Eligible Plans will be the only shareholders of the Portfolio, no attempt is made here to describe the tax treatment of Portfolio shareholders that are generally taxable.
Tax Consequences to Variable Insurance Contract Owners
Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59½ may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.
In order for investors to receive the favorable tax treatment available to holders of variable insurance contracts, the separate accounts underlying such contracts, as well as the Portfolios in which such accounts invest, must meet certain diversification requirements under Section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements imposed on the Portfolio by the 1940 Act and Subchapter M of the Code, place certain limitations on assets of each insurance company separate account used to fund variable contracts. The Portfolio intends to comply with these requirements. If the Portfolio does not meet such requirements, income allocable to the contracts will be taxable currently to the contract owners.
In addition, if owners of variable insurance contracts have an impermissible level of control over the investments underlying their contracts, the advantageous tax treatment provided to insurance company separate accounts under the Code will no longer be available.
Under Treasury regulations, insurance companies holding the separate accounts must report to the Internal Revenue Service losses above a certain amount resulting from a sale or disposition of Portfolio shares.
For a further discussion of the tax consequences of variable annuity and variable life contracts, please refer to the prospectuses or other documents that you received when you purchased your variable annuity or variable life product.
Tax Consequences to Eligible Plan Participants
Generally, Eligible Plan participants are not taxed currently on distributions of net investment income and capital gains to such plans. Contributions to these plans may be tax deductible, although distributions from these plans are generally taxable. In the case of Roth IRA accounts, contributions are not tax deductible, but distributions from the plan may be tax free.

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Tax Consequences of Certain Portfolio Investments
The Portfolio is generally subject to foreign withholding or other foreign taxes, which in some cases can be significant on any income or gain from investments in foreign stocks or securities. In that case, the Portfolio’s total return on those securities would be decreased. The Portfolio may generally deduct these taxes in computing its taxable income. Rather than deducting these foreign taxes, the Portfolio that invests more than 50% of its assets in the stock or securities of foreign corporations or foreign governments at the end of its taxable year may make an election to treat a proportionate amount of eligible foreign taxes as constituting a distribution to each shareholder, which would, subject to certain limitations, generally allow the shareholder to either (i) to credit that proportionate amount of taxes against U.S. Federal income tax liability as a foreign tax credit or (ii) to take that amount as an itemized deduction.
The Portfolio’s investments in certain debt obligations, mortgage-backed securities, asset-backed securities, REIT securities and derivative instruments may require the Portfolio to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Portfolio may be required to liquidate other investments in its portfolio that it otherwise would have continued to hold, including when it is not advantageous to do so. The Portfolio’s investment in REIT securities also may result in the Portfolio’s receipt of cash in excess of the REIT’s earnings.
The Portfolio’s transactions in future contracts, swaps and other derivatives will be subject to special tax rules, the effect of which may be to accelerate income to the Portfolio, defer losses to the Portfolio and cause adjustments in the holding periods of the Portfolio’s securities. These rules could therefore affect the amount and timing of distributions to shareholders.
Please refer to the SAI for more information regarding the tax treatment of the Portfolio.
The above is a general summary of tax implications of investing in the Portfolio. Because each investor’s tax consequences are unique, investors should consult their own tax advisors to see how investing in the Portfolio will affect their individual tax situations.
Availability of Proxy Voting Record
The Trustees have delegated the authority to vote proxies for securities owned by the Portfolio to the applicable investment adviser. A copy of the Portfolio’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at www.jpmorgan.com/variableinsuranceportfolios no later than August 31 of each year. The Portfolio’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security and will state how each vote was cast, for example, for or against the proposal.
Portfolio Holdings Disclosure
No sooner than 30 days after the end of each month, the Portfolio will make available upon request an uncertified, complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Portfolio will make available a complete schedule of its portfolio holdings as of the last day of that quarter.
In addition to providing hard copies upon request, the Portfolio will post these quarterly schedules on www.jpmorgan.com/variableinsuranceportfolios and on the SEC’s website at www.sec.gov. From time to time, the Portfolios may post portfolio holdings on the J.P. Morgan Funds website on a more timely basis.
Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s holdings is available in the SAI.
May 1, 2018  |  21

Financial Highlights
The financial highlights tables are intended to help you understand the Portfolio’s financial performance for the past five fiscal years or the period of the Portfolio’s operations, as applicable. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). The total returns do not include charges that will be imposed by variable insurance contracts or by Eligible Plans. If these charges were reflected, returns would be lower than those shown. This information for each period presented has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolio’s financial statements, are included in the Portfolio’s annual report, which is available upon request.
To the extent the Portfolio invests in other funds, the Total Annual Fund Operating Expenses included in the fee table will not correlate to the ratio of expenses to average net assets in the financial highlights below.
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Return of capital	Total distributions
Income Builder Portfolio
Class 2
Year Ended December 31, 2017	$ 9.92	$ 0.35(g)	$ 0.81	$ 1.16	$ (0.36)	$(0.10)	$ —	$(0.46)
Year Ended December 31, 2016	9.63	0.35(g)	0.25	0.60	(0.30)	—	(0.01)	(0.31)
Year Ended December 31, 2015	9.95	0.33(g)	(0.39)	(0.06)	(0.25)	(0.01)	—	(0.26)
December 9, 2014 (i) through December 31, 2014	10.00	0.03	(0.05)	(0.02)	(0.03)	—	—	(0.03)
(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Net investment income (loss) is affected by timing of distributions from Underlying Funds.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Does not include expenses of Underlying Funds.
(g)	Calculated based upon average shares outstanding.
(h)	Certain non-recurring expenses incurred by the Portfolio were not annualized for the year ended December 31, 2015 and the period ended December 31, 2014.
(i)	Commencement of operations.
22  |  JPMorgan Insurance Trust

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period	Net expenses (e)(f)	Net investment income (loss) (b)	Expenses without waivers, reimbursements and earnings credits (f)	Portfolio turnover rate (c)

$10.62	11.70%	$ 42,121,897	0.84%	3.31%	1.40%	85%
9.92	6.21	48,465,426	0.85	3.47	1.49	46
9.63	(0.50)	29,991,045	0.85(h)	3.30(h)	1.71(h)	42
9.95	(0.18)	19,856,239	0.85(h)	4.42(h)	8.08(h)	1
May 1, 2018  |  23

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How to Reach Us
MORE INFORMATION
For more information on the Portfolio, the following documents are available free upon request:
ANNUAL AND SEMI-ANNUAL REPORTS
Our annual and semi-annual reports contain more information about the Portfolio’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Portfolio’s performance during the last fiscal year.
STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains more detailed information about the Portfolio and its policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.
You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:
J.P. Morgan Funds Services
P.O. Box 8528 Boston,
MA 02266-8528
You can also find information online at www.jpmorgan.com/variableinsuranceportfolios.
You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Portfolio, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.
Public Reference Room of the SEC
100 F Street, N.E.
Washington, DC 20549-1520
1-202-551-8090
E-mail: publicinfo@sec.gov
Reports, a copy of the SAI and other information about the Portfolio are also available on the EDGAR Database on the SEC’s website at http://www.sec.gov.
VARIABLE INSURANCE CONTRACTS
This prospectus is used with variable insurance contracts. All questions regarding variable insurance contracts should be directed to the address or phone numbers in the variable insurance contract prospectus.
The Investment Company Act File No. is 811-7874.

©JPMorgan Chase & Co., 2018. All rights reserved. May 2018.
PR-JPMITIBP2-518